UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class A, Class T, Class B
and Class C

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	4.37%	4.72%	4.96%
Class T (incl. 3.50% sales charge)	6.68%	5.00%	4.97%
Class B (incl. contingent deferred sales charge) A	4.85%	4.80%	4.99%
Class C (incl. contingent deferred sales charge) B	8.93%	5.18%	4.78%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Class A on August 31, 2003, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major equity benchmarks set record highs during the 12 months ending August 31, 2013, fueled by an improving global economy and accommodative monetary policies worldwide. The broad-based S&P 500® Index rose 18.70% for the 12 months, setting new highs, while the blue-chip-laden Dow Jones Industrial AverageSM also achieved significant milestones en route to climbing 16.13%. The growth-oriented Nasdaq Composite Index® advanced 18.75%. Stocks slipped early on as investors grew anxious about the U.S. presidential election and the federal debt limit. Markets quickly rebounded and rose through late May, but concern over the U.S. Federal Reserve tapering its bond-buying program prompted a brief, but steep, market sell-off in June. Stocks recovered when the Fed said no moves were imminent, but doubt returned in August as a military strike on Syria loomed. On the bond side of the ledger, U.S. high-income securities rallied alongside equities for most of the period, but cooled off in May and June as interest rates spiked on possible Fed tightening. The sector still advanced solidly, with The BofA Merrill LynchSM US High Yield Constrained Index returning 7.55%. The more rate-sensitive U.S. investment-grade bond category fared far worse, as reflected in the -2.47% return of the Barclays® U.S. Aggregate Bond Index, its largest trailing one-year loss in almost 20 years.

Comments from Co-Portfolio Manager Robert Stansky, Head of FMR's Stock Selector Large Cap Group, which manages Fidelity Advisor® Balanced Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 10.74%, 10.55%, 9.85% and 9.93%, respectively (excluding sales charges), compared with 9.87% for the Fidelity Balanced 60/40 Composite IndexSM. Overweighting stocks and underweighting investment-grade bonds notably drove the fund's result. Looking at fixed income, among the biggest contributors were an overweighting in corporate bonds and an underweighting in sovereigns. Security selection also helped. In terms of individual stocks, we successfully avoided computer services provider and index component IBM, which we believe faces an uphill battle, due in part to increased pressure from competitors and slower growth prospects in comparison to smaller software and hardware companies. The fund also received a lift from biopharmaceutical firm Gilead Sciences, which saw its shares rise amid continued success with its treatments for HIV/AIDS. We reduced our position in Gilead to take profits and help manage risk. Conversely, the biggest detractor by far was Apple, the fund's largest holding during the period. The stock reversed course in late September 2012 and continued downward through most of the period, as investors reacted to lackluster quarterly financial results, prompting us to reduce our overweighting.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013) for Class A, Class T, Class B, Class C and Institutional Class and for the entire period (August 13, 2013 to August 31, 2013) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value August 31, 2013	Expenses Paid During Period
Class A	.95%
Actual		$ 1,000.00	$ 1,050.30	$ 4.91 C
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84 D
Class T	1.17%
Actual		$ 1,000.00	$ 1,049.30	$ 6.04 C
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96 D
Class B	1.77%
Actual		$ 1,000.00	$ 1,045.70	$ 9.13 C
HypotheticalA		$ 1,000.00	$ 1,016.28	$ 9.00 D
Class C	1.71%
Actual		$ 1,000.00	$ 1,046.20	$ 8.82 C
HypotheticalA		$ 1,000.00	$ 1,016.59	$ 8.69 D
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,051.50	$ 3.52 C
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47 D
Class Z	.53%
Actual		$ 1,000.00	$ 975.80	$ .27 C
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C and Institutional Class and multiplied by 19/365 (to reflect the period August 13, 2013 to August 31, 2013) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	2.7
Procter & Gamble Co.	1.4	1.5
JPMorgan Chase & Co.	1.4	1.2
Capital One Financial Corp.	1.3	1.0
Microsoft Corp.	1.3	0.0
	7.9
Top Five Bond Issuers as of August 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	6.8	8.8
Fannie Mae	5.1	5.2
Freddie Mac	1.6	2.1
Ginnie Mae	1.6	1.7
Wachovia Bank Commercial Mortgage Trust	0.4	0.2
	15.5
Top Five Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.7	14.2
Information Technology	13.3	12.5
Health Care	9.3	8.6
Consumer Discretionary	9.0	8.1
Energy	8.3	8.5
Asset Allocation (% of fund's net assets)
As of August 31, 2013 *		As of February 28, 2013 **
	Stocks and Equity Futures 70.0%		Stocks and Equity Futures 66.2%
	Bonds 27.7%		Bonds 30.2%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	10.0%	** Foreign investments	8.8%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Common Stocks - 69.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	72,981	$ 2,037
Hotels, Restaurants & Leisure - 1.4%
Domino's Pizza, Inc.	34,880	2,143
Starbucks Corp.	90,710	6,397
Wynn Resorts Ltd.	30,356	4,281
Yum! Brands, Inc.	73,994	5,181
		18,002
Internet & Catalog Retail - 0.9%
Liberty Media Corp. Interactive Series A (a)	344,764	7,785
priceline.com, Inc. (a)	4,865	4,566
		12,351
Media - 2.8%
Comcast Corp. Class A	226,348	9,527
DIRECTV (a)	92,835	5,401
Legend Pictures LLC (m)(n)	415	748
Liberty Global PLC Class A (a)	14,537	1,129
Time Warner, Inc.	146,368	8,860
Twenty-First Century Fox, Inc. Class A	363,053	11,374
		37,039
Multiline Retail - 0.6%
Dollar General Corp. (a)	141,235	7,622
Specialty Retail - 1.0%
Lowe's Companies, Inc.	114,347	5,239
TJX Companies, Inc.	148,016	7,803
		13,042
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	64,950	4,080
Oxford Industries, Inc.	16,130	1,001
PVH Corp.	38,974	5,018
Under Armour, Inc. Class A (sub. vtg.) (a)	36,511	2,652
		12,751
TOTAL CONSUMER DISCRETIONARY		102,844
CONSUMER STAPLES - 7.2%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	18,529	1,728
Coca-Cola Bottling Co. CONSOLIDATED	6,458	406
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	1,862	223
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	17,269	$ 405
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	13,370	465
Constellation Brands, Inc. Class A (sub. vtg.) (a)	32,319	1,753
Diageo PLC sponsored ADR	19,539	2,397
Embotelladora Andina SA sponsored ADR	14,611	442
Pernod Ricard SA	21,396	2,484
Remy Cointreau SA	17,229	1,813
The Coca-Cola Co.	383,214	14,631
		26,747
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	162,179	9,414
Drogasil SA	33,500	237
Kroger Co.	153,631	5,623
Sysco Corp.	19,000	608
United Natural Foods, Inc. (a)	4,051	246
Wal-Mart Stores, Inc.	37,741	2,754
		18,882
Food Products - 0.4%
Archer Daniels Midland Co.	13,592	479
Bunge Ltd.	21,144	1,602
Green Mountain Coffee Roasters, Inc. (a)	6,311	545
Mead Johnson Nutrition Co. Class A	24,630	1,848
Nestle SA	15,778	1,033
		5,507
Household Products - 1.4%
Procter & Gamble Co.	240,011	18,694
Personal Products - 0.1%
L'Oreal SA	5,800	968
Nu Skin Enterprises, Inc. Class A	5,639	472
		1,440
Tobacco - 1.7%
Altria Group, Inc.	206,118	6,983
British American Tobacco PLC sponsored ADR	135,014	13,713
Philip Morris International, Inc.	17,895	1,493
Souza Cruz SA	42,050	441
		22,630
TOTAL CONSUMER STAPLES		93,900
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.0%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	73,786	$ 4,190
Dril-Quip, Inc. (a)	13,000	1,326
Ensco PLC Class A	51,866	2,882
Frank's International NV	4,600	127
Halliburton Co.	25,660	1,232
National Oilwell Varco, Inc.	76,672	5,697
Ocean Rig UDW, Inc. (United States) (a)	36,044	629
Oceaneering International, Inc.	12,777	991
Pacific Drilling SA (a)	100	1
Vantage Drilling Co. (a)	337,500	581
		17,656
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	78,614	7,187
Cabot Oil & Gas Corp.	74,600	2,919
Chevron Corp.	71,567	8,619
Cobalt International Energy, Inc. (a)	42,044	1,026
Concho Resources, Inc. (a)	21,692	2,093
ConocoPhillips	151,400	10,038
Continental Resources, Inc. (a)	18,403	1,698
EOG Resources, Inc.	28,400	4,460
Exxon Mobil Corp.	173,982	15,164
Kinder Morgan Holding Co. LLC	63,400	2,405
Marathon Oil Corp.	124,695	4,293
Marathon Petroleum Corp.	34,638	2,512
Noble Energy, Inc.	45,045	2,767
Phillips 66	57,207	3,267
Pioneer Natural Resources Co.	5,500	962
Spectra Energy Corp.	76,300	2,526
Suncor Energy, Inc.	67,290	2,268
		74,204
TOTAL ENERGY		91,860
FINANCIALS - 11.7%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	39,389	3,393
BlackRock, Inc. Class A	11,356	2,956
Credit Suisse Group	18,776	541
Deutsche Bank AG	19,500	847
E*TRADE Financial Corp. (a)	115,556	1,622
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Evercore Partners, Inc. Class A	12,200	$ 544
Invesco Ltd.	41,015	1,245
Morgan Stanley	158,044	4,071
Northern Trust Corp.	29,205	1,602
Oaktree Capital Group LLC Class A	13,000	673
TD Ameritrade Holding Corp.	8,752	225
The Blackstone Group LP	52,228	1,141
UBS AG	65,755	1,270
		20,130
Commercial Banks - 1.8%
Barclays PLC	179,639	787
BNP Paribas SA	15,400	965
CIT Group, Inc. (a)	14,244	682
Comerica, Inc.	10,100	412
Erste Group Bank AG	14,600	468
Huntington Bancshares, Inc.	191,793	1,580
Intesa Sanpaolo SpA	261,100	512
KBC Groupe SA	5,079	223
PNC Financial Services Group, Inc.	63,883	4,617
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	96,300	1,015
Societe Generale Series A	28,000	1,225
Synovus Financial Corp.	299,205	954
U.S. Bancorp	289,716	10,467
		23,907
Consumer Finance - 1.7%
Capital One Financial Corp.	262,075	16,917
Discover Financial Services	18,752	886
SLM Corp.	199,807	4,793
		22,596
Diversified Financial Services - 3.8%
Bank of America Corp.	1,120,366	15,820
Citigroup, Inc.	240,926	11,644
IntercontinentalExchange, Inc. (a)	17,028	3,061
JPMorgan Chase & Co.	356,701	18,024
KBC Ancora (a)	20,348	464
		49,013
Insurance - 1.7%
ACE Ltd.	32,732	2,871
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	8	$ 1,336
Direct Line Insurance Group PLC	319,600	1,074
esure Group PLC	125,000	469
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,100	1,274
Marsh & McLennan Companies, Inc.	125,814	5,187
MetLife, Inc.	122,972	5,680
The Travelers Companies, Inc.	50,230	4,013
Validus Holdings Ltd.	12,553	434
WMI Holdings Corp. (a)	4,454	5
		22,343
Real Estate Investment Trusts - 0.6%
American Tower Corp.	68,910	4,789
Equity Lifestyle Properties, Inc.	33,920	1,179
Sun Communities, Inc.	31,742	1,364
		7,332
Real Estate Management & Development - 0.5%
Altisource Residential Corp. Class B (a)	194,010	3,676
CBRE Group, Inc. (a)	138,667	3,033
		6,709
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	17,461	881
Washington Mutual, Inc. (a)	130,000	0
		881
TOTAL FINANCIALS		152,911
HEALTH CARE - 8.8%
Biotechnology - 2.5%
Actelion Ltd.	10,562	718
Alexion Pharmaceuticals, Inc. (a)	41,235	4,443
Amgen, Inc.	85,178	9,279
Biogen Idec, Inc. (a)	22,386	4,769
CSL Ltd.	24,112	1,459
CSL Ltd. ADR	1,000	30
Gilead Sciences, Inc. (a)	181,272	10,925
Onyx Pharmaceuticals, Inc. (a)	10,325	1,276
		32,899
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	403,006	4,264
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	84,193	$ 5,001
Quidel Corp. (a)	52,670	1,397
Stryker Corp.	62,109	4,154
The Cooper Companies, Inc.	27,874	3,641
		18,457
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	81,128	2,030
CIGNA Corp.	84,053	6,614
HCA Holdings, Inc.	9,307	355
Henry Schein, Inc. (a)	32,894	3,324
McKesson Corp.	25,156	3,054
		15,377
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	23,056	1,795
Thermo Fisher Scientific, Inc.	47,925	4,257
		6,052
Pharmaceuticals - 3.2%
AbbVie, Inc.	167,718	7,146
Bristol-Myers Squibb Co.	50,102	2,089
Merck & Co., Inc.	89,010	4,209
Perrigo Co.	25,328	3,079
Pfizer, Inc.	510,187	14,392
Roche Holding AG (participation certificate)	2,773	692
Sanofi SA sponsored ADR	28,841	1,378
Valeant Pharmaceuticals International, Inc. (Canada) (a)	29,127	2,865
Warner Chilcott PLC	162,075	3,477
Zoetis, Inc. Class A	105,811	3,084
		42,411
TOTAL HEALTH CARE		115,196
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	95,756	7,619
Precision Castparts Corp.	21,000	4,436
TransDigm Group, Inc.	16,132	2,210
United Technologies Corp.	88,634	8,872
		23,137
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	59,751	$ 2,902
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	87,597	2,334
Stericycle, Inc. (a)	18,537	2,087
		4,421
Electrical Equipment - 1.9%
AMETEK, Inc.	168,901	7,249
Eaton Corp. PLC	80,900	5,123
Hubbell, Inc. Class B	43,700	4,429
Roper Industries, Inc.	63,580	7,865
		24,666
Industrial Conglomerates - 1.0%
Danaher Corp.	201,493	13,202
Machinery - 0.7%
Cummins, Inc.	40,215	4,954
Ingersoll-Rand PLC	76,700	4,536
		9,490
Professional Services - 0.5%
Nielsen Holdings B.V.	66,327	2,288
Verisk Analytics, Inc. (a)	72,850	4,530
		6,818
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	36,130	2,601
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	17,754	4,391
TOTAL INDUSTRIALS		91,628
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 2.0%
Cisco Systems, Inc.	550,800	12,839
Juniper Networks, Inc. (a)	206,572	3,904
Polycom, Inc. (a)	67,133	667
QUALCOMM, Inc.	122,143	8,096
		25,506
Computers & Peripherals - 3.2%
Apple, Inc.	67,806	33,022
Electronics for Imaging, Inc. (a)	17,502	512
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp.	72,780	$ 1,876
NCR Corp. (a)	181,098	6,443
		41,853
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	160,784	1,444
Jabil Circuit, Inc.	115,741	2,641
TE Connectivity Ltd.	89,900	4,405
		8,490
Internet Software & Services - 2.0%
Demand Media, Inc. (a)	52,101	338
Demandware, Inc. (a)	1,700	72
eBay, Inc. (a)	108,278	5,413
Google, Inc. Class A (a)	19,574	16,577
Halogen Software, Inc. (h)	32,900	420
Marketo, Inc. (f)	29,766	1,044
Responsys, Inc. (a)	16,033	230
Yahoo!, Inc. (a)	93,885	2,546
		26,640
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	59,411	4,355
Fidelity National Information Services, Inc.	163,821	7,283
FleetCor Technologies, Inc. (a)	8,100	835
Lionbridge Technologies, Inc. (a)	36,899	130
Luxoft Holding, Inc.	15,806	375
		12,978
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc. (a)	120,223	1,631
NXP Semiconductors NV (a)	209,235	7,777
		9,408
Software - 3.6%
Adobe Systems, Inc. (a)	82,691	3,783
Aspen Technology, Inc. (a)	17,486	585
Compuware Corp.	80,365	857
Electronic Arts, Inc. (a)	127,205	3,389
Guidewire Software, Inc. (a)	35,800	1,645
Jive Software, Inc. (a)	56,053	694
Microsoft Corp.	504,829	16,861
Oracle Corp.	363,936	11,595
QLIK Technologies, Inc. (a)	11,900	390
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	114,889	$ 5,644
Ubisoft Entertainment SA (a)	53,790	813
Xero Ltd. (a)	10,493	136
		46,392
TOTAL INFORMATION TECHNOLOGY		171,267
MATERIALS - 2.6%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	2,494	255
Airgas, Inc.	58,307	5,927
Ashland, Inc.	18,694	1,630
Eastman Chemical Co.	39,033	2,967
Ecolab, Inc.	31,525	2,880
FMC Corp.	42,495	2,831
LyondellBasell Industries NV Class A	48,563	3,407
Monsanto Co.	47,278	4,628
PPG Industries, Inc.	18,402	2,875
Sigma Aldrich Corp.	25,627	2,113
		29,513
Construction Materials - 0.2%
Vulcan Materials Co.	43,651	2,087
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	17,947	1,994
Metals & Mining - 0.0%
Carpenter Technology Corp.	12,665	681
TOTAL MATERIALS		34,275
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
inContact, Inc. (a)	74,917	609
Level 3 Communications, Inc. (a)	32,400	724
tw telecom, Inc. (a)	4,700	135
Verizon Communications, Inc.	197,964	9,380
		10,848
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	10,300	715
SBA Communications Corp. Class A (a)	66,827	5,012
Sprint Corp. (a)	10,345	69
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	75,650	$ 1,766
Vodafone Group PLC sponsored ADR	33,500	1,084
		8,646
TOTAL TELECOMMUNICATION SERVICES		19,494
UTILITIES - 2.2%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	45,500	1,947
Duke Energy Corp.	78,089	5,123
Edison International	52,567	2,412
Entergy Corp.	5,000	316
FirstEnergy Corp.	35,199	1,319
PPL Corp.	35,900	1,102
		12,219
Gas Utilities - 0.0%
ONEOK, Inc.	8,374	431
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	95,130	2,497
The AES Corp.	102,112	1,298
		3,795
Multi-Utilities - 0.9%
Ameren Corp.	11,500	389
CenterPoint Energy, Inc.	125,147	2,870
Dominion Resources, Inc.	19,600	1,144
NiSource, Inc.	39,497	1,156
PG&E Corp.	71,775	2,969
Sempra Energy	38,259	3,230
		11,758
TOTAL UTILITIES		28,203
TOTAL COMMON STOCKS (Cost $755,219)		901,578
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (a)(n) (Cost $359)	49,842	$ 405
Corporate Bonds - 7.4%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 100	103
Nonconvertible Bonds - 7.4%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
Daimler Finance North America LLC 1.45% 8/1/16 (g)	231	230
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (g)	35	35
4.25% 6/15/23 (g)	249	244
5.75% 6/15/43 (g)	179	184
		463
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	626
Comcast Corp.:
4.65% 7/15/42	470	447
4.95% 6/15/16	15	17
5.15% 3/1/20	14	16
6.4% 3/1/40	25	30
6.45% 3/15/37	238	283
COX Communications, Inc. 3.25% 12/15/22 (g)	136	120
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	487
Discovery Communications LLC:
3.25% 4/1/23	51	47
3.7% 6/1/15	260	272
4.875% 4/1/43	120	110
6.35% 6/1/40	236	259
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.:
3.65% 4/30/15	$ 137	$ 143
5.15% 4/30/20	431	485
6.4% 4/30/40	309	368
News America Holdings, Inc. 7.75% 12/1/45	621	773
News America, Inc.:
6.15% 3/1/37	235	254
6.15% 2/15/41	186	204
Time Warner Cable, Inc.:
4% 9/1/21	501	470
4.5% 9/15/42	739	572
5.5% 9/1/41	165	140
5.85% 5/1/17	104	113
5.875% 11/15/40	85	76
6.75% 7/1/18	439	489
Time Warner, Inc.:
3.15% 7/15/15	9	9
5.875% 11/15/16	12	14
6.5% 11/15/36	232	258
Viacom, Inc.:
2.5% 9/1/18	46	45
3.5% 4/1/17	583	606
4.375% 3/15/43	148	121
		7,854
TOTAL CONSUMER DISCRETIONARY		8,547
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Beam, Inc.:
1.75% 6/15/18	191	186
1.875% 5/15/17	76	76
3.25% 6/15/23	125	119
FBG Finance Ltd. 5.125% 6/15/15 (g)	23	25
Fortune Brands, Inc. 5.375% 1/15/16	4	4
Heineken NV:
1.4% 10/1/17 (g)	182	176
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV: - continued
2.75% 4/1/23 (g)	$ 191	$ 172
SABMiller Holdings, Inc. 3.75% 1/15/22 (g)	285	285
		1,043
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	129
3.2% 1/25/23	152	142
4.65% 1/25/43	128	117
Kraft Foods, Inc.:
5.375% 2/10/20	387	432
6.125% 2/1/18	416	478
6.5% 8/11/17	375	434
		1,732
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	236
4.25% 8/9/42	262	215
4.75% 5/5/21	300	317
9.7% 11/10/18	325	425
Reynolds American, Inc.:
3.25% 11/1/22	187	171
4.75% 11/1/42	289	251
6.75% 6/15/17	23	26
7.25% 6/15/37	409	469
		2,110
TOTAL CONSUMER STAPLES		4,885
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (g)	364	368
5.35% 3/15/20 (g)	327	347
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	393
5% 10/1/21	146	154
6.5% 4/1/20	24	27
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc.:
2% 10/1/17	$ 48	$ 47
3.45% 10/1/22	87	83
Transocean, Inc. 5.05% 12/15/16	238	260
Weatherford International Ltd. 4.95% 10/15/13	14	14
		1,693
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	673	778
Apache Corp. 4.75% 4/15/43	243	233
Chevron Corp.:
2.427% 6/24/20	173	169
3.191% 6/24/23	437	423
DCP Midstream Operating LP:
2.5% 12/1/17	168	165
3.875% 3/15/23	104	95
Duke Energy Field Services:
5.375% 10/15/15 (g)	10	11
6.45% 11/3/36 (g)	375	394
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	440
Encana Holdings Finance Corp. 5.8% 5/1/14	23	24
Enterprise Products Operating LP 5.6% 10/15/14	16	17
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	230
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	357	368
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	156	177
6.85% 1/15/40 (g)	223	272
Nakilat, Inc. 6.067% 12/31/33 (g)	279	293
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	174
Petrobras Global Finance BV:
4.375% 5/20/23	596	523
5.625% 5/20/43	355	285
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	363
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
5.375% 1/27/21	$ 701	$ 685
5.75% 1/20/20	488	494
7.875% 3/15/19	399	449
Petroleos Mexicanos:
3.5% 7/18/18	399	402
3.5% 1/30/23	285	255
4.875% 1/24/22	237	239
5.5% 1/21/21	369	391
5.5% 6/27/44	648	562
6% 3/5/20	21	23
6.5% 6/2/41	602	599
Phillips 66:
4.3% 4/1/22	338	341
5.875% 5/1/42	289	307
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	171
3.95% 9/15/15	202	214
6.125% 1/15/17	205	233
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
4.6% 6/15/21	90	92
Suncor Energy, Inc. 6.1% 6/1/18	395	457
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	366
Western Gas Partners LP 5.375% 6/1/21	393	424
		12,260
TOTAL ENERGY		13,953
FINANCIALS - 3.7%
Capital Markets - 0.4%
BlackRock, Inc. 4.25% 5/24/21	165	174
Goldman Sachs Group, Inc.:
2.9% 7/19/18	526	525
5.25% 7/27/21	96	102
5.625% 1/15/17	500	544
5.75% 1/24/22	183	201
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18	$ 32	$ 36
6% 6/15/20	600	672
6.15% 4/1/18	36	41
6.75% 10/1/37	187	192
Lazard Group LLC:
6.85% 6/15/17	31	35
7.125% 5/15/15	11	12
Merrill Lynch & Co., Inc. 6.11% 1/29/37	200	203
Morgan Stanley:
2.125% 4/25/18	863	832
3.75% 2/25/23	638	605
4.875% 11/1/22	365	360
5.75% 1/25/21	100	110
6.625% 4/1/18	600	687
		5,331
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	420	458
Credit Suisse 6% 2/15/18	664	743
Fifth Third Bancorp 8.25% 3/1/38	94	121
Fifth Third Capital Trust IV 6.5% 4/15/37 (j)	233	231
HBOS PLC 6.75% 5/21/18 (g)	180	197
Huntington Bancshares, Inc. 7% 12/15/20	97	114
JPMorgan Chase Bank 6% 10/1/17	250	284
KeyBank NA:
5.45% 3/3/16	294	322
5.8% 7/1/14	322	335
Marshall & Ilsley Bank 5% 1/17/17	259	280
Regions Bank:
6.45% 6/26/37	402	417
7.5% 5/15/18	282	329
Regions Financial Corp.:
2% 5/15/18	382	365
5.75% 6/15/15	73	78
7.75% 11/10/14	229	246
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	470	451
6.125% 12/15/22	694	667
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp. 5.625% 10/15/16	$ 27	$ 30
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,197
3.676% 6/15/16	160	170
		7,035
Consumer Finance - 0.5%
American Express Credit Corp. 1.3% 7/29/16	357	358
Discover Financial Services:
3.85% 11/21/22	462	435
5.2% 4/27/22	42	43
6.45% 6/12/17	1,019	1,150
Ford Motor Credit Co. LLC 1.7% 5/9/16	561	554
General Electric Capital Corp.:
1% 12/11/15	289	289
2.25% 11/9/15	633	648
2.95% 5/9/16	185	192
3.5% 6/29/15	192	201
6% 8/7/19	1,000	1,151
HSBC U.S.A., Inc. 1.625% 1/16/18	314	304
Hyundai Capital America:
1.625% 10/2/15 (g)	122	122
1.875% 8/9/16 (g)	92	92
2.125% 10/2/17 (g)	134	131
2.875% 8/9/18 (g)	163	162
		5,832
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.3% 1/11/23	947	873
3.875% 3/22/17	380	400
4.1% 7/24/23	352	346
5.65% 5/1/18	205	228
5.75% 12/1/17	615	687
6.5% 8/1/16	300	338
BP Capital Markets PLC 4.742% 3/11/21	300	321
Citigroup, Inc.:
3.953% 6/15/16	397	421
4.05% 7/30/22	151	145
4.75% 5/19/15	1,151	1,219
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.125% 5/15/18	$ 212	$ 243
JPMorgan Chase & Co.:
1.625% 5/15/18	720	689
2% 8/15/17	300	298
3.15% 7/5/16	430	449
3.25% 9/23/22	503	470
4.35% 8/15/21	420	435
4.5% 1/24/22	134	139
4.95% 3/25/20	661	718
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	216	206
TECO Finance, Inc.:
4% 3/15/16	96	102
5.15% 3/15/20	141	153
		8,880
Insurance - 0.6%
Allstate Corp. 6.2% 5/16/14	264	274
American International Group, Inc.:
4.875% 9/15/16	257	280
4.875% 6/1/22	107	114
5.6% 10/18/16	318	353
Aon Corp.:
3.125% 5/27/16	376	392
3.5% 9/30/15	151	158
5% 9/30/20	133	145
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(j)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	443
5.375% 3/15/17	6	7
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	421	442
6.5% 3/15/35 (g)	327	358
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	249
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	199	207
MetLife, Inc.:
3.048% 12/15/22	313	296
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.75% 2/8/21	$ 137	$ 149
6.75% 6/1/16	290	332
Metropolitan Life Global Funding I:
3% 1/10/23 (g)	223	209
5.125% 6/10/14 (g)	255	264
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	222	254
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	203	281
Pacific LifeCorp:
5.125% 1/30/43 (g)	441	409
6% 2/10/20 (g)	409	457
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
4.5% 11/16/21	200	211
4.75% 9/17/15	500	538
5.8% 11/16/41	262	284
6.2% 11/15/40	134	153
7.375% 6/15/19	120	147
Symetra Financial Corp. 6.125% 4/1/16 (g)	38	41
Unum Group:
5.625% 9/15/20	270	294
5.75% 8/15/42	458	469
7.125% 9/30/16	19	22
		8,295
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	108
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	95
Boston Properties, Inc. 3.85% 2/1/23	432	419
BRE Properties, Inc. 5.5% 3/15/17	52	57
Camden Property Trust 2.95% 12/15/22	135	122
DDR Corp. 4.625% 7/15/22	247	247
Developers Diversified Realty Corp.:
4.75% 4/15/18	313	335
7.5% 4/1/17	203	236
9.625% 3/15/16	106	126
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 180	$ 164
3.875% 10/15/22	310	290
4.375% 6/15/22	207	202
5.4% 8/15/14	238	247
5.95% 2/15/17	57	63
6.5% 1/15/18	285	325
6.75% 3/15/20	12	14
8.25% 8/15/19	127	156
Equity One, Inc.:
3.75% 11/15/22	400	372
5.375% 10/15/15	47	51
Federal Realty Investment Trust 5.9% 4/1/20	95	108
Health Care REIT, Inc.:
2.25% 3/15/18	147	144
4.7% 9/15/17	48	52
HRPT Properties Trust 5.75% 11/1/15	50	52
UDR, Inc. 5.5% 4/1/14	498	510
Washington REIT 5.25% 1/15/14	10	10
Weingarten Realty Investors 3.375% 10/15/22	68	62
		4,567
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	407
4.25% 7/15/22	163	157
6.125% 4/15/20	126	139
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	336
4.95% 4/15/18	170	181
5.7% 5/1/17	1,000	1,094
7.5% 5/15/15	44	48
Digital Realty Trust LP:
4.5% 7/15/15	172	180
5.25% 3/15/21	201	207
ERP Operating LP:
4.625% 12/15/21	540	564
4.75% 7/15/20	265	283
5.375% 8/1/16	117	130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.75% 6/15/17	$ 567	$ 635
Liberty Property LP:
3.375% 6/15/23	185	168
4.125% 6/15/22	177	173
4.75% 10/1/20	394	411
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	320
Mack-Cali Realty LP:
2.5% 12/15/17	252	246
3.15% 5/15/23	426	371
4.5% 4/18/22	108	106
7.75% 8/15/19	23	28
Post Apartment Homes LP 3.375% 12/1/22	70	64
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	57	60
5.5% 1/15/14 (g)	6	6
5.7% 4/15/17 (g)	13	14
Regency Centers LP 5.25% 8/1/15	124	133
Simon Property Group LP:
2.75% 2/1/23	232	210
2.8% 1/30/17	82	84
4.125% 12/1/21	229	237
4.2% 2/1/15	138	143
Tanger Properties LP:
6.125% 6/1/20	478	552
6.15% 11/15/15	33	37
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	220
4% 4/30/19	114	118
		8,082
TOTAL FINANCIALS		48,022
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	$ 350	$ 339
Celgene Corp. 2.45% 10/15/15	20	21
		360
Health Care Providers & Services - 0.2%
Aetna, Inc.:
2.75% 11/15/22	178	162
4.125% 11/15/42	99	86
Express Scripts Holding Co. 4.75% 11/15/21	378	400
Express Scripts, Inc. 3.125% 5/15/16	357	371
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	266
UnitedHealth Group, Inc.:
1.625% 3/15/19	107	102
2.75% 2/15/23	59	54
2.875% 3/15/23	463	429
3.95% 10/15/42	81	70
WellPoint, Inc.:
3.3% 1/15/23	229	215
4.65% 1/15/43	128	118
		2,312
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	352
2.9% 11/6/22	368	342
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	120	118
5% 8/15/14	23	24
Zoetis, Inc.:
1.875% 2/1/18 (g)	57	56
3.25% 2/1/23 (g)	138	130
4.7% 2/1/43 (g)	139	130
		1,152
TOTAL HEALTH CARE		3,824
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	$ 18	$ 19
6.375% 6/1/19 (g)	309	352
United Technologies Corp. 4.5% 6/1/42	365	358
		729
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	14	15
6.9% 7/2/19	5	5
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	10
8.36% 1/20/19	8	8
		38
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	278	252
TOTAL INDUSTRIALS		1,019
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Apple, Inc. 3.85% 5/4/43	465	396
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 5.95% 1/15/14	28	29
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	12	13
TOTAL INFORMATION TECHNOLOGY		438
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	348
4.25% 11/15/20	186	193
4.375% 11/15/42	133	116
		657
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (g)	$ 211	$ 221
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	360	345
4.5% 8/13/23 (g)	500	488
Rio Tinto Finance (U.S.A.) PLC 2.5% 12/14/18	356	345
Vale Overseas Ltd.:
4.375% 1/11/22	200	186
6.25% 1/23/17	503	555
		2,140
TOTAL MATERIALS		2,814
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
5.55% 8/15/41	1,223	1,246
6.3% 1/15/38	398	442
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	75
6.15% 9/15/19	226	235
Embarq Corp.:
7.082% 6/1/16	236	265
7.995% 6/1/36	175	179
Verizon Communications, Inc.:
3.85% 11/1/42	109	87
6.25% 4/1/37	187	205
6.9% 4/15/38	260	308
		3,071
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	276	280
3.125% 7/16/22	255	230
Vodafone Group PLC 5% 12/16/13	18	18
		528
TOTAL TELECOMMUNICATION SERVICES		3,599
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.7%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 147	$ 143
2.95% 12/15/22	140	128
Duke Capital LLC 5.668% 8/15/14	16	17
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	273	303
6.4% 9/15/20 (g)	569	651
Edison International 3.75% 9/15/17	226	237
FirstEnergy Corp.:
2.75% 3/15/18	299	287
4.25% 3/15/23	528	479
7.375% 11/15/31	589	594
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	692
LG&E and KU Energy LLC:
2.125% 11/15/15	255	260
3.75% 11/15/20	49	49
Nevada Power Co. 6.5% 5/15/18	165	196
Northeast Utilities:
1.45% 5/1/18	96	92
2.8% 5/1/23	435	399
Pepco Holdings, Inc. 2.7% 10/1/15	240	246
PPL Capital Funding, Inc. 3.4% 6/1/23	207	194
Progress Energy, Inc. 6% 12/1/39	260	290
Sierra Pacific Power Co. 5.45% 9/1/13	12	12
		5,269
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	127
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	310	352
PSEG Power LLC 2.75% 9/15/16	90	93
		445
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	165	190
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	156
Dominion Resources, Inc.:
2.5756% 9/30/66 (j)	608	566
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (j)	$ 26	$ 28
National Grid PLC 6.3% 8/1/16	183	207
NiSource Finance Corp.:
4.45% 12/1/21	155	159
5.25% 2/15/43	357	343
5.4% 7/15/14	11	11
5.45% 9/15/20	148	163
5.8% 2/1/42	199	206
5.95% 6/15/41	396	420
6.4% 3/15/18	11	13
6.8% 1/15/19	677	792
Sempra Energy:
2.3% 4/1/17	376	380
2.875% 10/1/22	154	142
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	21	22
		3,798
TOTAL UTILITIES		9,639
TOTAL NONCONVERTIBLE BONDS		96,740
TOTAL CORPORATE BONDS (Cost $93,831)		96,843
U.S. Treasury Obligations - 6.9%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 10/3/13 to 11/7/13 (i)	890	890
U.S. Treasury Bonds:
3.125% 2/15/43	5,551	4,957
3.625% 8/15/43	1,098	1,082
U.S. Treasury Notes:
0.25% 9/15/14	149	149
0.25% 8/15/15	379	378
0.375% 3/15/15	3,200	3,204
0.5% 7/31/17	2,063	2,005
0.875% 11/30/16	1,361	1,359
0.875% 4/30/17	9	9
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
0.875% 1/31/18	$ 9,947	$ 9,708
0.875% 7/31/19	5,971	5,613
1% 5/31/18	5,583	5,442
1.375% 7/31/18 (f)	7,186	7,107
1.5% 8/31/18	22,069	21,931
1.75% 5/31/16	7,380	7,590
1.75% 5/15/23	350	319
2% 2/15/23	3,074	2,883
2.125% 8/31/20 (h)	15,581	15,459
TOTAL U.S. TREASURY OBLIGATIONS (Cost $91,813)		90,085
U.S. Government Agency - Mortgage Securities - 2.1%

Fannie Mae - 1.9%
2.303% 6/1/36 (j)	9	10
2.5% 1/1/43 to 2/1/43	500	455
2.753% 7/1/37 (j)	18	19
3% 2/1/43 to 8/1/43	1,299	1,243
3% 9/1/43 (h)	200	191
3% 9/1/43 (h)	200	191
3% 9/1/43 (h)	100	96
3% 9/1/43 (h)	100	96
3% 9/1/43 (h)	600	574
3% 9/1/43 (h)	200	191
3% 9/1/43 (h)	600	574
3.5% 10/1/40 to 8/1/43	11,262	11,114
4% 5/1/26	83	88
4% 9/1/43 (h)	1,300	1,341
4% 9/1/43 (h)	200	206
4% 9/1/43 (h)	100	103
4% 9/1/43 (h)	100	103
4% 10/1/43 (h)	1,500	1,542
4.5% 12/1/23	15	16
4.5% 9/1/43 (h)	1,700	1,794
4.5% 10/1/43 (h)	1,700	1,789
5% 12/1/35	610	657
5% 9/1/43 (h)	300	322
5% 10/1/43 (h)	300	322
5.5% 9/1/43 (h)	900	977
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/1/43 (h)	$ 500	$ 543
6% 11/1/35 to 8/1/37	523	579
TOTAL FANNIE MAE		25,136
Freddie Mac - 0.1%
3% 1/1/43 to 2/1/43	197	188
3.126% 10/1/35 (j)	23	24
3.5% 6/1/43	473	464
5% 11/1/40	333	362
TOTAL FREDDIE MAC		1,038
Ginnie Mae - 0.1%
4% 4/15/39 to 9/15/40	1,100	1,144
4% 9/1/43 (h)	100	104
5.5% 6/15/35	158	174
TOTAL GINNIE MAE		1,422
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $28,188)		27,596
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (j)	30	27
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8591% 4/25/35 (j)	1	1
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	310	312
Series 2011-3 Class A2, 1.81% 5/15/16	280	282
Series 2012-3 Class A2, 1.21% 6/15/17	370	371
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (j)	3	3
Series 2004-R2 Class M3, 1.0091% 4/25/34 (j)	4	3
Series 2005-R2 Class M1, 0.6341% 4/25/35 (j)	69	67
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (j)	2	2
Series 2004-W11 Class M2, 1.2341% 11/25/34 (j)	25	23
Series 2004-W7 Class M1, 1.0091% 5/25/34 (j)	27	25
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (j)	$ 56	$ 20
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0091% 4/25/34 (j)	96	90
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.39% 12/20/17	360	360
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (g)(j)	10	8
Class C, 1.2841% 7/20/39 (g)(j)	15	1
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (j)	82	47
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	85	85
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6391% 4/25/34 (j)	5	4
Series 2004-4 Class M2, 0.9791% 6/25/34 (j)	25	23
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (j)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (j)	13	10
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (j)	1	0*
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	700	699
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (j)	43	33
Class M4, 1.2041% 1/25/35 (j)	16	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (g)(j)	106	83
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (g)(j)	3	3
Series 2006-2A:
Class A, 0.3641% 11/15/34 (g)(j)	31	28
Class B, 0.4641% 11/15/34 (g)(j)	11	9
Class C, 0.5641% 11/15/34 (g)(j)	19	14
Class D, 0.9341% 11/15/34 (g)(j)	7	4
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (g)(j)	56	56
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4741% 8/25/33 (j)	27	25
Series 2003-5 Class A2, 0.8841% 12/25/33 (j)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (j)	56	26
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (j)	56	55
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (j)	$ 17	$ 17
Series 2006-A Class 2C, 1.4261% 3/27/42 (j)	43	7
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (j)	25	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (j)	3	3
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (j)	28	27
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (j)	55	50
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (j)	3	3
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (j)	18	17
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (j)	19	8
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (j)	65	55
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (e)(g)(j)	25	0
Series 2006-1A Class A, 1.5841% 3/20/11 (e)(g)(j)	53	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (j)	24	20
Class M4, 1.6341% 9/25/34 (j)	31	9
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (j)	67	57
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (j)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (j)	49	45
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (j)	52	39
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (j)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (j)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (g)(j)	60	2
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (g)(j)	81	72
TOTAL ASSET-BACKED SECURITIES (Cost $2,887)		3,240
Collateralized Mortgage Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7441% 1/25/35 (j)	$ 69	$ 66
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (j)	36	36
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2541% 12/20/54 (g)(j)	382	375
Class C2, 1.3841% 12/20/54 (g)(j)	271	238
Series 2006-2:
Class A4, 0.2641% 12/20/54 (j)	108	106
Class C1, 1.1241% 12/20/54 (j)	242	212
Series 2006-3:
Class A3, 0.2641% 12/20/54 (j)	51	50
Class A7, 0.3841% 12/20/54 (j)	60	59
Class C2, 1.1841% 12/20/54 (j)	50	44
Series 2006-4:
Class A4, 0.2841% 12/20/54 (j)	175	172
Class B1, 0.3641% 12/20/54 (j)	169	156
Class C1, 0.9441% 12/20/54 (j)	103	90
Class M1, 0.5241% 12/20/54 (j)	44	40
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (j)	84	74
Class 1M1, 0.4841% 12/20/54 (j)	54	49
Class 2A1, 0.3241% 12/20/54 (j)	137	135
Class 2C1, 1.0441% 12/20/54 (j)	38	33
Class 2M1, 0.6841% 12/20/54 (j)	70	63
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (j)	97	85
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (j)	28	28
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (j)	19	18
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (j)	61	48
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (j)	27	20
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (j)	41	35
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (j)	72	69
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.535% 7/10/35 (g)(j)	16	15
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (g)(j)	$ 1	$ 1
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (j)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (j)	9	9
TOTAL PRIVATE SPONSOR		2,327
U.S. Government Agency - 0.1%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4841% 5/25/35 (j)	61	62
Series 2006-50 Class BF, 0.5841% 6/25/36 (j)	77	78
Series 2006-82 Class F, 0.7541% 9/25/36 (j)	115	115
Series 2007-36 Class F, 0.4141% 4/25/37 (j)	96	96
Series 2011-37 Class FA, 0.6341% 5/25/41 (j)	286	287
Series 2011-40 Class DF, 0.6341% 5/25/41 (j)	221	222
Series 2013-62 Class FA, 0.4841% 6/25/43 (j)	357	357
floater sequential payer:
Series 2010-74 Class WF, 0.7841% 7/25/34 (j)	81	82
Series 2012-120 Class FE 0.4841% 2/25/39 (j)	159	158
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	9	9
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.6041% 4/15/41 (j)	151	151
Series 3830 Class FD, 0.5441% 3/15/41 (j)	397	399
floater sequential payer Series 2011-3969 Class AF, 0.6341% 10/15/33 (j)	176	176
TOTAL U.S. GOVERNMENT AGENCY		2,192
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,490)		4,519
Commercial Mortgage Securities - 1.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (j)(l)	$ 30	$ 1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	16	16
Series 2006-2 Class AAB, 5.7116% 5/10/45 (j)	42	44
Series 2006-3 Class A4, 5.889% 7/10/44	320	351
Series 2006-5 Class A2, 5.317% 9/10/47	198	199
Series 2006-6 Class A3, 5.369% 10/10/45	150	153
Series 2007-4 Class A3, 5.8103% 2/10/51 (j)	46	47
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	233	243
Series 2006-6 Class E, 5.619% 10/10/45 (g)	43	5
Series 2007-3:
Class A3, 5.5595% 6/10/49 (j)	125	125
Class A4, 5.5595% 6/10/49 (j)	156	173
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	164	178
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (g)(j)	2	2
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (g)(j)	50	41
Class B1, 1.5841% 1/25/36 (g)(j)	4	1
Class M1, 0.6341% 1/25/36 (g)(j)	16	9
Class M2, 0.6541% 1/25/36 (g)(j)	5	3
Class M3, 0.6841% 1/25/36 (g)(j)	7	4
Class M4, 0.7941% 1/25/36 (g)(j)	4	2
Class M5, 0.8341% 1/25/36 (g)(j)	4	1
Class M6, 0.8841% 1/25/36 (g)(j)	4	1
Series 2006-3A Class M4, 0.6141% 10/25/36 (g)(j)	1	0*
Series 2007-1 Class A2, 0.4541% 3/25/37 (g)(j)	28	18
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (g)(j)	27	21
Class A2, 0.5041% 7/25/37 (g)(j)	25	13
Class M1, 0.5541% 7/25/37 (g)(j)	9	3
Class M2, 0.5941% 7/25/37 (g)(j)	5	1
Class M3, 0.6741% 7/25/37 (g)(j)	5	0*
Class M4, 0.8341% 7/25/37 (g)(j)	10	0*
Class M5, 0.9341% 7/25/37 (g)(j)	2	0*
Series 2007-3:
Class A2, 0.4741% 7/25/37 (g)(j)	30	19
Class M1, 0.4941% 7/25/37 (g)(j)	5	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class M2, 0.5241% 7/25/37 (g)(j)	$ 6	$ 2
Class M3, 0.5541% 7/25/37 (g)(j)	9	2
Class M4, 0.6841% 7/25/37 (g)(j)	14	3
Class M5, 0.7841% 7/25/37 (g)(j)	7	1
Class M6, 0.9841% 7/25/37 (g)(j)	1	0*
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (g)(j)	10	1
Class M2, 1.2341% 9/25/37 (g)(j)	10	1
Class M4, 1.7841% 9/25/37 (g)(j)	11	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(j)(l)	273	19
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (g)(j)	25	24
Class E, 0.4841% 3/15/22 (g)(j)	128	119
Class F, 0.5341% 3/15/22 (g)(j)	78	71
Class G, 0.5841% 3/15/22 (g)(j)	20	18
Class H, 0.7341% 3/15/22 (g)(j)	25	22
Class J, 0.8841% 3/15/22 (g)(j)	25	21
sequential payer Series 2007-PW16 Class A4, 5.7131% 6/11/40 (j)	44	49
Series 2006-PW13 Class A3, 5.518% 9/11/41	90	90
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (g)(j)(l)	708	1
Series 2006-T22 Class A4, 5.5802% 4/12/38 (j)	9	10
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (g)(j)(l)	4,853	32
Series 2007-T28 Class X2, 0.1575% 9/11/42 (g)(j)(l)	2,645	9
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (g)(j)	25	23
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	88	90
Class XCL, 1.198% 5/15/35 (g)(j)(l)	210	3
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,180	2,385
Series 2007-CD4 Class A3, 5.293% 12/11/49	73	75
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	225	13
Series 2007-C2 Class B, 5.617% 4/15/47 (j)	84	62
COMM pass-thru certificates floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (g)(j)	6	6
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (g)(j)	35	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	$ 600	$ 609
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	16	16
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	68	76
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (g)(j)	268	242
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	24	24
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (j)(l)	16	0*
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (g)(j)(l)	24	0*
Series 2006-C1 Class A3, 5.392% 2/15/39 (j)	183	186
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (g)(j)	28	28
Class C:
0.3541% 2/15/22 (g)(j)	84	83
0.4541% 2/15/22 (g)(j)	30	29
Class F, 0.5041% 2/15/22 (g)(j)	60	58
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (j)(l)	924	2
Class B, 5.487% 2/15/40 (g)(j)	115	17
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,194	1,312
Series 2001-1 Class X1, 2.0442% 5/15/33 (g)(j)(l)	34	0*
Series 2007-C1 Class XP, 0.1582% 12/10/49 (j)(l)	494	1
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (g)(j)	28	28
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (j)	60	66
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (g)(j)(l)	1,155	4
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(j)	51	51
Class C, 2.0056% 3/6/20 (g)(j)	44	44
Class D, 2.2018% 3/6/20 (g)(j)	117	117
Class F, 2.6334% 3/6/20 (g)(j)	4	4
Class G, 2.7903% 3/6/20 (g)(j)	2	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6 Class A2, 5.506% 4/10/38	$ 125	$ 125
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	2	2
Class A4, 5.56% 11/10/39 (j)	80	88
Series 2007-GG10 Class A2, 5.778% 8/10/45	15	15
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (g)(j)	32	31
Class C, 0.3941% 11/15/18 (g)(j)	23	22
Class D, 0.4141% 11/15/18 (g)(j)	7	6
Class E, 0.4641% 11/15/18 (g)(j)	10	9
Class F, 0.5141% 11/15/18 (g)(j)	14	14
Class G, 0.5441% 11/15/18 (g)(j)	13	12
Class H, 0.6841% 11/15/18 (g)(j)	10	9
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (j)	33	33
Series 2006-LDP9 Class A3, 5.336% 5/15/47	31	34
Series 2007-CB18 Class A4, 5.44% 6/12/47	70	77
Series 2007-CB19 Class A4, 5.711% 2/12/49 (j)	1,130	1,259
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (j)	98	100
Class A4, 5.8137% 6/15/49 (j)	680	757
Series 2007-LDPX Class A3, 5.42% 1/15/49	554	609
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4	4
Series 2006-CB17 Class A3, 5.45% 12/12/43	6	6
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (j)	250	274
Series 2007-CB19:
Class B, 5.711% 2/12/49 (j)	6	2
Class C, 5.711% 2/12/49 (j)	17	3
Class D, 5.711% 2/12/49 (j)	18	2
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	6	1
Class ES, 5.5357% 1/15/49 (g)(j)	39	0*
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (j)	58	65
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	0*	0*
Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
Series 2006-C7 Class A2, 5.3% 11/15/38	39	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1 Class A4, 5.424% 2/15/40	$ 550	$ 605
Series 2006-C6 Class XCP, 0.673% 9/15/39 (j)(l)	288	0*
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (j)(l)	102	0*
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	94	103
Series 2007-C7:
Class A3, 5.866% 9/15/45	505	554
Class XCP, 0.2714% 9/15/45 (j)(l)	4,548	17
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (g)(j)	24	24
Class E, 0.4741% 9/15/21 (g)(j)	86	85
Class F, 0.5241% 9/15/21 (g)(j)	52	50
Class G, 0.5441% 9/15/21 (g)(j)	102	98
Class H, 0.5841% 9/15/21 (g)(j)	26	25
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4193% 1/12/44 (g)(j)	65	57
Series 2006-C1 Class A2, 5.6376% 5/12/39 (j)	29	29
Series 2007-C1 Class A4, 5.8499% 6/12/50 (j)	354	395
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (j)	4	4
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (j)	40	44
Class ASB, 5.133% 12/12/49 (j)	40	42
Series 2007-5 Class A4, 5.378% 8/12/48	63	69
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	550	602
Series 2007-7 Class A4, 5.7364% 6/12/50 (j)	263	292
Series 2006-4 Class XP, 0.6175% 12/12/49 (j)(l)	798	7
Series 2007-6 Class B, 5.635% 3/12/51 (j)	75	16
Series 2007-7 Class B, 5.7364% 6/12/50 (j)	7	0*
Series 2007-8 Class A3, 5.8968% 8/12/49 (j)	65	73
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (g)(j)	16	12
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (g)(j)	43	42
Class D, 0.374% 10/15/20 (g)(j)	30	29
Class E, 0.434% 10/15/20 (g)(j)	38	36
Class F, 0.484% 10/15/20 (g)(j)	23	21
Class G, 0.524% 10/15/20 (g)(j)	28	26
Class H, 0.614% 10/15/20 (g)(j)	18	15
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Class J, 0.764% 10/15/20 (g)(j)	$ 10	$ 4
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	35	36
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (j)	21	22
Series 2006-T23 Class A3, 5.8075% 8/12/41 (j)	38	38
Series 2007-HQ12 Class A2, 5.5794% 4/12/49 (j)	358	364
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	113	125
Class B, 5.7275% 4/15/49 (j)	18	3
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	619	788
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (g)(j)	69	63
Class G, 0.5441% 9/15/21 (g)(j)	80	74
Class J, 0.7841% 9/15/21 (g)(j)	18	15
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (g)(j)	168	150
Class LXR1, 0.8841% 6/15/20 (g)(j)	9	8
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	199	201
Series 2007-C30 Class A5, 5.342% 12/15/43	540	595
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,171
Series 2007-C32 Class A3, 5.7482% 6/15/49 (j)	147	164
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (j)	390	426
Class A5, 5.9241% 2/15/51 (j)	50	56
Series 2005-C19 Class B, 4.892% 5/15/44	75	78
Series 2005-C22:
Class B, 5.3802% 12/15/44 (j)	166	135
Class F, 5.3802% 12/15/44 (g)(j)	125	38
Series 2007-C30 Class XP, 0.4764% 12/15/43 (g)(j)(l)	607	1
Series 2007-C31 Class C, 5.6796% 4/15/47 (j)	21	15
Series 2007-C31A Class A2, 5.421% 4/15/47	995	997
Series 2007-C32:
Class D, 5.7482% 6/15/49 (j)	56	23
Class E, 5.7482% 6/15/49 (j)	89	27
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,119)		20,488
Municipal Securities - 0.6%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	$ 100	$ 102
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	88
7.3% 10/1/39	535	669
7.5% 4/1/34	465	588
7.55% 4/1/39	500	647
7.6% 11/1/40	895	1,173
7.625% 3/1/40	150	195
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	315	350
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,690	1,483
Series 2010, 4.421% 1/1/15	260	269
Series 2010-1, 6.63% 2/1/35	320	316
Series 2010-3:
6.725% 4/1/35	475	473
7.35% 7/1/35	220	232
Series 2011:
5.665% 3/1/18	130	139
5.877% 3/1/19	510	547
TOTAL MUNICIPAL SECURITIES (Cost $7,671)		7,271
Foreign Government and Government Agency Obligations - 0.1%

Brazilian Federative Republic 5.625% 1/7/41	400	386
United Mexican States 4.75% 3/8/44	352	306
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $769)		692
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $255)	250	262
Fixed-Income Funds - 8.9%
	Shares	Value (000s)
Fidelity High Income Central Fund 2 (k)	276,528	$ 31,618
Fidelity Mortgage Backed Securities Central Fund (k)	809,450	85,122
TOTAL FIXED-INCOME FUNDS (Cost $111,910)		116,740
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.10% (b)	50,476,657	50,477
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	53,550	54
TOTAL MONEY MARKET FUNDS (Cost $50,531)		50,531
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (c) (Cost $4,049)	$ 4,049	4,049
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,169,091)		1,324,299
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(17,957)
NET ASSETS - 100%		$ 1,306,342
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/43	$ (800)	(765)
3% 9/1/43	(400)	(382)
3% 9/1/43	(200)	(191)
3% 9/1/43	(600)	(574)
4% 9/1/43	(1,500)	(1,547)
4.5% 9/1/43	(1,700)	(1,793)
5% 9/1/43	(300)	(322)
5.5% 9/1/43	(500)	(543)
5.5% 9/1/43	(500)	(543)
TOTAL FANNIE MAE		(6,660)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
4% 9/1/43	$ (200)	$ (207)
4% 9/1/43	(100)	(104)
4% 9/1/43	(100)	(104)
4% 9/1/43	(100)	(104)
TOTAL GINNIE MAE		(519)
TOTAL TBA SALE COMMITMENTS (Proceeds $7,199)		$ (7,179)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
163 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 13,295	$ 147

The face value of futures purchased as a percentage of net assets is 1%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	2.5%	$ 61	$ (58)	$ 0	$ (58)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,808,000 or 1.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $625,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,153,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 359
Legend Pictures LLC	9/23/10	$ 311
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,049,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 4,049
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 72
Fidelity High Income Central Fund 2	1,933
Fidelity Mortgage Backed Securities Central Fund	1,798
Fidelity Securities Lending Cash Central Fund	56
Total	$ 3,859
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 29,607	$ 1,933	$ -	$ 31,618	4.0%
Fidelity Mortgage Backed Securities Central Fund	104,612	3,801	19,503	85,122	0.6%
Total	$ 134,219	$ 5,734	$ 19,503	$ 116,740
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,249	$ 102,501	$ -	$ 748
Consumer Staples	93,900	91,139	2,761	-
Energy	91,860	91,860	-	-
Financials	152,911	149,466	3,445	-
Health Care	115,196	115,196	-	-
Industrials	91,628	91,628	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 171,267	$ 171,267	$ -	$ -
Materials	34,275	34,275	-	-
Telecommunication Services	19,494	19,494	-	-
Utilities	28,203	28,203	-	-
Corporate Bonds	96,843	-	96,843	-
U.S. Government and Government Agency Obligations	90,085	-	90,085	-
U.S. Government Agency - Mortgage Securities	27,596	-	27,596	-
Asset-Backed Securities	3,240	-	3,016	224
Collateralized Mortgage Obligations	4,519	-	4,504	15
Commercial Mortgage Securities	20,488	-	20,468	20
Municipal Securities	7,271	-	7,271	-
Foreign Government and Government Agency Obligations	692	-	692	-
Bank Notes	262	-	262	-
Fixed-Income Funds	116,740	116,740	-	-
Money Market Funds	50,531	50,531	-	-
Cash Equivalents	4,049	-	4,049	-
Total Investments in Securities:	$ 1,324,299	$ 1,062,300	$ 260,992	$ 1,007
Derivative Instruments:
Assets
Futures Contracts	$ 147	$ 147	$ -	$ -
Liabilities
Swaps	$ (58)	$ -	$ (58)	$ -
Total Derivative Instruments:	$ 89	$ 147	$ (58)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (7,179)	$ -	$ (7,179)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (58)
Equity Risk
Futures Contracts (a)	147	-
Total Value of Derivatives	$ 147	$ (58)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	15.5%
AAA,AA,A	4.1%
BBB	5.4%
BB	0.9%
B	1.4%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.1%
Equities	69.1%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	2.4%
Ireland	1.5%
Netherlands	1.2%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $4,005 and repurchase agreements of $4,049) - See accompanying schedule: Unaffiliated issuers (cost $1,006,650)	$ 1,157,028
Fidelity Central Funds (cost $162,441)	167,271
Total Investments (cost $1,169,091)		$ 1,324,299
Cash		28
Foreign currency held at value (cost $4)		4
Receivable for investments sold Regular delivery		36,941
Delayed delivery		4,020
Receivable for TBA sale commitments		7,199
Receivable for fund shares sold		863
Dividends receivable		1,483
Interest receivable		1,569
Distributions receivable from Fidelity Central Funds		5
Other receivables		49
Total assets		1,376,460

Liabilities
Payable for investments purchased Regular delivery	$ 37,094
Delayed delivery	15,207
TBA sale commitments, at value	7,179
Payable for swaps	4
Payable for fund shares redeemed	5,070
Bi-lateral OTC swaps, at value	58
Accrued management fee	448
Distribution and service plan fees payable	504
Payable for daily variation margin for derivative instruments	44
Other affiliated payables	267
Other payables and accrued expenses	140
Collateral on securities loaned, at value	4,103
Total liabilities		70,118

Net Assets		$ 1,306,342
Net Assets consist of:
Paid in capital		$ 1,117,445
Undistributed net investment income		2,958
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,624
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		155,315
Net Assets		$ 1,306,342

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($270,308.533 ÷ 15,149.241 shares)	$ 17.84

Maximum offering price per share (100/94.25 of $17.84)	$ 18.93
Class T: Net Asset Value and redemption price per share ($820,949.488 ÷ 45,632.816 shares)	$ 17.99

Maximum offering price per share (100/96.50 of $17.99)	$ 18.64
Class B: Net Asset Value and offering price per share ($12,611.772 ÷ 706.766 shares)A	$ 17.84

Class C: Net Asset Value and offering price per share ($104,912.151 ÷ 5,907.145 shares)A	$ 17.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($97,462.392 ÷ 5,382.423 shares)	$ 18.11

Class Z: Net Asset Value, offering price and redemption price per share ($97.576 ÷ 5.388 shares)	$ 18.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Dividends		$ 15,094
Interest		8,319
Income from Fidelity Central Funds		3,859
Total income		27,272

Expenses
Management fee	$ 4,995
Transfer agent fees	2,551
Distribution and service plan fees	5,607
Accounting and security lending fees	505
Custodian fees and expenses	122
Independent trustees' compensation	8
Registration fees	97
Audit	112
Legal	8
Miscellaneous	11
Total expenses before reductions	14,016
Expense reductions	(134)	13,882
Net investment income (loss)		13,390
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,136
Fidelity Central Funds	1,095
Foreign currency transactions	(4)
Futures contracts	1,598
Swaps	(10)
Total net realized gain (loss)		72,815
Change in net unrealized appreciation (depreciation) on: Investment securities	36,090
Assets and liabilities in foreign currencies	(1)
Futures contracts	(20)
Swaps	12
Delayed delivery commitments	51
Total change in net unrealized appreciation (depreciation)		36,132
Net gain (loss)		108,947
Net increase (decrease) in net assets resulting from operations		$ 122,337

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,390	$ 14,700
Net realized gain (loss)	72,815	38,106
Change in net unrealized appreciation (depreciation)	36,132	63,324
Net increase (decrease) in net assets resulting from operations	122,337	116,130
Distributions to shareholders from net investment income	(12,715)	(14,297)
Share transactions - net increase (decrease)	50,238	27,655
Total increase (decrease) in net assets	159,860	129,488

Net Assets
Beginning of period	1,146,482	1,016,994
End of period (including undistributed net investment income of $2,958 and undistributed net investment income of $2,837, respectively)	$ 1,306,342	$ 1,146,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 14.83	$ 13.29	$ 12.61	$ 14.55
Income from Investment Operations
Net investment income (loss) C	.22	.24	.23	.24	.25
Net realized and unrealized gain (loss)	1.52	1.48	1.55	.70	(1.93)
Total from investment operations	1.74	1.72	1.78	.94	(1.68)
Distributions from net investment income	(.21)	(.24)	(.23)	(.24)	(.21)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)
Total distributions	(.21)	(.24)	(.24)	(.26) G	(.26)
Net asset value, end of period	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61
Total Return A, B	10.74%	11.72%	13.34%	7.44%	(11.30)%
Ratios to Average Net Assets D, F
Expenses before reductions	.95%	.98%	1.00%	1.00%	1.06%
Expenses net of fee waivers, if any	.95%	.98%	1.00%	1.00%	1.06%
Expenses net of all reductions	.94%	.98%	.99%	.99%	1.06%
Net investment income (loss)	1.27%	1.56%	1.53%	1.76%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 270	$ 249	$ 215	$ 203	$ 213
Portfolio turnover rate E	124%	124%	146% H	116%	215% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 14.95	$ 13.40	$ 12.70	$ 14.66
Income from Investment Operations
Net investment income (loss) C	.18	.21	.20	.21	.23
Net realized and unrealized gain (loss)	1.54	1.49	1.56	.72	(1.95)
Total from investment operations	1.72	1.70	1.76	.93	(1.72)
Distributions from net investment income	(.17)	(.21)	(.20)	(.21)	(.19)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)
Total distributions	(.17)	(.21)	(.21)	(.23) G	(.24)
Net asset value, end of period	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70
Total Return A, B	10.55%	11.44%	13.09%	7.32%	(11.54)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.17%	1.19%	1.20%	1.23%	1.29%
Expenses net of fee waivers, if any	1.17%	1.19%	1.20%	1.23%	1.29%
Expenses net of all reductions	1.16%	1.18%	1.19%	1.21%	1.29%
Net investment income (loss)	1.05%	1.36%	1.33%	1.54%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 821	$ 737	$ 673	$ 619	$ 621
Portfolio turnover rate E	124%	124%	146% H	116%	215% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 14.81	$ 13.27	$ 12.58	$ 14.51
Income from Investment Operations
Net investment income (loss) C	.08	.12	.11	.13	.16
Net realized and unrealized gain (loss)	1.52	1.47	1.54	.71	(1.92)
Total from investment operations	1.60	1.59	1.65	.84	(1.76)
Distributions from net investment income	(.06)	(.10)	(.10)	(.13)	(.13)
Distributions from net realized gain	-	-	(.01)	(.02)	(.04)
Total distributions	(.06)	(.10)	(.11)	(.15) G	(.17)
Net asset value, end of period	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58
Total Return A, B	9.85%	10.78%	12.42%	6.66%	(11.98)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.78%	1.78%	1.80%	1.82%	1.83%
Expenses net of fee waivers, if any	1.78%	1.78%	1.80%	1.82%	1.83%
Expenses net of all reductions	1.77%	1.78%	1.79%	1.81%	1.83%
Net investment income (loss)	.44%	.76%	.73%	.94%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 15	$ 19	$ 24	$ 29
Portfolio turnover rate E	124%	124%	146% H	116%	215% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.24	$ 14.77	$ 13.23	$ 12.55	$ 14.49
Income from Investment Operations
Net investment income (loss) C	.09	.13	.12	.13	.17
Net realized and unrealized gain (loss)	1.52	1.46	1.55	.71	(1.93)
Total from investment operations	1.61	1.59	1.67	.84	(1.76)
Distributions from net investment income	(.09)	(.12)	(.12)	(.15)	(.13)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)
Total distributions	(.09)	(.12)	(.13)	(.16) G	(.18)
Net asset value, end of period	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55
Total Return A, B	9.93%	10.81%	12.59%	6.69%	(12.02)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.71%	1.73%	1.74%	1.76%	1.82%
Expenses net of fee waivers, if any	1.71%	1.73%	1.74%	1.76%	1.82%
Expenses net of all reductions	1.70%	1.72%	1.73%	1.75%	1.81%
Net investment income (loss)	.51%	.81%	.79%	1.00%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$ 105	$ 80	$ 69	$ 62	$ 61
Portfolio turnover rate E	124%	124%	146% H	116%	215% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 15.06	$ 13.49	$ 12.79	$ 14.76
Income from Investment Operations
Net investment income (loss) B	.27	.29	.28	.28	.28
Net realized and unrealized gain (loss)	1.55	1.49	1.57	.72	(1.95)
Total from investment operations	1.82	1.78	1.85	1.00	(1.67)
Distributions from net investment income	(.26)	(.29)	(.27)	(.28)	(.25)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)
Total distributions	(.26)	(.29)	(.28)	(.30) F	(.30)
Net asset value, end of period	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79
Total Return A	11.08%	11.96%	13.69%	7.81%	(11.07)%
Ratios to Average Net Assets C, E
Expenses before reductions	.68%	.70%	.71%	.73%	.79%
Expenses net of fee waivers, if any	.68%	.70%	.71%	.73%	.79%
Expenses net of all reductions	.67%	.70%	.70%	.72%	.78%
Net investment income (loss)	1.54%	1.84%	1.82%	2.03%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 97	$ 66	$ 42	$ 34	$ 24
Portfolio turnover rate D	124%	124%	146% G	116%	215% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Year ended August 31,	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(.46)
Total from investment operations	(.45)
Net asset value, end of period	$ 18.11
Total Return B, C	(2.42)%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A
Expenses net of fee waivers, if any	.53% A
Expenses net of all reductions	.52% A
Net investment income (loss)	.85% A
Supplemental Data
Portfolio turnover rate F	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 162,198
Gross unrealized depreciation	(16,106)
Net unrealized appreciation (depreciation) on securities and other investments	$ 146,092

Tax Cost	$ 1,178,207

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,127
Undistributed long-term capital gain	$ 40,754
Net unrealized appreciation (depreciation)	$ 146,053

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 12,715	$ 14,297

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (10)	$ 12
Equity Risk
Futures Contracts	1,598	(20)

Totals (a)	$ 1,588	$ (8)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions

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4. Derivative Instruments - continued

Swaps - continued

(e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $866,875 and $800,425, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

(FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 644	$ 24
Class T	.25%	.25%	3,933	61
Class B	.75%	.25%	139	105
Class C	.75%	.25%	891	161
			$ 5,607	$ 351

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 89
Class T	28
Class B*	19
Class C*	13
$ 149

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 588.23
Class T	1,530.19
Class B	42.30
Class C	210.24
Institutional Class	181.21
Class Z	-*	.05
	$ 2,551

* Amount represents three dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of

Annual Report

8. Security Lending - continued

U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $56, including one hundred and ninety three dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $134 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 3,147	$ 3,516
Class T	7,824	9,160
Class B	52	110
Class C	447	559
Institutional Class	1,245	952
Total	$ 12,715	$ 14,297

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013A	2012	2013A	2012
Class A
Shares sold	3,876	3,904	$ 66,780	$ 60,588
Reinvestment of distributions	176	218	2,976	3,329
Shares redeemed	(4,158)	(3,340)	(70,968)	(51,423)
Net increase (decrease)	(106)	782	$ (1,212)	$ 12,494
Class T
Shares sold	11,028	11,067	$ 191,060	$ 172,863
Reinvestment of distributions	442	569	7,519	8,748
Shares redeemed	(10,672)	(11,814)	(185,185)	(183,862)
Net increase (decrease)	798	(178)	$ 13,394	$ (2,251)
Class B
Shares sold	91	87	$ 1,597	$ 1,346
Reinvestment of distributions	3	7	47	100
Shares redeemed	(330)	(407)	(5,668)	(6,287)
Net increase (decrease)	(236)	(313)	$ (4,024)	$ (4,841)
Class C
Shares sold	1,878	1,141	$ 32,570	$ 17,545
Reinvestment of distributions	24	33	408	505
Shares redeemed	(897)	(921)	(15,312)	(14,116)
Net increase (decrease)	1,005	253	$ 17,666	$ 3,934
Institutional Class
Shares sold	3,287	2,144	$ 57,536	$ 33,714
Reinvestment of distributions	70	60	1,210	930
Shares redeemed	(1,941)	(1,029)	(34,432)	(16,325)
Net increase (decrease)	1,416	1,175	$ 24,314	$ 18,319
Class Z
Shares sold	5	-	$ 100	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	-	-	-	-
Net increase (decrease)	5	-	$ 100	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 18, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 funds. Mr. Curvey oversees 387 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present), Deputy Treasurer (2013-present), and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President (2011-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Assistant Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	10/14/2013	10/11/2013	$0.052	$0.558
Class T	10/14/2013	10/11/2013	$0.042	$0.558
Class B	10/14/2013	10/11/2013	$0.011	$0.558
Class C	10/14/2013	10/11/2013	$0.020	$0.558

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $46,790,417, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,507,236 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 24%, 81%, 100% and 100%; Class T designates 28%, 94%, 100% and 100%; Class B designates 79%, 100%, 100% and 100%; and Class C designates 57%, 100%, 100% and 100%; of the dividends distributed in October 2012, December 2012, April 2013, and July 2013, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 65%, 100%, 100% and 100%; Class T designates 77%, 100%, 100%, and 100%; Class B designates 100%, 100%, 100% and 100%; and Class C designates 100%, 100%, 100% and 100%; of the dividends distributed in October 2012, December 2012, April 2013, and July 2013, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for a sleeve of the fund in March 2011, April 2013, and June 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Advisor Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIG-UANN-1013
1.786673.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Institutional Class

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	11.08%	6.27%	5.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Institutional Class on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major equity benchmarks set record highs during the 12 months ending August 31, 2013, fueled by an improving global economy and accommodative monetary policies worldwide. The broad-based S&P 500® Index rose 18.70% for the 12 months, setting new highs, while the blue-chip-laden Dow Jones Industrial AverageSM also achieved significant milestones en route to climbing 16.13%. The growth-oriented Nasdaq Composite Index® advanced 18.75%. Stocks slipped early on as investors grew anxious about the U.S. presidential election and the federal debt limit. Markets quickly rebounded and rose through late May, but concern over the U.S. Federal Reserve tapering its bond-buying program prompted a brief, but steep, market sell-off in June. Stocks recovered when the Fed said no moves were imminent, but doubt returned in August as a military strike on Syria loomed. On the bond side of the ledger, U.S. high-income securities rallied alongside equities for most of the period, but cooled off in May and June as interest rates spiked on possible Fed tightening. The sector still advanced solidly, with The BofA Merrill LynchSM US High Yield Constrained Index returning 7.55%. The more rate-sensitive U.S. investment-grade bond category fared far worse, as reflected in the -2.47% return of the Barclays® U.S. Aggregate Bond Index, its largest trailing one-year loss in almost 20 years.

Comments from Co-Portfolio Manager Robert Stansky, Head of FMR's Stock Selector Large Cap Group, which manages Fidelity Advisor® Balanced Fund: For the year, the fund's Institutional Class shares returned 11.08%, compared with 9.87% for the Fidelity Balanced 60/40 Composite IndexSM. Overweighting stocks and underweighting investment-grade bonds notably drove the fund's result. Looking at fixed income, among the biggest contributors were an overweighting in corporate bonds and an underweighting in sovereigns. Security selection also helped. In terms of individual stocks, we successfully avoided computer services provider and index component IBM, which we believe faces an uphill battle, due in part to increased pressure from competitors and slower growth prospects in comparison to smaller software and hardware companies. The fund also received a lift from biopharmaceutical firm Gilead Sciences, which saw its shares rise amid continued success with its treatments for HIV/AIDS. We reduced our position in Gilead to take profits and help manage risk. Conversely, the biggest detractor by far was Apple, the fund's largest holding during the period. The stock reversed course in late September 2012 and continued downward through most of the period, as investors reacted to lackluster quarterly financial results, prompting us to reduce our overweighting.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013) for Class A, Class T, Class B, Class C and Institutional Class and for the entire period (August 13, 2013 to August 31, 2013) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value August 31, 2013	Expenses Paid During Period
Class A	.95%
Actual		$ 1,000.00	$ 1,050.30	$ 4.91 C
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84 D
Class T	1.17%
Actual		$ 1,000.00	$ 1,049.30	$ 6.04 C
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96 D
Class B	1.77%
Actual		$ 1,000.00	$ 1,045.70	$ 9.13 C
HypotheticalA		$ 1,000.00	$ 1,016.28	$ 9.00 D
Class C	1.71%
Actual		$ 1,000.00	$ 1,046.20	$ 8.82 C
HypotheticalA		$ 1,000.00	$ 1,016.59	$ 8.69 D
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,051.50	$ 3.52 C
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47 D
Class Z	.53%
Actual		$ 1,000.00	$ 975.80	$ .27 C
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C and Institutional Class and multiplied by 19/365 (to reflect the period August 13, 2013 to August 31, 2013) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	2.7
Procter & Gamble Co.	1.4	1.5
JPMorgan Chase & Co.	1.4	1.2
Capital One Financial Corp.	1.3	1.0
Microsoft Corp.	1.3	0.0
	7.9
Top Five Bond Issuers as of August 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	6.8	8.8
Fannie Mae	5.1	5.2
Freddie Mac	1.6	2.1
Ginnie Mae	1.6	1.7
Wachovia Bank Commercial Mortgage Trust	0.4	0.2
	15.5
Top Five Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.7	14.2
Information Technology	13.3	12.5
Health Care	9.3	8.6
Consumer Discretionary	9.0	8.1
Energy	8.3	8.5
Asset Allocation (% of fund's net assets)
As of August 31, 2013 *		As of February 28, 2013 **
	Stocks and Equity Futures 70.0%		Stocks and Equity Futures 66.2%
	Bonds 27.7%		Bonds 30.2%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	10.0%	** Foreign investments	8.8%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Common Stocks - 69.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	72,981	$ 2,037
Hotels, Restaurants & Leisure - 1.4%
Domino's Pizza, Inc.	34,880	2,143
Starbucks Corp.	90,710	6,397
Wynn Resorts Ltd.	30,356	4,281
Yum! Brands, Inc.	73,994	5,181
		18,002
Internet & Catalog Retail - 0.9%
Liberty Media Corp. Interactive Series A (a)	344,764	7,785
priceline.com, Inc. (a)	4,865	4,566
		12,351
Media - 2.8%
Comcast Corp. Class A	226,348	9,527
DIRECTV (a)	92,835	5,401
Legend Pictures LLC (m)(n)	415	748
Liberty Global PLC Class A (a)	14,537	1,129
Time Warner, Inc.	146,368	8,860
Twenty-First Century Fox, Inc. Class A	363,053	11,374
		37,039
Multiline Retail - 0.6%
Dollar General Corp. (a)	141,235	7,622
Specialty Retail - 1.0%
Lowe's Companies, Inc.	114,347	5,239
TJX Companies, Inc.	148,016	7,803
		13,042
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	64,950	4,080
Oxford Industries, Inc.	16,130	1,001
PVH Corp.	38,974	5,018
Under Armour, Inc. Class A (sub. vtg.) (a)	36,511	2,652
		12,751
TOTAL CONSUMER DISCRETIONARY		102,844
CONSUMER STAPLES - 7.2%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	18,529	1,728
Coca-Cola Bottling Co. CONSOLIDATED	6,458	406
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	1,862	223
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	17,269	$ 405
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	13,370	465
Constellation Brands, Inc. Class A (sub. vtg.) (a)	32,319	1,753
Diageo PLC sponsored ADR	19,539	2,397
Embotelladora Andina SA sponsored ADR	14,611	442
Pernod Ricard SA	21,396	2,484
Remy Cointreau SA	17,229	1,813
The Coca-Cola Co.	383,214	14,631
		26,747
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	162,179	9,414
Drogasil SA	33,500	237
Kroger Co.	153,631	5,623
Sysco Corp.	19,000	608
United Natural Foods, Inc. (a)	4,051	246
Wal-Mart Stores, Inc.	37,741	2,754
		18,882
Food Products - 0.4%
Archer Daniels Midland Co.	13,592	479
Bunge Ltd.	21,144	1,602
Green Mountain Coffee Roasters, Inc. (a)	6,311	545
Mead Johnson Nutrition Co. Class A	24,630	1,848
Nestle SA	15,778	1,033
		5,507
Household Products - 1.4%
Procter & Gamble Co.	240,011	18,694
Personal Products - 0.1%
L'Oreal SA	5,800	968
Nu Skin Enterprises, Inc. Class A	5,639	472
		1,440
Tobacco - 1.7%
Altria Group, Inc.	206,118	6,983
British American Tobacco PLC sponsored ADR	135,014	13,713
Philip Morris International, Inc.	17,895	1,493
Souza Cruz SA	42,050	441
		22,630
TOTAL CONSUMER STAPLES		93,900
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.0%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	73,786	$ 4,190
Dril-Quip, Inc. (a)	13,000	1,326
Ensco PLC Class A	51,866	2,882
Frank's International NV	4,600	127
Halliburton Co.	25,660	1,232
National Oilwell Varco, Inc.	76,672	5,697
Ocean Rig UDW, Inc. (United States) (a)	36,044	629
Oceaneering International, Inc.	12,777	991
Pacific Drilling SA (a)	100	1
Vantage Drilling Co. (a)	337,500	581
		17,656
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	78,614	7,187
Cabot Oil & Gas Corp.	74,600	2,919
Chevron Corp.	71,567	8,619
Cobalt International Energy, Inc. (a)	42,044	1,026
Concho Resources, Inc. (a)	21,692	2,093
ConocoPhillips	151,400	10,038
Continental Resources, Inc. (a)	18,403	1,698
EOG Resources, Inc.	28,400	4,460
Exxon Mobil Corp.	173,982	15,164
Kinder Morgan Holding Co. LLC	63,400	2,405
Marathon Oil Corp.	124,695	4,293
Marathon Petroleum Corp.	34,638	2,512
Noble Energy, Inc.	45,045	2,767
Phillips 66	57,207	3,267
Pioneer Natural Resources Co.	5,500	962
Spectra Energy Corp.	76,300	2,526
Suncor Energy, Inc.	67,290	2,268
		74,204
TOTAL ENERGY		91,860
FINANCIALS - 11.7%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	39,389	3,393
BlackRock, Inc. Class A	11,356	2,956
Credit Suisse Group	18,776	541
Deutsche Bank AG	19,500	847
E*TRADE Financial Corp. (a)	115,556	1,622
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Evercore Partners, Inc. Class A	12,200	$ 544
Invesco Ltd.	41,015	1,245
Morgan Stanley	158,044	4,071
Northern Trust Corp.	29,205	1,602
Oaktree Capital Group LLC Class A	13,000	673
TD Ameritrade Holding Corp.	8,752	225
The Blackstone Group LP	52,228	1,141
UBS AG	65,755	1,270
		20,130
Commercial Banks - 1.8%
Barclays PLC	179,639	787
BNP Paribas SA	15,400	965
CIT Group, Inc. (a)	14,244	682
Comerica, Inc.	10,100	412
Erste Group Bank AG	14,600	468
Huntington Bancshares, Inc.	191,793	1,580
Intesa Sanpaolo SpA	261,100	512
KBC Groupe SA	5,079	223
PNC Financial Services Group, Inc.	63,883	4,617
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	96,300	1,015
Societe Generale Series A	28,000	1,225
Synovus Financial Corp.	299,205	954
U.S. Bancorp	289,716	10,467
		23,907
Consumer Finance - 1.7%
Capital One Financial Corp.	262,075	16,917
Discover Financial Services	18,752	886
SLM Corp.	199,807	4,793
		22,596
Diversified Financial Services - 3.8%
Bank of America Corp.	1,120,366	15,820
Citigroup, Inc.	240,926	11,644
IntercontinentalExchange, Inc. (a)	17,028	3,061
JPMorgan Chase & Co.	356,701	18,024
KBC Ancora (a)	20,348	464
		49,013
Insurance - 1.7%
ACE Ltd.	32,732	2,871
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	8	$ 1,336
Direct Line Insurance Group PLC	319,600	1,074
esure Group PLC	125,000	469
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,100	1,274
Marsh & McLennan Companies, Inc.	125,814	5,187
MetLife, Inc.	122,972	5,680
The Travelers Companies, Inc.	50,230	4,013
Validus Holdings Ltd.	12,553	434
WMI Holdings Corp. (a)	4,454	5
		22,343
Real Estate Investment Trusts - 0.6%
American Tower Corp.	68,910	4,789
Equity Lifestyle Properties, Inc.	33,920	1,179
Sun Communities, Inc.	31,742	1,364
		7,332
Real Estate Management & Development - 0.5%
Altisource Residential Corp. Class B (a)	194,010	3,676
CBRE Group, Inc. (a)	138,667	3,033
		6,709
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	17,461	881
Washington Mutual, Inc. (a)	130,000	0
		881
TOTAL FINANCIALS		152,911
HEALTH CARE - 8.8%
Biotechnology - 2.5%
Actelion Ltd.	10,562	718
Alexion Pharmaceuticals, Inc. (a)	41,235	4,443
Amgen, Inc.	85,178	9,279
Biogen Idec, Inc. (a)	22,386	4,769
CSL Ltd.	24,112	1,459
CSL Ltd. ADR	1,000	30
Gilead Sciences, Inc. (a)	181,272	10,925
Onyx Pharmaceuticals, Inc. (a)	10,325	1,276
		32,899
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	403,006	4,264
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	84,193	$ 5,001
Quidel Corp. (a)	52,670	1,397
Stryker Corp.	62,109	4,154
The Cooper Companies, Inc.	27,874	3,641
		18,457
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	81,128	2,030
CIGNA Corp.	84,053	6,614
HCA Holdings, Inc.	9,307	355
Henry Schein, Inc. (a)	32,894	3,324
McKesson Corp.	25,156	3,054
		15,377
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	23,056	1,795
Thermo Fisher Scientific, Inc.	47,925	4,257
		6,052
Pharmaceuticals - 3.2%
AbbVie, Inc.	167,718	7,146
Bristol-Myers Squibb Co.	50,102	2,089
Merck & Co., Inc.	89,010	4,209
Perrigo Co.	25,328	3,079
Pfizer, Inc.	510,187	14,392
Roche Holding AG (participation certificate)	2,773	692
Sanofi SA sponsored ADR	28,841	1,378
Valeant Pharmaceuticals International, Inc. (Canada) (a)	29,127	2,865
Warner Chilcott PLC	162,075	3,477
Zoetis, Inc. Class A	105,811	3,084
		42,411
TOTAL HEALTH CARE		115,196
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	95,756	7,619
Precision Castparts Corp.	21,000	4,436
TransDigm Group, Inc.	16,132	2,210
United Technologies Corp.	88,634	8,872
		23,137
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	59,751	$ 2,902
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	87,597	2,334
Stericycle, Inc. (a)	18,537	2,087
		4,421
Electrical Equipment - 1.9%
AMETEK, Inc.	168,901	7,249
Eaton Corp. PLC	80,900	5,123
Hubbell, Inc. Class B	43,700	4,429
Roper Industries, Inc.	63,580	7,865
		24,666
Industrial Conglomerates - 1.0%
Danaher Corp.	201,493	13,202
Machinery - 0.7%
Cummins, Inc.	40,215	4,954
Ingersoll-Rand PLC	76,700	4,536
		9,490
Professional Services - 0.5%
Nielsen Holdings B.V.	66,327	2,288
Verisk Analytics, Inc. (a)	72,850	4,530
		6,818
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	36,130	2,601
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	17,754	4,391
TOTAL INDUSTRIALS		91,628
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 2.0%
Cisco Systems, Inc.	550,800	12,839
Juniper Networks, Inc. (a)	206,572	3,904
Polycom, Inc. (a)	67,133	667
QUALCOMM, Inc.	122,143	8,096
		25,506
Computers & Peripherals - 3.2%
Apple, Inc.	67,806	33,022
Electronics for Imaging, Inc. (a)	17,502	512
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp.	72,780	$ 1,876
NCR Corp. (a)	181,098	6,443
		41,853
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	160,784	1,444
Jabil Circuit, Inc.	115,741	2,641
TE Connectivity Ltd.	89,900	4,405
		8,490
Internet Software & Services - 2.0%
Demand Media, Inc. (a)	52,101	338
Demandware, Inc. (a)	1,700	72
eBay, Inc. (a)	108,278	5,413
Google, Inc. Class A (a)	19,574	16,577
Halogen Software, Inc. (h)	32,900	420
Marketo, Inc. (f)	29,766	1,044
Responsys, Inc. (a)	16,033	230
Yahoo!, Inc. (a)	93,885	2,546
		26,640
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	59,411	4,355
Fidelity National Information Services, Inc.	163,821	7,283
FleetCor Technologies, Inc. (a)	8,100	835
Lionbridge Technologies, Inc. (a)	36,899	130
Luxoft Holding, Inc.	15,806	375
		12,978
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc. (a)	120,223	1,631
NXP Semiconductors NV (a)	209,235	7,777
		9,408
Software - 3.6%
Adobe Systems, Inc. (a)	82,691	3,783
Aspen Technology, Inc. (a)	17,486	585
Compuware Corp.	80,365	857
Electronic Arts, Inc. (a)	127,205	3,389
Guidewire Software, Inc. (a)	35,800	1,645
Jive Software, Inc. (a)	56,053	694
Microsoft Corp.	504,829	16,861
Oracle Corp.	363,936	11,595
QLIK Technologies, Inc. (a)	11,900	390
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	114,889	$ 5,644
Ubisoft Entertainment SA (a)	53,790	813
Xero Ltd. (a)	10,493	136
		46,392
TOTAL INFORMATION TECHNOLOGY		171,267
MATERIALS - 2.6%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	2,494	255
Airgas, Inc.	58,307	5,927
Ashland, Inc.	18,694	1,630
Eastman Chemical Co.	39,033	2,967
Ecolab, Inc.	31,525	2,880
FMC Corp.	42,495	2,831
LyondellBasell Industries NV Class A	48,563	3,407
Monsanto Co.	47,278	4,628
PPG Industries, Inc.	18,402	2,875
Sigma Aldrich Corp.	25,627	2,113
		29,513
Construction Materials - 0.2%
Vulcan Materials Co.	43,651	2,087
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	17,947	1,994
Metals & Mining - 0.0%
Carpenter Technology Corp.	12,665	681
TOTAL MATERIALS		34,275
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
inContact, Inc. (a)	74,917	609
Level 3 Communications, Inc. (a)	32,400	724
tw telecom, Inc. (a)	4,700	135
Verizon Communications, Inc.	197,964	9,380
		10,848
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	10,300	715
SBA Communications Corp. Class A (a)	66,827	5,012
Sprint Corp. (a)	10,345	69
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	75,650	$ 1,766
Vodafone Group PLC sponsored ADR	33,500	1,084
		8,646
TOTAL TELECOMMUNICATION SERVICES		19,494
UTILITIES - 2.2%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	45,500	1,947
Duke Energy Corp.	78,089	5,123
Edison International	52,567	2,412
Entergy Corp.	5,000	316
FirstEnergy Corp.	35,199	1,319
PPL Corp.	35,900	1,102
		12,219
Gas Utilities - 0.0%
ONEOK, Inc.	8,374	431
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	95,130	2,497
The AES Corp.	102,112	1,298
		3,795
Multi-Utilities - 0.9%
Ameren Corp.	11,500	389
CenterPoint Energy, Inc.	125,147	2,870
Dominion Resources, Inc.	19,600	1,144
NiSource, Inc.	39,497	1,156
PG&E Corp.	71,775	2,969
Sempra Energy	38,259	3,230
		11,758
TOTAL UTILITIES		28,203
TOTAL COMMON STOCKS (Cost $755,219)		901,578
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (a)(n) (Cost $359)	49,842	$ 405
Corporate Bonds - 7.4%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 100	103
Nonconvertible Bonds - 7.4%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
Daimler Finance North America LLC 1.45% 8/1/16 (g)	231	230
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (g)	35	35
4.25% 6/15/23 (g)	249	244
5.75% 6/15/43 (g)	179	184
		463
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	626
Comcast Corp.:
4.65% 7/15/42	470	447
4.95% 6/15/16	15	17
5.15% 3/1/20	14	16
6.4% 3/1/40	25	30
6.45% 3/15/37	238	283
COX Communications, Inc. 3.25% 12/15/22 (g)	136	120
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	487
Discovery Communications LLC:
3.25% 4/1/23	51	47
3.7% 6/1/15	260	272
4.875% 4/1/43	120	110
6.35% 6/1/40	236	259
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.:
3.65% 4/30/15	$ 137	$ 143
5.15% 4/30/20	431	485
6.4% 4/30/40	309	368
News America Holdings, Inc. 7.75% 12/1/45	621	773
News America, Inc.:
6.15% 3/1/37	235	254
6.15% 2/15/41	186	204
Time Warner Cable, Inc.:
4% 9/1/21	501	470
4.5% 9/15/42	739	572
5.5% 9/1/41	165	140
5.85% 5/1/17	104	113
5.875% 11/15/40	85	76
6.75% 7/1/18	439	489
Time Warner, Inc.:
3.15% 7/15/15	9	9
5.875% 11/15/16	12	14
6.5% 11/15/36	232	258
Viacom, Inc.:
2.5% 9/1/18	46	45
3.5% 4/1/17	583	606
4.375% 3/15/43	148	121
		7,854
TOTAL CONSUMER DISCRETIONARY		8,547
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Beam, Inc.:
1.75% 6/15/18	191	186
1.875% 5/15/17	76	76
3.25% 6/15/23	125	119
FBG Finance Ltd. 5.125% 6/15/15 (g)	23	25
Fortune Brands, Inc. 5.375% 1/15/16	4	4
Heineken NV:
1.4% 10/1/17 (g)	182	176
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV: - continued
2.75% 4/1/23 (g)	$ 191	$ 172
SABMiller Holdings, Inc. 3.75% 1/15/22 (g)	285	285
		1,043
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	129
3.2% 1/25/23	152	142
4.65% 1/25/43	128	117
Kraft Foods, Inc.:
5.375% 2/10/20	387	432
6.125% 2/1/18	416	478
6.5% 8/11/17	375	434
		1,732
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	236
4.25% 8/9/42	262	215
4.75% 5/5/21	300	317
9.7% 11/10/18	325	425
Reynolds American, Inc.:
3.25% 11/1/22	187	171
4.75% 11/1/42	289	251
6.75% 6/15/17	23	26
7.25% 6/15/37	409	469
		2,110
TOTAL CONSUMER STAPLES		4,885
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (g)	364	368
5.35% 3/15/20 (g)	327	347
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	393
5% 10/1/21	146	154
6.5% 4/1/20	24	27
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc.:
2% 10/1/17	$ 48	$ 47
3.45% 10/1/22	87	83
Transocean, Inc. 5.05% 12/15/16	238	260
Weatherford International Ltd. 4.95% 10/15/13	14	14
		1,693
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	673	778
Apache Corp. 4.75% 4/15/43	243	233
Chevron Corp.:
2.427% 6/24/20	173	169
3.191% 6/24/23	437	423
DCP Midstream Operating LP:
2.5% 12/1/17	168	165
3.875% 3/15/23	104	95
Duke Energy Field Services:
5.375% 10/15/15 (g)	10	11
6.45% 11/3/36 (g)	375	394
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	440
Encana Holdings Finance Corp. 5.8% 5/1/14	23	24
Enterprise Products Operating LP 5.6% 10/15/14	16	17
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	230
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	357	368
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	156	177
6.85% 1/15/40 (g)	223	272
Nakilat, Inc. 6.067% 12/31/33 (g)	279	293
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	174
Petrobras Global Finance BV:
4.375% 5/20/23	596	523
5.625% 5/20/43	355	285
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	363
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
5.375% 1/27/21	$ 701	$ 685
5.75% 1/20/20	488	494
7.875% 3/15/19	399	449
Petroleos Mexicanos:
3.5% 7/18/18	399	402
3.5% 1/30/23	285	255
4.875% 1/24/22	237	239
5.5% 1/21/21	369	391
5.5% 6/27/44	648	562
6% 3/5/20	21	23
6.5% 6/2/41	602	599
Phillips 66:
4.3% 4/1/22	338	341
5.875% 5/1/42	289	307
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	171
3.95% 9/15/15	202	214
6.125% 1/15/17	205	233
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
4.6% 6/15/21	90	92
Suncor Energy, Inc. 6.1% 6/1/18	395	457
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	366
Western Gas Partners LP 5.375% 6/1/21	393	424
		12,260
TOTAL ENERGY		13,953
FINANCIALS - 3.7%
Capital Markets - 0.4%
BlackRock, Inc. 4.25% 5/24/21	165	174
Goldman Sachs Group, Inc.:
2.9% 7/19/18	526	525
5.25% 7/27/21	96	102
5.625% 1/15/17	500	544
5.75% 1/24/22	183	201
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18	$ 32	$ 36
6% 6/15/20	600	672
6.15% 4/1/18	36	41
6.75% 10/1/37	187	192
Lazard Group LLC:
6.85% 6/15/17	31	35
7.125% 5/15/15	11	12
Merrill Lynch & Co., Inc. 6.11% 1/29/37	200	203
Morgan Stanley:
2.125% 4/25/18	863	832
3.75% 2/25/23	638	605
4.875% 11/1/22	365	360
5.75% 1/25/21	100	110
6.625% 4/1/18	600	687
		5,331
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	420	458
Credit Suisse 6% 2/15/18	664	743
Fifth Third Bancorp 8.25% 3/1/38	94	121
Fifth Third Capital Trust IV 6.5% 4/15/37 (j)	233	231
HBOS PLC 6.75% 5/21/18 (g)	180	197
Huntington Bancshares, Inc. 7% 12/15/20	97	114
JPMorgan Chase Bank 6% 10/1/17	250	284
KeyBank NA:
5.45% 3/3/16	294	322
5.8% 7/1/14	322	335
Marshall & Ilsley Bank 5% 1/17/17	259	280
Regions Bank:
6.45% 6/26/37	402	417
7.5% 5/15/18	282	329
Regions Financial Corp.:
2% 5/15/18	382	365
5.75% 6/15/15	73	78
7.75% 11/10/14	229	246
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	470	451
6.125% 12/15/22	694	667
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp. 5.625% 10/15/16	$ 27	$ 30
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,197
3.676% 6/15/16	160	170
		7,035
Consumer Finance - 0.5%
American Express Credit Corp. 1.3% 7/29/16	357	358
Discover Financial Services:
3.85% 11/21/22	462	435
5.2% 4/27/22	42	43
6.45% 6/12/17	1,019	1,150
Ford Motor Credit Co. LLC 1.7% 5/9/16	561	554
General Electric Capital Corp.:
1% 12/11/15	289	289
2.25% 11/9/15	633	648
2.95% 5/9/16	185	192
3.5% 6/29/15	192	201
6% 8/7/19	1,000	1,151
HSBC U.S.A., Inc. 1.625% 1/16/18	314	304
Hyundai Capital America:
1.625% 10/2/15 (g)	122	122
1.875% 8/9/16 (g)	92	92
2.125% 10/2/17 (g)	134	131
2.875% 8/9/18 (g)	163	162
		5,832
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.3% 1/11/23	947	873
3.875% 3/22/17	380	400
4.1% 7/24/23	352	346
5.65% 5/1/18	205	228
5.75% 12/1/17	615	687
6.5% 8/1/16	300	338
BP Capital Markets PLC 4.742% 3/11/21	300	321
Citigroup, Inc.:
3.953% 6/15/16	397	421
4.05% 7/30/22	151	145
4.75% 5/19/15	1,151	1,219
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.125% 5/15/18	$ 212	$ 243
JPMorgan Chase & Co.:
1.625% 5/15/18	720	689
2% 8/15/17	300	298
3.15% 7/5/16	430	449
3.25% 9/23/22	503	470
4.35% 8/15/21	420	435
4.5% 1/24/22	134	139
4.95% 3/25/20	661	718
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	216	206
TECO Finance, Inc.:
4% 3/15/16	96	102
5.15% 3/15/20	141	153
		8,880
Insurance - 0.6%
Allstate Corp. 6.2% 5/16/14	264	274
American International Group, Inc.:
4.875% 9/15/16	257	280
4.875% 6/1/22	107	114
5.6% 10/18/16	318	353
Aon Corp.:
3.125% 5/27/16	376	392
3.5% 9/30/15	151	158
5% 9/30/20	133	145
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(j)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	443
5.375% 3/15/17	6	7
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	421	442
6.5% 3/15/35 (g)	327	358
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	249
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	199	207
MetLife, Inc.:
3.048% 12/15/22	313	296
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.75% 2/8/21	$ 137	$ 149
6.75% 6/1/16	290	332
Metropolitan Life Global Funding I:
3% 1/10/23 (g)	223	209
5.125% 6/10/14 (g)	255	264
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	222	254
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	203	281
Pacific LifeCorp:
5.125% 1/30/43 (g)	441	409
6% 2/10/20 (g)	409	457
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
4.5% 11/16/21	200	211
4.75% 9/17/15	500	538
5.8% 11/16/41	262	284
6.2% 11/15/40	134	153
7.375% 6/15/19	120	147
Symetra Financial Corp. 6.125% 4/1/16 (g)	38	41
Unum Group:
5.625% 9/15/20	270	294
5.75% 8/15/42	458	469
7.125% 9/30/16	19	22
		8,295
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	108
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	95
Boston Properties, Inc. 3.85% 2/1/23	432	419
BRE Properties, Inc. 5.5% 3/15/17	52	57
Camden Property Trust 2.95% 12/15/22	135	122
DDR Corp. 4.625% 7/15/22	247	247
Developers Diversified Realty Corp.:
4.75% 4/15/18	313	335
7.5% 4/1/17	203	236
9.625% 3/15/16	106	126
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 180	$ 164
3.875% 10/15/22	310	290
4.375% 6/15/22	207	202
5.4% 8/15/14	238	247
5.95% 2/15/17	57	63
6.5% 1/15/18	285	325
6.75% 3/15/20	12	14
8.25% 8/15/19	127	156
Equity One, Inc.:
3.75% 11/15/22	400	372
5.375% 10/15/15	47	51
Federal Realty Investment Trust 5.9% 4/1/20	95	108
Health Care REIT, Inc.:
2.25% 3/15/18	147	144
4.7% 9/15/17	48	52
HRPT Properties Trust 5.75% 11/1/15	50	52
UDR, Inc. 5.5% 4/1/14	498	510
Washington REIT 5.25% 1/15/14	10	10
Weingarten Realty Investors 3.375% 10/15/22	68	62
		4,567
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	407
4.25% 7/15/22	163	157
6.125% 4/15/20	126	139
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	336
4.95% 4/15/18	170	181
5.7% 5/1/17	1,000	1,094
7.5% 5/15/15	44	48
Digital Realty Trust LP:
4.5% 7/15/15	172	180
5.25% 3/15/21	201	207
ERP Operating LP:
4.625% 12/15/21	540	564
4.75% 7/15/20	265	283
5.375% 8/1/16	117	130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.75% 6/15/17	$ 567	$ 635
Liberty Property LP:
3.375% 6/15/23	185	168
4.125% 6/15/22	177	173
4.75% 10/1/20	394	411
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	320
Mack-Cali Realty LP:
2.5% 12/15/17	252	246
3.15% 5/15/23	426	371
4.5% 4/18/22	108	106
7.75% 8/15/19	23	28
Post Apartment Homes LP 3.375% 12/1/22	70	64
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	57	60
5.5% 1/15/14 (g)	6	6
5.7% 4/15/17 (g)	13	14
Regency Centers LP 5.25% 8/1/15	124	133
Simon Property Group LP:
2.75% 2/1/23	232	210
2.8% 1/30/17	82	84
4.125% 12/1/21	229	237
4.2% 2/1/15	138	143
Tanger Properties LP:
6.125% 6/1/20	478	552
6.15% 11/15/15	33	37
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	220
4% 4/30/19	114	118
		8,082
TOTAL FINANCIALS		48,022
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	$ 350	$ 339
Celgene Corp. 2.45% 10/15/15	20	21
		360
Health Care Providers & Services - 0.2%
Aetna, Inc.:
2.75% 11/15/22	178	162
4.125% 11/15/42	99	86
Express Scripts Holding Co. 4.75% 11/15/21	378	400
Express Scripts, Inc. 3.125% 5/15/16	357	371
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	266
UnitedHealth Group, Inc.:
1.625% 3/15/19	107	102
2.75% 2/15/23	59	54
2.875% 3/15/23	463	429
3.95% 10/15/42	81	70
WellPoint, Inc.:
3.3% 1/15/23	229	215
4.65% 1/15/43	128	118
		2,312
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	352
2.9% 11/6/22	368	342
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	120	118
5% 8/15/14	23	24
Zoetis, Inc.:
1.875% 2/1/18 (g)	57	56
3.25% 2/1/23 (g)	138	130
4.7% 2/1/43 (g)	139	130
		1,152
TOTAL HEALTH CARE		3,824
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	$ 18	$ 19
6.375% 6/1/19 (g)	309	352
United Technologies Corp. 4.5% 6/1/42	365	358
		729
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	14	15
6.9% 7/2/19	5	5
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	10
8.36% 1/20/19	8	8
		38
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	278	252
TOTAL INDUSTRIALS		1,019
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Apple, Inc. 3.85% 5/4/43	465	396
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 5.95% 1/15/14	28	29
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	12	13
TOTAL INFORMATION TECHNOLOGY		438
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	348
4.25% 11/15/20	186	193
4.375% 11/15/42	133	116
		657
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (g)	$ 211	$ 221
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	360	345
4.5% 8/13/23 (g)	500	488
Rio Tinto Finance (U.S.A.) PLC 2.5% 12/14/18	356	345
Vale Overseas Ltd.:
4.375% 1/11/22	200	186
6.25% 1/23/17	503	555
		2,140
TOTAL MATERIALS		2,814
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
5.55% 8/15/41	1,223	1,246
6.3% 1/15/38	398	442
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	75
6.15% 9/15/19	226	235
Embarq Corp.:
7.082% 6/1/16	236	265
7.995% 6/1/36	175	179
Verizon Communications, Inc.:
3.85% 11/1/42	109	87
6.25% 4/1/37	187	205
6.9% 4/15/38	260	308
		3,071
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	276	280
3.125% 7/16/22	255	230
Vodafone Group PLC 5% 12/16/13	18	18
		528
TOTAL TELECOMMUNICATION SERVICES		3,599
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.7%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 147	$ 143
2.95% 12/15/22	140	128
Duke Capital LLC 5.668% 8/15/14	16	17
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	273	303
6.4% 9/15/20 (g)	569	651
Edison International 3.75% 9/15/17	226	237
FirstEnergy Corp.:
2.75% 3/15/18	299	287
4.25% 3/15/23	528	479
7.375% 11/15/31	589	594
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	692
LG&E and KU Energy LLC:
2.125% 11/15/15	255	260
3.75% 11/15/20	49	49
Nevada Power Co. 6.5% 5/15/18	165	196
Northeast Utilities:
1.45% 5/1/18	96	92
2.8% 5/1/23	435	399
Pepco Holdings, Inc. 2.7% 10/1/15	240	246
PPL Capital Funding, Inc. 3.4% 6/1/23	207	194
Progress Energy, Inc. 6% 12/1/39	260	290
Sierra Pacific Power Co. 5.45% 9/1/13	12	12
		5,269
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	127
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	310	352
PSEG Power LLC 2.75% 9/15/16	90	93
		445
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	165	190
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	156
Dominion Resources, Inc.:
2.5756% 9/30/66 (j)	608	566
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (j)	$ 26	$ 28
National Grid PLC 6.3% 8/1/16	183	207
NiSource Finance Corp.:
4.45% 12/1/21	155	159
5.25% 2/15/43	357	343
5.4% 7/15/14	11	11
5.45% 9/15/20	148	163
5.8% 2/1/42	199	206
5.95% 6/15/41	396	420
6.4% 3/15/18	11	13
6.8% 1/15/19	677	792
Sempra Energy:
2.3% 4/1/17	376	380
2.875% 10/1/22	154	142
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	21	22
		3,798
TOTAL UTILITIES		9,639
TOTAL NONCONVERTIBLE BONDS		96,740
TOTAL CORPORATE BONDS (Cost $93,831)		96,843
U.S. Treasury Obligations - 6.9%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 10/3/13 to 11/7/13 (i)	890	890
U.S. Treasury Bonds:
3.125% 2/15/43	5,551	4,957
3.625% 8/15/43	1,098	1,082
U.S. Treasury Notes:
0.25% 9/15/14	149	149
0.25% 8/15/15	379	378
0.375% 3/15/15	3,200	3,204
0.5% 7/31/17	2,063	2,005
0.875% 11/30/16	1,361	1,359
0.875% 4/30/17	9	9
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
0.875% 1/31/18	$ 9,947	$ 9,708
0.875% 7/31/19	5,971	5,613
1% 5/31/18	5,583	5,442
1.375% 7/31/18 (f)	7,186	7,107
1.5% 8/31/18	22,069	21,931
1.75% 5/31/16	7,380	7,590
1.75% 5/15/23	350	319
2% 2/15/23	3,074	2,883
2.125% 8/31/20 (h)	15,581	15,459
TOTAL U.S. TREASURY OBLIGATIONS (Cost $91,813)		90,085
U.S. Government Agency - Mortgage Securities - 2.1%

Fannie Mae - 1.9%
2.303% 6/1/36 (j)	9	10
2.5% 1/1/43 to 2/1/43	500	455
2.753% 7/1/37 (j)	18	19
3% 2/1/43 to 8/1/43	1,299	1,243
3% 9/1/43 (h)	200	191
3% 9/1/43 (h)	200	191
3% 9/1/43 (h)	100	96
3% 9/1/43 (h)	100	96
3% 9/1/43 (h)	600	574
3% 9/1/43 (h)	200	191
3% 9/1/43 (h)	600	574
3.5% 10/1/40 to 8/1/43	11,262	11,114
4% 5/1/26	83	88
4% 9/1/43 (h)	1,300	1,341
4% 9/1/43 (h)	200	206
4% 9/1/43 (h)	100	103
4% 9/1/43 (h)	100	103
4% 10/1/43 (h)	1,500	1,542
4.5% 12/1/23	15	16
4.5% 9/1/43 (h)	1,700	1,794
4.5% 10/1/43 (h)	1,700	1,789
5% 12/1/35	610	657
5% 9/1/43 (h)	300	322
5% 10/1/43 (h)	300	322
5.5% 9/1/43 (h)	900	977
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/1/43 (h)	$ 500	$ 543
6% 11/1/35 to 8/1/37	523	579
TOTAL FANNIE MAE		25,136
Freddie Mac - 0.1%
3% 1/1/43 to 2/1/43	197	188
3.126% 10/1/35 (j)	23	24
3.5% 6/1/43	473	464
5% 11/1/40	333	362
TOTAL FREDDIE MAC		1,038
Ginnie Mae - 0.1%
4% 4/15/39 to 9/15/40	1,100	1,144
4% 9/1/43 (h)	100	104
5.5% 6/15/35	158	174
TOTAL GINNIE MAE		1,422
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $28,188)		27,596
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (j)	30	27
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8591% 4/25/35 (j)	1	1
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	310	312
Series 2011-3 Class A2, 1.81% 5/15/16	280	282
Series 2012-3 Class A2, 1.21% 6/15/17	370	371
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (j)	3	3
Series 2004-R2 Class M3, 1.0091% 4/25/34 (j)	4	3
Series 2005-R2 Class M1, 0.6341% 4/25/35 (j)	69	67
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (j)	2	2
Series 2004-W11 Class M2, 1.2341% 11/25/34 (j)	25	23
Series 2004-W7 Class M1, 1.0091% 5/25/34 (j)	27	25
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (j)	$ 56	$ 20
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0091% 4/25/34 (j)	96	90
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.39% 12/20/17	360	360
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (g)(j)	10	8
Class C, 1.2841% 7/20/39 (g)(j)	15	1
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (j)	82	47
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	85	85
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6391% 4/25/34 (j)	5	4
Series 2004-4 Class M2, 0.9791% 6/25/34 (j)	25	23
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (j)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (j)	13	10
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (j)	1	0*
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	700	699
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (j)	43	33
Class M4, 1.2041% 1/25/35 (j)	16	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (g)(j)	106	83
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (g)(j)	3	3
Series 2006-2A:
Class A, 0.3641% 11/15/34 (g)(j)	31	28
Class B, 0.4641% 11/15/34 (g)(j)	11	9
Class C, 0.5641% 11/15/34 (g)(j)	19	14
Class D, 0.9341% 11/15/34 (g)(j)	7	4
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (g)(j)	56	56
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4741% 8/25/33 (j)	27	25
Series 2003-5 Class A2, 0.8841% 12/25/33 (j)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (j)	56	26
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (j)	56	55
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (j)	$ 17	$ 17
Series 2006-A Class 2C, 1.4261% 3/27/42 (j)	43	7
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (j)	25	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (j)	3	3
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (j)	28	27
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (j)	55	50
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (j)	3	3
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (j)	18	17
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (j)	19	8
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (j)	65	55
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (e)(g)(j)	25	0
Series 2006-1A Class A, 1.5841% 3/20/11 (e)(g)(j)	53	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (j)	24	20
Class M4, 1.6341% 9/25/34 (j)	31	9
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (j)	67	57
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (j)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (j)	49	45
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (j)	52	39
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (j)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (j)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (g)(j)	60	2
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (g)(j)	81	72
TOTAL ASSET-BACKED SECURITIES (Cost $2,887)		3,240
Collateralized Mortgage Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7441% 1/25/35 (j)	$ 69	$ 66
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (j)	36	36
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2541% 12/20/54 (g)(j)	382	375
Class C2, 1.3841% 12/20/54 (g)(j)	271	238
Series 2006-2:
Class A4, 0.2641% 12/20/54 (j)	108	106
Class C1, 1.1241% 12/20/54 (j)	242	212
Series 2006-3:
Class A3, 0.2641% 12/20/54 (j)	51	50
Class A7, 0.3841% 12/20/54 (j)	60	59
Class C2, 1.1841% 12/20/54 (j)	50	44
Series 2006-4:
Class A4, 0.2841% 12/20/54 (j)	175	172
Class B1, 0.3641% 12/20/54 (j)	169	156
Class C1, 0.9441% 12/20/54 (j)	103	90
Class M1, 0.5241% 12/20/54 (j)	44	40
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (j)	84	74
Class 1M1, 0.4841% 12/20/54 (j)	54	49
Class 2A1, 0.3241% 12/20/54 (j)	137	135
Class 2C1, 1.0441% 12/20/54 (j)	38	33
Class 2M1, 0.6841% 12/20/54 (j)	70	63
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (j)	97	85
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (j)	28	28
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (j)	19	18
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (j)	61	48
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (j)	27	20
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (j)	41	35
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (j)	72	69
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.535% 7/10/35 (g)(j)	16	15
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (g)(j)	$ 1	$ 1
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (j)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (j)	9	9
TOTAL PRIVATE SPONSOR		2,327
U.S. Government Agency - 0.1%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4841% 5/25/35 (j)	61	62
Series 2006-50 Class BF, 0.5841% 6/25/36 (j)	77	78
Series 2006-82 Class F, 0.7541% 9/25/36 (j)	115	115
Series 2007-36 Class F, 0.4141% 4/25/37 (j)	96	96
Series 2011-37 Class FA, 0.6341% 5/25/41 (j)	286	287
Series 2011-40 Class DF, 0.6341% 5/25/41 (j)	221	222
Series 2013-62 Class FA, 0.4841% 6/25/43 (j)	357	357
floater sequential payer:
Series 2010-74 Class WF, 0.7841% 7/25/34 (j)	81	82
Series 2012-120 Class FE 0.4841% 2/25/39 (j)	159	158
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	9	9
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.6041% 4/15/41 (j)	151	151
Series 3830 Class FD, 0.5441% 3/15/41 (j)	397	399
floater sequential payer Series 2011-3969 Class AF, 0.6341% 10/15/33 (j)	176	176
TOTAL U.S. GOVERNMENT AGENCY		2,192
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,490)		4,519
Commercial Mortgage Securities - 1.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (j)(l)	$ 30	$ 1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	16	16
Series 2006-2 Class AAB, 5.7116% 5/10/45 (j)	42	44
Series 2006-3 Class A4, 5.889% 7/10/44	320	351
Series 2006-5 Class A2, 5.317% 9/10/47	198	199
Series 2006-6 Class A3, 5.369% 10/10/45	150	153
Series 2007-4 Class A3, 5.8103% 2/10/51 (j)	46	47
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	233	243
Series 2006-6 Class E, 5.619% 10/10/45 (g)	43	5
Series 2007-3:
Class A3, 5.5595% 6/10/49 (j)	125	125
Class A4, 5.5595% 6/10/49 (j)	156	173
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	164	178
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (g)(j)	2	2
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (g)(j)	50	41
Class B1, 1.5841% 1/25/36 (g)(j)	4	1
Class M1, 0.6341% 1/25/36 (g)(j)	16	9
Class M2, 0.6541% 1/25/36 (g)(j)	5	3
Class M3, 0.6841% 1/25/36 (g)(j)	7	4
Class M4, 0.7941% 1/25/36 (g)(j)	4	2
Class M5, 0.8341% 1/25/36 (g)(j)	4	1
Class M6, 0.8841% 1/25/36 (g)(j)	4	1
Series 2006-3A Class M4, 0.6141% 10/25/36 (g)(j)	1	0*
Series 2007-1 Class A2, 0.4541% 3/25/37 (g)(j)	28	18
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (g)(j)	27	21
Class A2, 0.5041% 7/25/37 (g)(j)	25	13
Class M1, 0.5541% 7/25/37 (g)(j)	9	3
Class M2, 0.5941% 7/25/37 (g)(j)	5	1
Class M3, 0.6741% 7/25/37 (g)(j)	5	0*
Class M4, 0.8341% 7/25/37 (g)(j)	10	0*
Class M5, 0.9341% 7/25/37 (g)(j)	2	0*
Series 2007-3:
Class A2, 0.4741% 7/25/37 (g)(j)	30	19
Class M1, 0.4941% 7/25/37 (g)(j)	5	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class M2, 0.5241% 7/25/37 (g)(j)	$ 6	$ 2
Class M3, 0.5541% 7/25/37 (g)(j)	9	2
Class M4, 0.6841% 7/25/37 (g)(j)	14	3
Class M5, 0.7841% 7/25/37 (g)(j)	7	1
Class M6, 0.9841% 7/25/37 (g)(j)	1	0*
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (g)(j)	10	1
Class M2, 1.2341% 9/25/37 (g)(j)	10	1
Class M4, 1.7841% 9/25/37 (g)(j)	11	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(j)(l)	273	19
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (g)(j)	25	24
Class E, 0.4841% 3/15/22 (g)(j)	128	119
Class F, 0.5341% 3/15/22 (g)(j)	78	71
Class G, 0.5841% 3/15/22 (g)(j)	20	18
Class H, 0.7341% 3/15/22 (g)(j)	25	22
Class J, 0.8841% 3/15/22 (g)(j)	25	21
sequential payer Series 2007-PW16 Class A4, 5.7131% 6/11/40 (j)	44	49
Series 2006-PW13 Class A3, 5.518% 9/11/41	90	90
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (g)(j)(l)	708	1
Series 2006-T22 Class A4, 5.5802% 4/12/38 (j)	9	10
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (g)(j)(l)	4,853	32
Series 2007-T28 Class X2, 0.1575% 9/11/42 (g)(j)(l)	2,645	9
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (g)(j)	25	23
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	88	90
Class XCL, 1.198% 5/15/35 (g)(j)(l)	210	3
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,180	2,385
Series 2007-CD4 Class A3, 5.293% 12/11/49	73	75
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	225	13
Series 2007-C2 Class B, 5.617% 4/15/47 (j)	84	62
COMM pass-thru certificates floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (g)(j)	6	6
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (g)(j)	35	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	$ 600	$ 609
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	16	16
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	68	76
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (g)(j)	268	242
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	24	24
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (j)(l)	16	0*
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (g)(j)(l)	24	0*
Series 2006-C1 Class A3, 5.392% 2/15/39 (j)	183	186
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (g)(j)	28	28
Class C:
0.3541% 2/15/22 (g)(j)	84	83
0.4541% 2/15/22 (g)(j)	30	29
Class F, 0.5041% 2/15/22 (g)(j)	60	58
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (j)(l)	924	2
Class B, 5.487% 2/15/40 (g)(j)	115	17
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,194	1,312
Series 2001-1 Class X1, 2.0442% 5/15/33 (g)(j)(l)	34	0*
Series 2007-C1 Class XP, 0.1582% 12/10/49 (j)(l)	494	1
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (g)(j)	28	28
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (j)	60	66
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (g)(j)(l)	1,155	4
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(j)	51	51
Class C, 2.0056% 3/6/20 (g)(j)	44	44
Class D, 2.2018% 3/6/20 (g)(j)	117	117
Class F, 2.6334% 3/6/20 (g)(j)	4	4
Class G, 2.7903% 3/6/20 (g)(j)	2	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6 Class A2, 5.506% 4/10/38	$ 125	$ 125
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	2	2
Class A4, 5.56% 11/10/39 (j)	80	88
Series 2007-GG10 Class A2, 5.778% 8/10/45	15	15
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (g)(j)	32	31
Class C, 0.3941% 11/15/18 (g)(j)	23	22
Class D, 0.4141% 11/15/18 (g)(j)	7	6
Class E, 0.4641% 11/15/18 (g)(j)	10	9
Class F, 0.5141% 11/15/18 (g)(j)	14	14
Class G, 0.5441% 11/15/18 (g)(j)	13	12
Class H, 0.6841% 11/15/18 (g)(j)	10	9
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (j)	33	33
Series 2006-LDP9 Class A3, 5.336% 5/15/47	31	34
Series 2007-CB18 Class A4, 5.44% 6/12/47	70	77
Series 2007-CB19 Class A4, 5.711% 2/12/49 (j)	1,130	1,259
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (j)	98	100
Class A4, 5.8137% 6/15/49 (j)	680	757
Series 2007-LDPX Class A3, 5.42% 1/15/49	554	609
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4	4
Series 2006-CB17 Class A3, 5.45% 12/12/43	6	6
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (j)	250	274
Series 2007-CB19:
Class B, 5.711% 2/12/49 (j)	6	2
Class C, 5.711% 2/12/49 (j)	17	3
Class D, 5.711% 2/12/49 (j)	18	2
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	6	1
Class ES, 5.5357% 1/15/49 (g)(j)	39	0*
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (j)	58	65
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	0*	0*
Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
Series 2006-C7 Class A2, 5.3% 11/15/38	39	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1 Class A4, 5.424% 2/15/40	$ 550	$ 605
Series 2006-C6 Class XCP, 0.673% 9/15/39 (j)(l)	288	0*
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (j)(l)	102	0*
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	94	103
Series 2007-C7:
Class A3, 5.866% 9/15/45	505	554
Class XCP, 0.2714% 9/15/45 (j)(l)	4,548	17
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (g)(j)	24	24
Class E, 0.4741% 9/15/21 (g)(j)	86	85
Class F, 0.5241% 9/15/21 (g)(j)	52	50
Class G, 0.5441% 9/15/21 (g)(j)	102	98
Class H, 0.5841% 9/15/21 (g)(j)	26	25
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4193% 1/12/44 (g)(j)	65	57
Series 2006-C1 Class A2, 5.6376% 5/12/39 (j)	29	29
Series 2007-C1 Class A4, 5.8499% 6/12/50 (j)	354	395
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (j)	4	4
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (j)	40	44
Class ASB, 5.133% 12/12/49 (j)	40	42
Series 2007-5 Class A4, 5.378% 8/12/48	63	69
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	550	602
Series 2007-7 Class A4, 5.7364% 6/12/50 (j)	263	292
Series 2006-4 Class XP, 0.6175% 12/12/49 (j)(l)	798	7
Series 2007-6 Class B, 5.635% 3/12/51 (j)	75	16
Series 2007-7 Class B, 5.7364% 6/12/50 (j)	7	0*
Series 2007-8 Class A3, 5.8968% 8/12/49 (j)	65	73
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (g)(j)	16	12
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (g)(j)	43	42
Class D, 0.374% 10/15/20 (g)(j)	30	29
Class E, 0.434% 10/15/20 (g)(j)	38	36
Class F, 0.484% 10/15/20 (g)(j)	23	21
Class G, 0.524% 10/15/20 (g)(j)	28	26
Class H, 0.614% 10/15/20 (g)(j)	18	15
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Class J, 0.764% 10/15/20 (g)(j)	$ 10	$ 4
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	35	36
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (j)	21	22
Series 2006-T23 Class A3, 5.8075% 8/12/41 (j)	38	38
Series 2007-HQ12 Class A2, 5.5794% 4/12/49 (j)	358	364
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	113	125
Class B, 5.7275% 4/15/49 (j)	18	3
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	619	788
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (g)(j)	69	63
Class G, 0.5441% 9/15/21 (g)(j)	80	74
Class J, 0.7841% 9/15/21 (g)(j)	18	15
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (g)(j)	168	150
Class LXR1, 0.8841% 6/15/20 (g)(j)	9	8
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	199	201
Series 2007-C30 Class A5, 5.342% 12/15/43	540	595
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,171
Series 2007-C32 Class A3, 5.7482% 6/15/49 (j)	147	164
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (j)	390	426
Class A5, 5.9241% 2/15/51 (j)	50	56
Series 2005-C19 Class B, 4.892% 5/15/44	75	78
Series 2005-C22:
Class B, 5.3802% 12/15/44 (j)	166	135
Class F, 5.3802% 12/15/44 (g)(j)	125	38
Series 2007-C30 Class XP, 0.4764% 12/15/43 (g)(j)(l)	607	1
Series 2007-C31 Class C, 5.6796% 4/15/47 (j)	21	15
Series 2007-C31A Class A2, 5.421% 4/15/47	995	997
Series 2007-C32:
Class D, 5.7482% 6/15/49 (j)	56	23
Class E, 5.7482% 6/15/49 (j)	89	27
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,119)		20,488
Municipal Securities - 0.6%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	$ 100	$ 102
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	88
7.3% 10/1/39	535	669
7.5% 4/1/34	465	588
7.55% 4/1/39	500	647
7.6% 11/1/40	895	1,173
7.625% 3/1/40	150	195
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	315	350
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,690	1,483
Series 2010, 4.421% 1/1/15	260	269
Series 2010-1, 6.63% 2/1/35	320	316
Series 2010-3:
6.725% 4/1/35	475	473
7.35% 7/1/35	220	232
Series 2011:
5.665% 3/1/18	130	139
5.877% 3/1/19	510	547
TOTAL MUNICIPAL SECURITIES (Cost $7,671)		7,271
Foreign Government and Government Agency Obligations - 0.1%

Brazilian Federative Republic 5.625% 1/7/41	400	386
United Mexican States 4.75% 3/8/44	352	306
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $769)		692
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $255)	250	262
Fixed-Income Funds - 8.9%
	Shares	Value (000s)
Fidelity High Income Central Fund 2 (k)	276,528	$ 31,618
Fidelity Mortgage Backed Securities Central Fund (k)	809,450	85,122
TOTAL FIXED-INCOME FUNDS (Cost $111,910)		116,740
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.10% (b)	50,476,657	50,477
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	53,550	54
TOTAL MONEY MARKET FUNDS (Cost $50,531)		50,531
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (c) (Cost $4,049)	$ 4,049	4,049
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,169,091)		1,324,299
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(17,957)
NET ASSETS - 100%		$ 1,306,342
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/43	$ (800)	(765)
3% 9/1/43	(400)	(382)
3% 9/1/43	(200)	(191)
3% 9/1/43	(600)	(574)
4% 9/1/43	(1,500)	(1,547)
4.5% 9/1/43	(1,700)	(1,793)
5% 9/1/43	(300)	(322)
5.5% 9/1/43	(500)	(543)
5.5% 9/1/43	(500)	(543)
TOTAL FANNIE MAE		(6,660)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
4% 9/1/43	$ (200)	$ (207)
4% 9/1/43	(100)	(104)
4% 9/1/43	(100)	(104)
4% 9/1/43	(100)	(104)
TOTAL GINNIE MAE		(519)
TOTAL TBA SALE COMMITMENTS (Proceeds $7,199)		$ (7,179)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
163 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 13,295	$ 147

The face value of futures purchased as a percentage of net assets is 1%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	2.5%	$ 61	$ (58)	$ 0	$ (58)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,808,000 or 1.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $625,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,153,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 359
Legend Pictures LLC	9/23/10	$ 311
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,049,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 4,049
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 72
Fidelity High Income Central Fund 2	1,933
Fidelity Mortgage Backed Securities Central Fund	1,798
Fidelity Securities Lending Cash Central Fund	56
Total	$ 3,859
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 29,607	$ 1,933	$ -	$ 31,618	4.0%
Fidelity Mortgage Backed Securities Central Fund	104,612	3,801	19,503	85,122	0.6%
Total	$ 134,219	$ 5,734	$ 19,503	$ 116,740
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,249	$ 102,501	$ -	$ 748
Consumer Staples	93,900	91,139	2,761	-
Energy	91,860	91,860	-	-
Financials	152,911	149,466	3,445	-
Health Care	115,196	115,196	-	-
Industrials	91,628	91,628	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 171,267	$ 171,267	$ -	$ -
Materials	34,275	34,275	-	-
Telecommunication Services	19,494	19,494	-	-
Utilities	28,203	28,203	-	-
Corporate Bonds	96,843	-	96,843	-
U.S. Government and Government Agency Obligations	90,085	-	90,085	-
U.S. Government Agency - Mortgage Securities	27,596	-	27,596	-
Asset-Backed Securities	3,240	-	3,016	224
Collateralized Mortgage Obligations	4,519	-	4,504	15
Commercial Mortgage Securities	20,488	-	20,468	20
Municipal Securities	7,271	-	7,271	-
Foreign Government and Government Agency Obligations	692	-	692	-
Bank Notes	262	-	262	-
Fixed-Income Funds	116,740	116,740	-	-
Money Market Funds	50,531	50,531	-	-
Cash Equivalents	4,049	-	4,049	-
Total Investments in Securities:	$ 1,324,299	$ 1,062,300	$ 260,992	$ 1,007
Derivative Instruments:
Assets
Futures Contracts	$ 147	$ 147	$ -	$ -
Liabilities
Swaps	$ (58)	$ -	$ (58)	$ -
Total Derivative Instruments:	$ 89	$ 147	$ (58)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (7,179)	$ -	$ (7,179)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (58)
Equity Risk
Futures Contracts (a)	147	-
Total Value of Derivatives	$ 147	$ (58)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	15.5%
AAA,AA,A	4.1%
BBB	5.4%
BB	0.9%
B	1.4%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.1%
Equities	69.1%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	2.4%
Ireland	1.5%
Netherlands	1.2%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $4,005 and repurchase agreements of $4,049) - See accompanying schedule: Unaffiliated issuers (cost $1,006,650)	$ 1,157,028
Fidelity Central Funds (cost $162,441)	167,271
Total Investments (cost $1,169,091)		$ 1,324,299
Cash		28
Foreign currency held at value (cost $4)		4
Receivable for investments sold Regular delivery		36,941
Delayed delivery		4,020
Receivable for TBA sale commitments		7,199
Receivable for fund shares sold		863
Dividends receivable		1,483
Interest receivable		1,569
Distributions receivable from Fidelity Central Funds		5
Other receivables		49
Total assets		1,376,460

Liabilities
Payable for investments purchased Regular delivery	$ 37,094
Delayed delivery	15,207
TBA sale commitments, at value	7,179
Payable for swaps	4
Payable for fund shares redeemed	5,070
Bi-lateral OTC swaps, at value	58
Accrued management fee	448
Distribution and service plan fees payable	504
Payable for daily variation margin for derivative instruments	44
Other affiliated payables	267
Other payables and accrued expenses	140
Collateral on securities loaned, at value	4,103
Total liabilities		70,118

Net Assets		$ 1,306,342
Net Assets consist of:
Paid in capital		$ 1,117,445
Undistributed net investment income		2,958
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,624
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		155,315
Net Assets		$ 1,306,342

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($270,308.533 ÷ 15,149.241 shares)	$ 17.84

Maximum offering price per share (100/94.25 of $17.84)	$ 18.93
Class T: Net Asset Value and redemption price per share ($820,949.488 ÷ 45,632.816 shares)	$ 17.99

Maximum offering price per share (100/96.50 of $17.99)	$ 18.64
Class B: Net Asset Value and offering price per share ($12,611.772 ÷ 706.766 shares)A	$ 17.84

Class C: Net Asset Value and offering price per share ($104,912.151 ÷ 5,907.145 shares)A	$ 17.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($97,462.392 ÷ 5,382.423 shares)	$ 18.11

Class Z: Net Asset Value, offering price and redemption price per share ($97.576 ÷ 5.388 shares)	$ 18.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Dividends		$ 15,094
Interest		8,319
Income from Fidelity Central Funds		3,859
Total income		27,272

Expenses
Management fee	$ 4,995
Transfer agent fees	2,551
Distribution and service plan fees	5,607
Accounting and security lending fees	505
Custodian fees and expenses	122
Independent trustees' compensation	8
Registration fees	97
Audit	112
Legal	8
Miscellaneous	11
Total expenses before reductions	14,016
Expense reductions	(134)	13,882
Net investment income (loss)		13,390
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,136
Fidelity Central Funds	1,095
Foreign currency transactions	(4)
Futures contracts	1,598
Swaps	(10)
Total net realized gain (loss)		72,815
Change in net unrealized appreciation (depreciation) on: Investment securities	36,090
Assets and liabilities in foreign currencies	(1)
Futures contracts	(20)
Swaps	12
Delayed delivery commitments	51
Total change in net unrealized appreciation (depreciation)		36,132
Net gain (loss)		108,947
Net increase (decrease) in net assets resulting from operations		$ 122,337

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,390	$ 14,700
Net realized gain (loss)	72,815	38,106
Change in net unrealized appreciation (depreciation)	36,132	63,324
Net increase (decrease) in net assets resulting from operations	122,337	116,130
Distributions to shareholders from net investment income	(12,715)	(14,297)
Share transactions - net increase (decrease)	50,238	27,655
Total increase (decrease) in net assets	159,860	129,488

Net Assets
Beginning of period	1,146,482	1,016,994
End of period (including undistributed net investment income of $2,958 and undistributed net investment income of $2,837, respectively)	$ 1,306,342	$ 1,146,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 14.83	$ 13.29	$ 12.61	$ 14.55
Income from Investment Operations
Net investment income (loss) C	.22	.24	.23	.24	.25
Net realized and unrealized gain (loss)	1.52	1.48	1.55	.70	(1.93)
Total from investment operations	1.74	1.72	1.78	.94	(1.68)
Distributions from net investment income	(.21)	(.24)	(.23)	(.24)	(.21)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)
Total distributions	(.21)	(.24)	(.24)	(.26) G	(.26)
Net asset value, end of period	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61
Total Return A, B	10.74%	11.72%	13.34%	7.44%	(11.30)%
Ratios to Average Net Assets D, F
Expenses before reductions	.95%	.98%	1.00%	1.00%	1.06%
Expenses net of fee waivers, if any	.95%	.98%	1.00%	1.00%	1.06%
Expenses net of all reductions	.94%	.98%	.99%	.99%	1.06%
Net investment income (loss)	1.27%	1.56%	1.53%	1.76%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 270	$ 249	$ 215	$ 203	$ 213
Portfolio turnover rate E	124%	124%	146% H	116%	215% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 14.95	$ 13.40	$ 12.70	$ 14.66
Income from Investment Operations
Net investment income (loss) C	.18	.21	.20	.21	.23
Net realized and unrealized gain (loss)	1.54	1.49	1.56	.72	(1.95)
Total from investment operations	1.72	1.70	1.76	.93	(1.72)
Distributions from net investment income	(.17)	(.21)	(.20)	(.21)	(.19)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)
Total distributions	(.17)	(.21)	(.21)	(.23) G	(.24)
Net asset value, end of period	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70
Total Return A, B	10.55%	11.44%	13.09%	7.32%	(11.54)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.17%	1.19%	1.20%	1.23%	1.29%
Expenses net of fee waivers, if any	1.17%	1.19%	1.20%	1.23%	1.29%
Expenses net of all reductions	1.16%	1.18%	1.19%	1.21%	1.29%
Net investment income (loss)	1.05%	1.36%	1.33%	1.54%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 821	$ 737	$ 673	$ 619	$ 621
Portfolio turnover rate E	124%	124%	146% H	116%	215% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 14.81	$ 13.27	$ 12.58	$ 14.51
Income from Investment Operations
Net investment income (loss) C	.08	.12	.11	.13	.16
Net realized and unrealized gain (loss)	1.52	1.47	1.54	.71	(1.92)
Total from investment operations	1.60	1.59	1.65	.84	(1.76)
Distributions from net investment income	(.06)	(.10)	(.10)	(.13)	(.13)
Distributions from net realized gain	-	-	(.01)	(.02)	(.04)
Total distributions	(.06)	(.10)	(.11)	(.15) G	(.17)
Net asset value, end of period	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58
Total Return A, B	9.85%	10.78%	12.42%	6.66%	(11.98)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.78%	1.78%	1.80%	1.82%	1.83%
Expenses net of fee waivers, if any	1.78%	1.78%	1.80%	1.82%	1.83%
Expenses net of all reductions	1.77%	1.78%	1.79%	1.81%	1.83%
Net investment income (loss)	.44%	.76%	.73%	.94%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 15	$ 19	$ 24	$ 29
Portfolio turnover rate E	124%	124%	146% H	116%	215% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.24	$ 14.77	$ 13.23	$ 12.55	$ 14.49
Income from Investment Operations
Net investment income (loss) C	.09	.13	.12	.13	.17
Net realized and unrealized gain (loss)	1.52	1.46	1.55	.71	(1.93)
Total from investment operations	1.61	1.59	1.67	.84	(1.76)
Distributions from net investment income	(.09)	(.12)	(.12)	(.15)	(.13)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)
Total distributions	(.09)	(.12)	(.13)	(.16) G	(.18)
Net asset value, end of period	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55
Total Return A, B	9.93%	10.81%	12.59%	6.69%	(12.02)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.71%	1.73%	1.74%	1.76%	1.82%
Expenses net of fee waivers, if any	1.71%	1.73%	1.74%	1.76%	1.82%
Expenses net of all reductions	1.70%	1.72%	1.73%	1.75%	1.81%
Net investment income (loss)	.51%	.81%	.79%	1.00%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$ 105	$ 80	$ 69	$ 62	$ 61
Portfolio turnover rate E	124%	124%	146% H	116%	215% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 15.06	$ 13.49	$ 12.79	$ 14.76
Income from Investment Operations
Net investment income (loss) B	.27	.29	.28	.28	.28
Net realized and unrealized gain (loss)	1.55	1.49	1.57	.72	(1.95)
Total from investment operations	1.82	1.78	1.85	1.00	(1.67)
Distributions from net investment income	(.26)	(.29)	(.27)	(.28)	(.25)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)
Total distributions	(.26)	(.29)	(.28)	(.30) F	(.30)
Net asset value, end of period	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79
Total Return A	11.08%	11.96%	13.69%	7.81%	(11.07)%
Ratios to Average Net Assets C, E
Expenses before reductions	.68%	.70%	.71%	.73%	.79%
Expenses net of fee waivers, if any	.68%	.70%	.71%	.73%	.79%
Expenses net of all reductions	.67%	.70%	.70%	.72%	.78%
Net investment income (loss)	1.54%	1.84%	1.82%	2.03%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 97	$ 66	$ 42	$ 34	$ 24
Portfolio turnover rate D	124%	124%	146% G	116%	215% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Year ended August 31,	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(.46)
Total from investment operations	(.45)
Net asset value, end of period	$ 18.11
Total Return B, C	(2.42)%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A
Expenses net of fee waivers, if any	.53% A
Expenses net of all reductions	.52% A
Net investment income (loss)	.85% A
Supplemental Data
Portfolio turnover rate F	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 162,198
Gross unrealized depreciation	(16,106)
Net unrealized appreciation (depreciation) on securities and other investments	$ 146,092

Tax Cost	$ 1,178,207

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,127
Undistributed long-term capital gain	$ 40,754
Net unrealized appreciation (depreciation)	$ 146,053

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 12,715	$ 14,297

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (10)	$ 12
Equity Risk
Futures Contracts	1,598	(20)

Totals (a)	$ 1,588	$ (8)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions

Annual Report

4. Derivative Instruments - continued

Swaps - continued

(e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $866,875 and $800,425, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

(FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 644	$ 24
Class T	.25%	.25%	3,933	61
Class B	.75%	.25%	139	105
Class C	.75%	.25%	891	161
			$ 5,607	$ 351

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 89
Class T	28
Class B*	19
Class C*	13
$ 149

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 588.23
Class T	1,530.19
Class B	42.30
Class C	210.24
Institutional Class	181.21
Class Z	-*	.05
	$ 2,551

* Amount represents three dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of

Annual Report

8. Security Lending - continued

U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $56, including one hundred and ninety three dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $134 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 3,147	$ 3,516
Class T	7,824	9,160
Class B	52	110
Class C	447	559
Institutional Class	1,245	952
Total	$ 12,715	$ 14,297

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013A	2012	2013A	2012
Class A
Shares sold	3,876	3,904	$ 66,780	$ 60,588
Reinvestment of distributions	176	218	2,976	3,329
Shares redeemed	(4,158)	(3,340)	(70,968)	(51,423)
Net increase (decrease)	(106)	782	$ (1,212)	$ 12,494
Class T
Shares sold	11,028	11,067	$ 191,060	$ 172,863
Reinvestment of distributions	442	569	7,519	8,748
Shares redeemed	(10,672)	(11,814)	(185,185)	(183,862)
Net increase (decrease)	798	(178)	$ 13,394	$ (2,251)
Class B
Shares sold	91	87	$ 1,597	$ 1,346
Reinvestment of distributions	3	7	47	100
Shares redeemed	(330)	(407)	(5,668)	(6,287)
Net increase (decrease)	(236)	(313)	$ (4,024)	$ (4,841)
Class C
Shares sold	1,878	1,141	$ 32,570	$ 17,545
Reinvestment of distributions	24	33	408	505
Shares redeemed	(897)	(921)	(15,312)	(14,116)
Net increase (decrease)	1,005	253	$ 17,666	$ 3,934
Institutional Class
Shares sold	3,287	2,144	$ 57,536	$ 33,714
Reinvestment of distributions	70	60	1,210	930
Shares redeemed	(1,941)	(1,029)	(34,432)	(16,325)
Net increase (decrease)	1,416	1,175	$ 24,314	$ 18,319
Class Z
Shares sold	5	-	$ 100	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	-	-	-	-
Net increase (decrease)	5	-	$ 100	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 18, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 funds. Mr. Curvey oversees 387 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present), Deputy Treasurer (2013-present), and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President (2011-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Assistant Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Balanced Fund voted to pay on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	10/14/13	10/11/13	$0.064	$0.558

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $46,790,417, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,507,236 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Institutional Class designates 19%, 68%, 100% and 100% of the dividends distributed in October 2012, December 2012, April 2013, and July 2013, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 53%, 100%, 100% and 100% of the dividends distributed in October 2012, December 2012, April 2013, and July 2013 , respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for a sleeve of the fund in March 2011, April 2013, and June 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Advisor Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGI-UANN-1013
1.786674.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class Z

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class Z A	11.08%	6.27%	5.88%

A The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Institutional Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Class Z on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class Z took place on August 13, 2013. See above for additional information regarding the performance of Class Z.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Major equity benchmarks set record highs during the 12 months ending August 31, 2013, fueled by an improving global economy and accommodative monetary policies worldwide. The broad-based S&P 500® Index rose 18.70% for the 12 months, setting new highs, while the blue-chip-laden Dow Jones Industrial AverageSM also achieved significant milestones en route to climbing 16.13%. The growth-oriented Nasdaq Composite Index® advanced 18.75%. Stocks slipped early on as investors grew anxious about the U.S. presidential election and the federal debt limit. Markets quickly rebounded and rose through late May, but concern over the U.S. Federal Reserve tapering its bond-buying program prompted a brief, but steep, market sell-off in June. Stocks recovered when the Fed said no moves were imminent, but doubt returned in August as a military strike on Syria loomed. On the bond side of the ledger, U.S. high-income securities rallied alongside equities for most of the period, but cooled off in May and June as interest rates spiked on possible Fed tightening. The sector still advanced solidly, with The BofA Merrill LynchSM US High Yield Constrained Index returning 7.55%. The more rate-sensitive U.S. investment-grade bond category fared far worse, as reflected in the -2.47% return of the Barclays® U.S. Aggregate Bond Index, its largest trailing one-year loss in almost 20 years.

Comments from Co-Portfolio Manager Robert Stansky, Head of FMR's Stock Selector Large Cap Group, which manages Fidelity Advisor® Balanced Fund: For the year, the fund's Class Z shares outperformed the 9.87% return of the Fidelity Balanced 60/40 Composite IndexSM. (For specific results, please refer to the performance section of this report.) Overweighting stocks and underweighting investment-grade bonds notably drove the fund's result. Looking at fixed income, among the biggest contributors were an overweighting in corporate bonds and an underweighting in sovereigns. Security selection also helped. In terms of individual stocks, we successfully avoided computer services provider and index component IBM, which we believe faces an uphill battle, due in part to increased pressure from competitors and slower growth prospects in comparison to smaller software and hardware companies. The fund also received a lift from biopharmaceutical firm Gilead Sciences, which saw its shares rise amid continued success with its treatments for HIV/AIDS. We reduced our position in Gilead to take profits and help manage risk. Conversely, the biggest detractor by far was Apple, the fund's largest holding during the period. The stock reversed course in late September 2012 and continued downward through most of the period, as investors reacted to lackluster quarterly financial results, prompting us to reduce our overweighting.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013) for Class A, Class T, Class B, Class C and Institutional Class and for the entire period (August 13, 2013 to August 31, 2013) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value August 31, 2013	Expenses Paid During Period
Class A	.95%
Actual		$ 1,000.00	$ 1,050.30	$ 4.91 C
HypotheticalA		$ 1,000.00	$ 1,020.42	$ 4.84 D
Class T	1.17%
Actual		$ 1,000.00	$ 1,049.30	$ 6.04 C
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96 D
Class B	1.77%
Actual		$ 1,000.00	$ 1,045.70	$ 9.13 C
HypotheticalA		$ 1,000.00	$ 1,016.28	$ 9.00 D
Class C	1.71%
Actual		$ 1,000.00	$ 1,046.20	$ 8.82 C
HypotheticalA		$ 1,000.00	$ 1,016.59	$ 8.69 D
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,051.50	$ 3.52 C
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47 D
Class Z	.53%
Actual		$ 1,000.00	$ 975.80	$ .27 C
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C and Institutional Class and multiplied by 19/365 (to reflect the period August 13, 2013 to August 31, 2013) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	2.7
Procter & Gamble Co.	1.4	1.5
JPMorgan Chase & Co.	1.4	1.2
Capital One Financial Corp.	1.3	1.0
Microsoft Corp.	1.3	0.0
	7.9
Top Five Bond Issuers as of August 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	6.8	8.8
Fannie Mae	5.1	5.2
Freddie Mac	1.6	2.1
Ginnie Mae	1.6	1.7
Wachovia Bank Commercial Mortgage Trust	0.4	0.2
	15.5
Top Five Market Sectors as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.7	14.2
Information Technology	13.3	12.5
Health Care	9.3	8.6
Consumer Discretionary	9.0	8.1
Energy	8.3	8.5
Asset Allocation (% of fund's net assets)
As of August 31, 2013 *		As of February 28, 2013 **
	Stocks and Equity Futures 70.0%		Stocks and Equity Futures 66.2%
	Bonds 27.7%		Bonds 30.2%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	10.0%	** Foreign investments	8.8%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Common Stocks - 69.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	72,981	$ 2,037
Hotels, Restaurants & Leisure - 1.4%
Domino's Pizza, Inc.	34,880	2,143
Starbucks Corp.	90,710	6,397
Wynn Resorts Ltd.	30,356	4,281
Yum! Brands, Inc.	73,994	5,181
		18,002
Internet & Catalog Retail - 0.9%
Liberty Media Corp. Interactive Series A (a)	344,764	7,785
priceline.com, Inc. (a)	4,865	4,566
		12,351
Media - 2.8%
Comcast Corp. Class A	226,348	9,527
DIRECTV (a)	92,835	5,401
Legend Pictures LLC (m)(n)	415	748
Liberty Global PLC Class A (a)	14,537	1,129
Time Warner, Inc.	146,368	8,860
Twenty-First Century Fox, Inc. Class A	363,053	11,374
		37,039
Multiline Retail - 0.6%
Dollar General Corp. (a)	141,235	7,622
Specialty Retail - 1.0%
Lowe's Companies, Inc.	114,347	5,239
TJX Companies, Inc.	148,016	7,803
		13,042
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	64,950	4,080
Oxford Industries, Inc.	16,130	1,001
PVH Corp.	38,974	5,018
Under Armour, Inc. Class A (sub. vtg.) (a)	36,511	2,652
		12,751
TOTAL CONSUMER DISCRETIONARY		102,844
CONSUMER STAPLES - 7.2%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	18,529	1,728
Coca-Cola Bottling Co. CONSOLIDATED	6,458	406
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	1,862	223
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	17,269	$ 405
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	13,370	465
Constellation Brands, Inc. Class A (sub. vtg.) (a)	32,319	1,753
Diageo PLC sponsored ADR	19,539	2,397
Embotelladora Andina SA sponsored ADR	14,611	442
Pernod Ricard SA	21,396	2,484
Remy Cointreau SA	17,229	1,813
The Coca-Cola Co.	383,214	14,631
		26,747
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	162,179	9,414
Drogasil SA	33,500	237
Kroger Co.	153,631	5,623
Sysco Corp.	19,000	608
United Natural Foods, Inc. (a)	4,051	246
Wal-Mart Stores, Inc.	37,741	2,754
		18,882
Food Products - 0.4%
Archer Daniels Midland Co.	13,592	479
Bunge Ltd.	21,144	1,602
Green Mountain Coffee Roasters, Inc. (a)	6,311	545
Mead Johnson Nutrition Co. Class A	24,630	1,848
Nestle SA	15,778	1,033
		5,507
Household Products - 1.4%
Procter & Gamble Co.	240,011	18,694
Personal Products - 0.1%
L'Oreal SA	5,800	968
Nu Skin Enterprises, Inc. Class A	5,639	472
		1,440
Tobacco - 1.7%
Altria Group, Inc.	206,118	6,983
British American Tobacco PLC sponsored ADR	135,014	13,713
Philip Morris International, Inc.	17,895	1,493
Souza Cruz SA	42,050	441
		22,630
TOTAL CONSUMER STAPLES		93,900
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.0%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	73,786	$ 4,190
Dril-Quip, Inc. (a)	13,000	1,326
Ensco PLC Class A	51,866	2,882
Frank's International NV	4,600	127
Halliburton Co.	25,660	1,232
National Oilwell Varco, Inc.	76,672	5,697
Ocean Rig UDW, Inc. (United States) (a)	36,044	629
Oceaneering International, Inc.	12,777	991
Pacific Drilling SA (a)	100	1
Vantage Drilling Co. (a)	337,500	581
		17,656
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	78,614	7,187
Cabot Oil & Gas Corp.	74,600	2,919
Chevron Corp.	71,567	8,619
Cobalt International Energy, Inc. (a)	42,044	1,026
Concho Resources, Inc. (a)	21,692	2,093
ConocoPhillips	151,400	10,038
Continental Resources, Inc. (a)	18,403	1,698
EOG Resources, Inc.	28,400	4,460
Exxon Mobil Corp.	173,982	15,164
Kinder Morgan Holding Co. LLC	63,400	2,405
Marathon Oil Corp.	124,695	4,293
Marathon Petroleum Corp.	34,638	2,512
Noble Energy, Inc.	45,045	2,767
Phillips 66	57,207	3,267
Pioneer Natural Resources Co.	5,500	962
Spectra Energy Corp.	76,300	2,526
Suncor Energy, Inc.	67,290	2,268
		74,204
TOTAL ENERGY		91,860
FINANCIALS - 11.7%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	39,389	3,393
BlackRock, Inc. Class A	11,356	2,956
Credit Suisse Group	18,776	541
Deutsche Bank AG	19,500	847
E*TRADE Financial Corp. (a)	115,556	1,622
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Evercore Partners, Inc. Class A	12,200	$ 544
Invesco Ltd.	41,015	1,245
Morgan Stanley	158,044	4,071
Northern Trust Corp.	29,205	1,602
Oaktree Capital Group LLC Class A	13,000	673
TD Ameritrade Holding Corp.	8,752	225
The Blackstone Group LP	52,228	1,141
UBS AG	65,755	1,270
		20,130
Commercial Banks - 1.8%
Barclays PLC	179,639	787
BNP Paribas SA	15,400	965
CIT Group, Inc. (a)	14,244	682
Comerica, Inc.	10,100	412
Erste Group Bank AG	14,600	468
Huntington Bancshares, Inc.	191,793	1,580
Intesa Sanpaolo SpA	261,100	512
KBC Groupe SA	5,079	223
PNC Financial Services Group, Inc.	63,883	4,617
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	96,300	1,015
Societe Generale Series A	28,000	1,225
Synovus Financial Corp.	299,205	954
U.S. Bancorp	289,716	10,467
		23,907
Consumer Finance - 1.7%
Capital One Financial Corp.	262,075	16,917
Discover Financial Services	18,752	886
SLM Corp.	199,807	4,793
		22,596
Diversified Financial Services - 3.8%
Bank of America Corp.	1,120,366	15,820
Citigroup, Inc.	240,926	11,644
IntercontinentalExchange, Inc. (a)	17,028	3,061
JPMorgan Chase & Co.	356,701	18,024
KBC Ancora (a)	20,348	464
		49,013
Insurance - 1.7%
ACE Ltd.	32,732	2,871
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	8	$ 1,336
Direct Line Insurance Group PLC	319,600	1,074
esure Group PLC	125,000	469
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,100	1,274
Marsh & McLennan Companies, Inc.	125,814	5,187
MetLife, Inc.	122,972	5,680
The Travelers Companies, Inc.	50,230	4,013
Validus Holdings Ltd.	12,553	434
WMI Holdings Corp. (a)	4,454	5
		22,343
Real Estate Investment Trusts - 0.6%
American Tower Corp.	68,910	4,789
Equity Lifestyle Properties, Inc.	33,920	1,179
Sun Communities, Inc.	31,742	1,364
		7,332
Real Estate Management & Development - 0.5%
Altisource Residential Corp. Class B (a)	194,010	3,676
CBRE Group, Inc. (a)	138,667	3,033
		6,709
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	17,461	881
Washington Mutual, Inc. (a)	130,000	0
		881
TOTAL FINANCIALS		152,911
HEALTH CARE - 8.8%
Biotechnology - 2.5%
Actelion Ltd.	10,562	718
Alexion Pharmaceuticals, Inc. (a)	41,235	4,443
Amgen, Inc.	85,178	9,279
Biogen Idec, Inc. (a)	22,386	4,769
CSL Ltd.	24,112	1,459
CSL Ltd. ADR	1,000	30
Gilead Sciences, Inc. (a)	181,272	10,925
Onyx Pharmaceuticals, Inc. (a)	10,325	1,276
		32,899
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	403,006	4,264
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	84,193	$ 5,001
Quidel Corp. (a)	52,670	1,397
Stryker Corp.	62,109	4,154
The Cooper Companies, Inc.	27,874	3,641
		18,457
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	81,128	2,030
CIGNA Corp.	84,053	6,614
HCA Holdings, Inc.	9,307	355
Henry Schein, Inc. (a)	32,894	3,324
McKesson Corp.	25,156	3,054
		15,377
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	23,056	1,795
Thermo Fisher Scientific, Inc.	47,925	4,257
		6,052
Pharmaceuticals - 3.2%
AbbVie, Inc.	167,718	7,146
Bristol-Myers Squibb Co.	50,102	2,089
Merck & Co., Inc.	89,010	4,209
Perrigo Co.	25,328	3,079
Pfizer, Inc.	510,187	14,392
Roche Holding AG (participation certificate)	2,773	692
Sanofi SA sponsored ADR	28,841	1,378
Valeant Pharmaceuticals International, Inc. (Canada) (a)	29,127	2,865
Warner Chilcott PLC	162,075	3,477
Zoetis, Inc. Class A	105,811	3,084
		42,411
TOTAL HEALTH CARE		115,196
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	95,756	7,619
Precision Castparts Corp.	21,000	4,436
TransDigm Group, Inc.	16,132	2,210
United Technologies Corp.	88,634	8,872
		23,137
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	59,751	$ 2,902
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	87,597	2,334
Stericycle, Inc. (a)	18,537	2,087
		4,421
Electrical Equipment - 1.9%
AMETEK, Inc.	168,901	7,249
Eaton Corp. PLC	80,900	5,123
Hubbell, Inc. Class B	43,700	4,429
Roper Industries, Inc.	63,580	7,865
		24,666
Industrial Conglomerates - 1.0%
Danaher Corp.	201,493	13,202
Machinery - 0.7%
Cummins, Inc.	40,215	4,954
Ingersoll-Rand PLC	76,700	4,536
		9,490
Professional Services - 0.5%
Nielsen Holdings B.V.	66,327	2,288
Verisk Analytics, Inc. (a)	72,850	4,530
		6,818
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	36,130	2,601
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	17,754	4,391
TOTAL INDUSTRIALS		91,628
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 2.0%
Cisco Systems, Inc.	550,800	12,839
Juniper Networks, Inc. (a)	206,572	3,904
Polycom, Inc. (a)	67,133	667
QUALCOMM, Inc.	122,143	8,096
		25,506
Computers & Peripherals - 3.2%
Apple, Inc.	67,806	33,022
Electronics for Imaging, Inc. (a)	17,502	512
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp.	72,780	$ 1,876
NCR Corp. (a)	181,098	6,443
		41,853
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	160,784	1,444
Jabil Circuit, Inc.	115,741	2,641
TE Connectivity Ltd.	89,900	4,405
		8,490
Internet Software & Services - 2.0%
Demand Media, Inc. (a)	52,101	338
Demandware, Inc. (a)	1,700	72
eBay, Inc. (a)	108,278	5,413
Google, Inc. Class A (a)	19,574	16,577
Halogen Software, Inc. (h)	32,900	420
Marketo, Inc. (f)	29,766	1,044
Responsys, Inc. (a)	16,033	230
Yahoo!, Inc. (a)	93,885	2,546
		26,640
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	59,411	4,355
Fidelity National Information Services, Inc.	163,821	7,283
FleetCor Technologies, Inc. (a)	8,100	835
Lionbridge Technologies, Inc. (a)	36,899	130
Luxoft Holding, Inc.	15,806	375
		12,978
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc. (a)	120,223	1,631
NXP Semiconductors NV (a)	209,235	7,777
		9,408
Software - 3.6%
Adobe Systems, Inc. (a)	82,691	3,783
Aspen Technology, Inc. (a)	17,486	585
Compuware Corp.	80,365	857
Electronic Arts, Inc. (a)	127,205	3,389
Guidewire Software, Inc. (a)	35,800	1,645
Jive Software, Inc. (a)	56,053	694
Microsoft Corp.	504,829	16,861
Oracle Corp.	363,936	11,595
QLIK Technologies, Inc. (a)	11,900	390
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	114,889	$ 5,644
Ubisoft Entertainment SA (a)	53,790	813
Xero Ltd. (a)	10,493	136
		46,392
TOTAL INFORMATION TECHNOLOGY		171,267
MATERIALS - 2.6%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	2,494	255
Airgas, Inc.	58,307	5,927
Ashland, Inc.	18,694	1,630
Eastman Chemical Co.	39,033	2,967
Ecolab, Inc.	31,525	2,880
FMC Corp.	42,495	2,831
LyondellBasell Industries NV Class A	48,563	3,407
Monsanto Co.	47,278	4,628
PPG Industries, Inc.	18,402	2,875
Sigma Aldrich Corp.	25,627	2,113
		29,513
Construction Materials - 0.2%
Vulcan Materials Co.	43,651	2,087
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	17,947	1,994
Metals & Mining - 0.0%
Carpenter Technology Corp.	12,665	681
TOTAL MATERIALS		34,275
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
inContact, Inc. (a)	74,917	609
Level 3 Communications, Inc. (a)	32,400	724
tw telecom, Inc. (a)	4,700	135
Verizon Communications, Inc.	197,964	9,380
		10,848
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	10,300	715
SBA Communications Corp. Class A (a)	66,827	5,012
Sprint Corp. (a)	10,345	69
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	75,650	$ 1,766
Vodafone Group PLC sponsored ADR	33,500	1,084
		8,646
TOTAL TELECOMMUNICATION SERVICES		19,494
UTILITIES - 2.2%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	45,500	1,947
Duke Energy Corp.	78,089	5,123
Edison International	52,567	2,412
Entergy Corp.	5,000	316
FirstEnergy Corp.	35,199	1,319
PPL Corp.	35,900	1,102
		12,219
Gas Utilities - 0.0%
ONEOK, Inc.	8,374	431
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	95,130	2,497
The AES Corp.	102,112	1,298
		3,795
Multi-Utilities - 0.9%
Ameren Corp.	11,500	389
CenterPoint Energy, Inc.	125,147	2,870
Dominion Resources, Inc.	19,600	1,144
NiSource, Inc.	39,497	1,156
PG&E Corp.	71,775	2,969
Sempra Energy	38,259	3,230
		11,758
TOTAL UTILITIES		28,203
TOTAL COMMON STOCKS (Cost $755,219)		901,578
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (a)(n) (Cost $359)	49,842	$ 405
Corporate Bonds - 7.4%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 100	103
Nonconvertible Bonds - 7.4%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
Daimler Finance North America LLC 1.45% 8/1/16 (g)	231	230
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (g)	35	35
4.25% 6/15/23 (g)	249	244
5.75% 6/15/43 (g)	179	184
		463
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	626
Comcast Corp.:
4.65% 7/15/42	470	447
4.95% 6/15/16	15	17
5.15% 3/1/20	14	16
6.4% 3/1/40	25	30
6.45% 3/15/37	238	283
COX Communications, Inc. 3.25% 12/15/22 (g)	136	120
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	487
Discovery Communications LLC:
3.25% 4/1/23	51	47
3.7% 6/1/15	260	272
4.875% 4/1/43	120	110
6.35% 6/1/40	236	259
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.:
3.65% 4/30/15	$ 137	$ 143
5.15% 4/30/20	431	485
6.4% 4/30/40	309	368
News America Holdings, Inc. 7.75% 12/1/45	621	773
News America, Inc.:
6.15% 3/1/37	235	254
6.15% 2/15/41	186	204
Time Warner Cable, Inc.:
4% 9/1/21	501	470
4.5% 9/15/42	739	572
5.5% 9/1/41	165	140
5.85% 5/1/17	104	113
5.875% 11/15/40	85	76
6.75% 7/1/18	439	489
Time Warner, Inc.:
3.15% 7/15/15	9	9
5.875% 11/15/16	12	14
6.5% 11/15/36	232	258
Viacom, Inc.:
2.5% 9/1/18	46	45
3.5% 4/1/17	583	606
4.375% 3/15/43	148	121
		7,854
TOTAL CONSUMER DISCRETIONARY		8,547
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Beam, Inc.:
1.75% 6/15/18	191	186
1.875% 5/15/17	76	76
3.25% 6/15/23	125	119
FBG Finance Ltd. 5.125% 6/15/15 (g)	23	25
Fortune Brands, Inc. 5.375% 1/15/16	4	4
Heineken NV:
1.4% 10/1/17 (g)	182	176
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV: - continued
2.75% 4/1/23 (g)	$ 191	$ 172
SABMiller Holdings, Inc. 3.75% 1/15/22 (g)	285	285
		1,043
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	129
3.2% 1/25/23	152	142
4.65% 1/25/43	128	117
Kraft Foods, Inc.:
5.375% 2/10/20	387	432
6.125% 2/1/18	416	478
6.5% 8/11/17	375	434
		1,732
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	236
4.25% 8/9/42	262	215
4.75% 5/5/21	300	317
9.7% 11/10/18	325	425
Reynolds American, Inc.:
3.25% 11/1/22	187	171
4.75% 11/1/42	289	251
6.75% 6/15/17	23	26
7.25% 6/15/37	409	469
		2,110
TOTAL CONSUMER STAPLES		4,885
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (g)	364	368
5.35% 3/15/20 (g)	327	347
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	393
5% 10/1/21	146	154
6.5% 4/1/20	24	27
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc.:
2% 10/1/17	$ 48	$ 47
3.45% 10/1/22	87	83
Transocean, Inc. 5.05% 12/15/16	238	260
Weatherford International Ltd. 4.95% 10/15/13	14	14
		1,693
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	673	778
Apache Corp. 4.75% 4/15/43	243	233
Chevron Corp.:
2.427% 6/24/20	173	169
3.191% 6/24/23	437	423
DCP Midstream Operating LP:
2.5% 12/1/17	168	165
3.875% 3/15/23	104	95
Duke Energy Field Services:
5.375% 10/15/15 (g)	10	11
6.45% 11/3/36 (g)	375	394
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	440
Encana Holdings Finance Corp. 5.8% 5/1/14	23	24
Enterprise Products Operating LP 5.6% 10/15/14	16	17
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	230
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	357	368
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	156	177
6.85% 1/15/40 (g)	223	272
Nakilat, Inc. 6.067% 12/31/33 (g)	279	293
Nexen, Inc. 5.2% 3/10/15	7	7
Petro-Canada 6.05% 5/15/18	150	174
Petrobras Global Finance BV:
4.375% 5/20/23	596	523
5.625% 5/20/43	355	285
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	363
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
5.375% 1/27/21	$ 701	$ 685
5.75% 1/20/20	488	494
7.875% 3/15/19	399	449
Petroleos Mexicanos:
3.5% 7/18/18	399	402
3.5% 1/30/23	285	255
4.875% 1/24/22	237	239
5.5% 1/21/21	369	391
5.5% 6/27/44	648	562
6% 3/5/20	21	23
6.5% 6/2/41	602	599
Phillips 66:
4.3% 4/1/22	338	341
5.875% 5/1/42	289	307
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	171
3.95% 9/15/15	202	214
6.125% 1/15/17	205	233
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
4.6% 6/15/21	90	92
Suncor Energy, Inc. 6.1% 6/1/18	395	457
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	366
Western Gas Partners LP 5.375% 6/1/21	393	424
		12,260
TOTAL ENERGY		13,953
FINANCIALS - 3.7%
Capital Markets - 0.4%
BlackRock, Inc. 4.25% 5/24/21	165	174
Goldman Sachs Group, Inc.:
2.9% 7/19/18	526	525
5.25% 7/27/21	96	102
5.625% 1/15/17	500	544
5.75% 1/24/22	183	201
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18	$ 32	$ 36
6% 6/15/20	600	672
6.15% 4/1/18	36	41
6.75% 10/1/37	187	192
Lazard Group LLC:
6.85% 6/15/17	31	35
7.125% 5/15/15	11	12
Merrill Lynch & Co., Inc. 6.11% 1/29/37	200	203
Morgan Stanley:
2.125% 4/25/18	863	832
3.75% 2/25/23	638	605
4.875% 11/1/22	365	360
5.75% 1/25/21	100	110
6.625% 4/1/18	600	687
		5,331
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	420	458
Credit Suisse 6% 2/15/18	664	743
Fifth Third Bancorp 8.25% 3/1/38	94	121
Fifth Third Capital Trust IV 6.5% 4/15/37 (j)	233	231
HBOS PLC 6.75% 5/21/18 (g)	180	197
Huntington Bancshares, Inc. 7% 12/15/20	97	114
JPMorgan Chase Bank 6% 10/1/17	250	284
KeyBank NA:
5.45% 3/3/16	294	322
5.8% 7/1/14	322	335
Marshall & Ilsley Bank 5% 1/17/17	259	280
Regions Bank:
6.45% 6/26/37	402	417
7.5% 5/15/18	282	329
Regions Financial Corp.:
2% 5/15/18	382	365
5.75% 6/15/15	73	78
7.75% 11/10/14	229	246
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	470	451
6.125% 12/15/22	694	667
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp. 5.625% 10/15/16	$ 27	$ 30
Wells Fargo & Co.:
1.25% 7/20/16	1,200	1,197
3.676% 6/15/16	160	170
		7,035
Consumer Finance - 0.5%
American Express Credit Corp. 1.3% 7/29/16	357	358
Discover Financial Services:
3.85% 11/21/22	462	435
5.2% 4/27/22	42	43
6.45% 6/12/17	1,019	1,150
Ford Motor Credit Co. LLC 1.7% 5/9/16	561	554
General Electric Capital Corp.:
1% 12/11/15	289	289
2.25% 11/9/15	633	648
2.95% 5/9/16	185	192
3.5% 6/29/15	192	201
6% 8/7/19	1,000	1,151
HSBC U.S.A., Inc. 1.625% 1/16/18	314	304
Hyundai Capital America:
1.625% 10/2/15 (g)	122	122
1.875% 8/9/16 (g)	92	92
2.125% 10/2/17 (g)	134	131
2.875% 8/9/18 (g)	163	162
		5,832
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.3% 1/11/23	947	873
3.875% 3/22/17	380	400
4.1% 7/24/23	352	346
5.65% 5/1/18	205	228
5.75% 12/1/17	615	687
6.5% 8/1/16	300	338
BP Capital Markets PLC 4.742% 3/11/21	300	321
Citigroup, Inc.:
3.953% 6/15/16	397	421
4.05% 7/30/22	151	145
4.75% 5/19/15	1,151	1,219
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.125% 5/15/18	$ 212	$ 243
JPMorgan Chase & Co.:
1.625% 5/15/18	720	689
2% 8/15/17	300	298
3.15% 7/5/16	430	449
3.25% 9/23/22	503	470
4.35% 8/15/21	420	435
4.5% 1/24/22	134	139
4.95% 3/25/20	661	718
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	216	206
TECO Finance, Inc.:
4% 3/15/16	96	102
5.15% 3/15/20	141	153
		8,880
Insurance - 0.6%
Allstate Corp. 6.2% 5/16/14	264	274
American International Group, Inc.:
4.875% 9/15/16	257	280
4.875% 6/1/22	107	114
5.6% 10/18/16	318	353
Aon Corp.:
3.125% 5/27/16	376	392
3.5% 9/30/15	151	158
5% 9/30/20	133	145
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(j)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	408	443
5.375% 3/15/17	6	7
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	421	442
6.5% 3/15/35 (g)	327	358
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	249
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	199	207
MetLife, Inc.:
3.048% 12/15/22	313	296
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
4.75% 2/8/21	$ 137	$ 149
6.75% 6/1/16	290	332
Metropolitan Life Global Funding I:
3% 1/10/23 (g)	223	209
5.125% 6/10/14 (g)	255	264
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	222	254
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	203	281
Pacific LifeCorp:
5.125% 1/30/43 (g)	441	409
6% 2/10/20 (g)	409	457
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
4.5% 11/16/21	200	211
4.75% 9/17/15	500	538
5.8% 11/16/41	262	284
6.2% 11/15/40	134	153
7.375% 6/15/19	120	147
Symetra Financial Corp. 6.125% 4/1/16 (g)	38	41
Unum Group:
5.625% 9/15/20	270	294
5.75% 8/15/42	458	469
7.125% 9/30/16	19	22
		8,295
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	108
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	95
Boston Properties, Inc. 3.85% 2/1/23	432	419
BRE Properties, Inc. 5.5% 3/15/17	52	57
Camden Property Trust 2.95% 12/15/22	135	122
DDR Corp. 4.625% 7/15/22	247	247
Developers Diversified Realty Corp.:
4.75% 4/15/18	313	335
7.5% 4/1/17	203	236
9.625% 3/15/16	106	126
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 180	$ 164
3.875% 10/15/22	310	290
4.375% 6/15/22	207	202
5.4% 8/15/14	238	247
5.95% 2/15/17	57	63
6.5% 1/15/18	285	325
6.75% 3/15/20	12	14
8.25% 8/15/19	127	156
Equity One, Inc.:
3.75% 11/15/22	400	372
5.375% 10/15/15	47	51
Federal Realty Investment Trust 5.9% 4/1/20	95	108
Health Care REIT, Inc.:
2.25% 3/15/18	147	144
4.7% 9/15/17	48	52
HRPT Properties Trust 5.75% 11/1/15	50	52
UDR, Inc. 5.5% 4/1/14	498	510
Washington REIT 5.25% 1/15/14	10	10
Weingarten Realty Investors 3.375% 10/15/22	68	62
		4,567
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	407
4.25% 7/15/22	163	157
6.125% 4/15/20	126	139
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	336
4.95% 4/15/18	170	181
5.7% 5/1/17	1,000	1,094
7.5% 5/15/15	44	48
Digital Realty Trust LP:
4.5% 7/15/15	172	180
5.25% 3/15/21	201	207
ERP Operating LP:
4.625% 12/15/21	540	564
4.75% 7/15/20	265	283
5.375% 8/1/16	117	130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.75% 6/15/17	$ 567	$ 635
Liberty Property LP:
3.375% 6/15/23	185	168
4.125% 6/15/22	177	173
4.75% 10/1/20	394	411
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	320
Mack-Cali Realty LP:
2.5% 12/15/17	252	246
3.15% 5/15/23	426	371
4.5% 4/18/22	108	106
7.75% 8/15/19	23	28
Post Apartment Homes LP 3.375% 12/1/22	70	64
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	57	60
5.5% 1/15/14 (g)	6	6
5.7% 4/15/17 (g)	13	14
Regency Centers LP 5.25% 8/1/15	124	133
Simon Property Group LP:
2.75% 2/1/23	232	210
2.8% 1/30/17	82	84
4.125% 12/1/21	229	237
4.2% 2/1/15	138	143
Tanger Properties LP:
6.125% 6/1/20	478	552
6.15% 11/15/15	33	37
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	220
4% 4/30/19	114	118
		8,082
TOTAL FINANCIALS		48,022
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	$ 350	$ 339
Celgene Corp. 2.45% 10/15/15	20	21
		360
Health Care Providers & Services - 0.2%
Aetna, Inc.:
2.75% 11/15/22	178	162
4.125% 11/15/42	99	86
Express Scripts Holding Co. 4.75% 11/15/21	378	400
Express Scripts, Inc. 3.125% 5/15/16	357	371
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	266
UnitedHealth Group, Inc.:
1.625% 3/15/19	107	102
2.75% 2/15/23	59	54
2.875% 3/15/23	463	429
3.95% 10/15/42	81	70
WellPoint, Inc.:
3.3% 1/15/23	229	215
4.65% 1/15/43	128	118
		2,312
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	352
2.9% 11/6/22	368	342
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	120	118
5% 8/15/14	23	24
Zoetis, Inc.:
1.875% 2/1/18 (g)	57	56
3.25% 2/1/23 (g)	138	130
4.7% 2/1/43 (g)	139	130
		1,152
TOTAL HEALTH CARE		3,824
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	$ 18	$ 19
6.375% 6/1/19 (g)	309	352
United Technologies Corp. 4.5% 6/1/42	365	358
		729
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	14	15
6.9% 7/2/19	5	5
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	9	10
8.36% 1/20/19	8	8
		38
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	278	252
TOTAL INDUSTRIALS		1,019
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Apple, Inc. 3.85% 5/4/43	465	396
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 5.95% 1/15/14	28	29
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	12	13
TOTAL INFORMATION TECHNOLOGY		438
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	348
4.25% 11/15/20	186	193
4.375% 11/15/42	133	116
		657
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (g)	$ 211	$ 221
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	360	345
4.5% 8/13/23 (g)	500	488
Rio Tinto Finance (U.S.A.) PLC 2.5% 12/14/18	356	345
Vale Overseas Ltd.:
4.375% 1/11/22	200	186
6.25% 1/23/17	503	555
		2,140
TOTAL MATERIALS		2,814
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
5.55% 8/15/41	1,223	1,246
6.3% 1/15/38	398	442
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	75
6.15% 9/15/19	226	235
Embarq Corp.:
7.082% 6/1/16	236	265
7.995% 6/1/36	175	179
Verizon Communications, Inc.:
3.85% 11/1/42	109	87
6.25% 4/1/37	187	205
6.9% 4/15/38	260	308
		3,071
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	276	280
3.125% 7/16/22	255	230
Vodafone Group PLC 5% 12/16/13	18	18
		528
TOTAL TELECOMMUNICATION SERVICES		3,599
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.7%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 147	$ 143
2.95% 12/15/22	140	128
Duke Capital LLC 5.668% 8/15/14	16	17
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	273	303
6.4% 9/15/20 (g)	569	651
Edison International 3.75% 9/15/17	226	237
FirstEnergy Corp.:
2.75% 3/15/18	299	287
4.25% 3/15/23	528	479
7.375% 11/15/31	589	594
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	692
LG&E and KU Energy LLC:
2.125% 11/15/15	255	260
3.75% 11/15/20	49	49
Nevada Power Co. 6.5% 5/15/18	165	196
Northeast Utilities:
1.45% 5/1/18	96	92
2.8% 5/1/23	435	399
Pepco Holdings, Inc. 2.7% 10/1/15	240	246
PPL Capital Funding, Inc. 3.4% 6/1/23	207	194
Progress Energy, Inc. 6% 12/1/39	260	290
Sierra Pacific Power Co. 5.45% 9/1/13	12	12
		5,269
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	127
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	310	352
PSEG Power LLC 2.75% 9/15/16	90	93
		445
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	165	190
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	156
Dominion Resources, Inc.:
2.5756% 9/30/66 (j)	608	566
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (j)	$ 26	$ 28
National Grid PLC 6.3% 8/1/16	183	207
NiSource Finance Corp.:
4.45% 12/1/21	155	159
5.25% 2/15/43	357	343
5.4% 7/15/14	11	11
5.45% 9/15/20	148	163
5.8% 2/1/42	199	206
5.95% 6/15/41	396	420
6.4% 3/15/18	11	13
6.8% 1/15/19	677	792
Sempra Energy:
2.3% 4/1/17	376	380
2.875% 10/1/22	154	142
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	21	22
		3,798
TOTAL UTILITIES		9,639
TOTAL NONCONVERTIBLE BONDS		96,740
TOTAL CORPORATE BONDS (Cost $93,831)		96,843
U.S. Treasury Obligations - 6.9%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 10/3/13 to 11/7/13 (i)	890	890
U.S. Treasury Bonds:
3.125% 2/15/43	5,551	4,957
3.625% 8/15/43	1,098	1,082
U.S. Treasury Notes:
0.25% 9/15/14	149	149
0.25% 8/15/15	379	378
0.375% 3/15/15	3,200	3,204
0.5% 7/31/17	2,063	2,005
0.875% 11/30/16	1,361	1,359
0.875% 4/30/17	9	9
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
0.875% 1/31/18	$ 9,947	$ 9,708
0.875% 7/31/19	5,971	5,613
1% 5/31/18	5,583	5,442
1.375% 7/31/18 (f)	7,186	7,107
1.5% 8/31/18	22,069	21,931
1.75% 5/31/16	7,380	7,590
1.75% 5/15/23	350	319
2% 2/15/23	3,074	2,883
2.125% 8/31/20 (h)	15,581	15,459
TOTAL U.S. TREASURY OBLIGATIONS (Cost $91,813)		90,085
U.S. Government Agency - Mortgage Securities - 2.1%

Fannie Mae - 1.9%
2.303% 6/1/36 (j)	9	10
2.5% 1/1/43 to 2/1/43	500	455
2.753% 7/1/37 (j)	18	19
3% 2/1/43 to 8/1/43	1,299	1,243
3% 9/1/43 (h)	200	191
3% 9/1/43 (h)	200	191
3% 9/1/43 (h)	100	96
3% 9/1/43 (h)	100	96
3% 9/1/43 (h)	600	574
3% 9/1/43 (h)	200	191
3% 9/1/43 (h)	600	574
3.5% 10/1/40 to 8/1/43	11,262	11,114
4% 5/1/26	83	88
4% 9/1/43 (h)	1,300	1,341
4% 9/1/43 (h)	200	206
4% 9/1/43 (h)	100	103
4% 9/1/43 (h)	100	103
4% 10/1/43 (h)	1,500	1,542
4.5% 12/1/23	15	16
4.5% 9/1/43 (h)	1,700	1,794
4.5% 10/1/43 (h)	1,700	1,789
5% 12/1/35	610	657
5% 9/1/43 (h)	300	322
5% 10/1/43 (h)	300	322
5.5% 9/1/43 (h)	900	977
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/1/43 (h)	$ 500	$ 543
6% 11/1/35 to 8/1/37	523	579
TOTAL FANNIE MAE		25,136
Freddie Mac - 0.1%
3% 1/1/43 to 2/1/43	197	188
3.126% 10/1/35 (j)	23	24
3.5% 6/1/43	473	464
5% 11/1/40	333	362
TOTAL FREDDIE MAC		1,038
Ginnie Mae - 0.1%
4% 4/15/39 to 9/15/40	1,100	1,144
4% 9/1/43 (h)	100	104
5.5% 6/15/35	158	174
TOTAL GINNIE MAE		1,422
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $28,188)		27,596
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (j)	30	27
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8591% 4/25/35 (j)	1	1
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	310	312
Series 2011-3 Class A2, 1.81% 5/15/16	280	282
Series 2012-3 Class A2, 1.21% 6/15/17	370	371
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (j)	3	3
Series 2004-R2 Class M3, 1.0091% 4/25/34 (j)	4	3
Series 2005-R2 Class M1, 0.6341% 4/25/35 (j)	69	67
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (j)	2	2
Series 2004-W11 Class M2, 1.2341% 11/25/34 (j)	25	23
Series 2004-W7 Class M1, 1.0091% 5/25/34 (j)	27	25
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (j)	$ 56	$ 20
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0091% 4/25/34 (j)	96	90
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.39% 12/20/17	360	360
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (g)(j)	10	8
Class C, 1.2841% 7/20/39 (g)(j)	15	1
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (j)	82	47
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	85	85
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6391% 4/25/34 (j)	5	4
Series 2004-4 Class M2, 0.9791% 6/25/34 (j)	25	23
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (j)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (j)	13	10
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (j)	1	0*
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	700	699
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (j)	43	33
Class M4, 1.2041% 1/25/35 (j)	16	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (g)(j)	106	83
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (g)(j)	3	3
Series 2006-2A:
Class A, 0.3641% 11/15/34 (g)(j)	31	28
Class B, 0.4641% 11/15/34 (g)(j)	11	9
Class C, 0.5641% 11/15/34 (g)(j)	19	14
Class D, 0.9341% 11/15/34 (g)(j)	7	4
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (g)(j)	56	56
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4741% 8/25/33 (j)	27	25
Series 2003-5 Class A2, 0.8841% 12/25/33 (j)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (j)	56	26
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (j)	56	55
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (j)	$ 17	$ 17
Series 2006-A Class 2C, 1.4261% 3/27/42 (j)	43	7
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (j)	25	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (j)	3	3
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (j)	28	27
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (j)	55	50
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (j)	3	3
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (j)	18	17
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (j)	19	8
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (j)	65	55
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (e)(g)(j)	25	0
Series 2006-1A Class A, 1.5841% 3/20/11 (e)(g)(j)	53	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (j)	24	20
Class M4, 1.6341% 9/25/34 (j)	31	9
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (j)	67	57
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (j)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (j)	49	45
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (j)	52	39
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (j)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (j)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (g)(j)	60	2
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (g)(j)	81	72
TOTAL ASSET-BACKED SECURITIES (Cost $2,887)		3,240
Collateralized Mortgage Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7441% 1/25/35 (j)	$ 69	$ 66
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (j)	36	36
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2541% 12/20/54 (g)(j)	382	375
Class C2, 1.3841% 12/20/54 (g)(j)	271	238
Series 2006-2:
Class A4, 0.2641% 12/20/54 (j)	108	106
Class C1, 1.1241% 12/20/54 (j)	242	212
Series 2006-3:
Class A3, 0.2641% 12/20/54 (j)	51	50
Class A7, 0.3841% 12/20/54 (j)	60	59
Class C2, 1.1841% 12/20/54 (j)	50	44
Series 2006-4:
Class A4, 0.2841% 12/20/54 (j)	175	172
Class B1, 0.3641% 12/20/54 (j)	169	156
Class C1, 0.9441% 12/20/54 (j)	103	90
Class M1, 0.5241% 12/20/54 (j)	44	40
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (j)	84	74
Class 1M1, 0.4841% 12/20/54 (j)	54	49
Class 2A1, 0.3241% 12/20/54 (j)	137	135
Class 2C1, 1.0441% 12/20/54 (j)	38	33
Class 2M1, 0.6841% 12/20/54 (j)	70	63
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (j)	97	85
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (j)	28	28
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (j)	19	18
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (j)	61	48
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (j)	27	20
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (j)	41	35
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (j)	72	69
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.535% 7/10/35 (g)(j)	16	15
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (g)(j)	$ 1	$ 1
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (j)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (j)	9	9
TOTAL PRIVATE SPONSOR		2,327
U.S. Government Agency - 0.1%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4841% 5/25/35 (j)	61	62
Series 2006-50 Class BF, 0.5841% 6/25/36 (j)	77	78
Series 2006-82 Class F, 0.7541% 9/25/36 (j)	115	115
Series 2007-36 Class F, 0.4141% 4/25/37 (j)	96	96
Series 2011-37 Class FA, 0.6341% 5/25/41 (j)	286	287
Series 2011-40 Class DF, 0.6341% 5/25/41 (j)	221	222
Series 2013-62 Class FA, 0.4841% 6/25/43 (j)	357	357
floater sequential payer:
Series 2010-74 Class WF, 0.7841% 7/25/34 (j)	81	82
Series 2012-120 Class FE 0.4841% 2/25/39 (j)	159	158
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	9	9
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.6041% 4/15/41 (j)	151	151
Series 3830 Class FD, 0.5441% 3/15/41 (j)	397	399
floater sequential payer Series 2011-3969 Class AF, 0.6341% 10/15/33 (j)	176	176
TOTAL U.S. GOVERNMENT AGENCY		2,192
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,490)		4,519
Commercial Mortgage Securities - 1.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (j)(l)	$ 30	$ 1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	16	16
Series 2006-2 Class AAB, 5.7116% 5/10/45 (j)	42	44
Series 2006-3 Class A4, 5.889% 7/10/44	320	351
Series 2006-5 Class A2, 5.317% 9/10/47	198	199
Series 2006-6 Class A3, 5.369% 10/10/45	150	153
Series 2007-4 Class A3, 5.8103% 2/10/51 (j)	46	47
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	233	243
Series 2006-6 Class E, 5.619% 10/10/45 (g)	43	5
Series 2007-3:
Class A3, 5.5595% 6/10/49 (j)	125	125
Class A4, 5.5595% 6/10/49 (j)	156	173
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	164	178
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (g)(j)	2	2
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (g)(j)	50	41
Class B1, 1.5841% 1/25/36 (g)(j)	4	1
Class M1, 0.6341% 1/25/36 (g)(j)	16	9
Class M2, 0.6541% 1/25/36 (g)(j)	5	3
Class M3, 0.6841% 1/25/36 (g)(j)	7	4
Class M4, 0.7941% 1/25/36 (g)(j)	4	2
Class M5, 0.8341% 1/25/36 (g)(j)	4	1
Class M6, 0.8841% 1/25/36 (g)(j)	4	1
Series 2006-3A Class M4, 0.6141% 10/25/36 (g)(j)	1	0*
Series 2007-1 Class A2, 0.4541% 3/25/37 (g)(j)	28	18
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (g)(j)	27	21
Class A2, 0.5041% 7/25/37 (g)(j)	25	13
Class M1, 0.5541% 7/25/37 (g)(j)	9	3
Class M2, 0.5941% 7/25/37 (g)(j)	5	1
Class M3, 0.6741% 7/25/37 (g)(j)	5	0*
Class M4, 0.8341% 7/25/37 (g)(j)	10	0*
Class M5, 0.9341% 7/25/37 (g)(j)	2	0*
Series 2007-3:
Class A2, 0.4741% 7/25/37 (g)(j)	30	19
Class M1, 0.4941% 7/25/37 (g)(j)	5	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class M2, 0.5241% 7/25/37 (g)(j)	$ 6	$ 2
Class M3, 0.5541% 7/25/37 (g)(j)	9	2
Class M4, 0.6841% 7/25/37 (g)(j)	14	3
Class M5, 0.7841% 7/25/37 (g)(j)	7	1
Class M6, 0.9841% 7/25/37 (g)(j)	1	0*
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (g)(j)	10	1
Class M2, 1.2341% 9/25/37 (g)(j)	10	1
Class M4, 1.7841% 9/25/37 (g)(j)	11	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(j)(l)	273	19
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (g)(j)	25	24
Class E, 0.4841% 3/15/22 (g)(j)	128	119
Class F, 0.5341% 3/15/22 (g)(j)	78	71
Class G, 0.5841% 3/15/22 (g)(j)	20	18
Class H, 0.7341% 3/15/22 (g)(j)	25	22
Class J, 0.8841% 3/15/22 (g)(j)	25	21
sequential payer Series 2007-PW16 Class A4, 5.7131% 6/11/40 (j)	44	49
Series 2006-PW13 Class A3, 5.518% 9/11/41	90	90
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (g)(j)(l)	708	1
Series 2006-T22 Class A4, 5.5802% 4/12/38 (j)	9	10
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (g)(j)(l)	4,853	32
Series 2007-T28 Class X2, 0.1575% 9/11/42 (g)(j)(l)	2,645	9
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (g)(j)	25	23
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	88	90
Class XCL, 1.198% 5/15/35 (g)(j)(l)	210	3
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,180	2,385
Series 2007-CD4 Class A3, 5.293% 12/11/49	73	75
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	225	13
Series 2007-C2 Class B, 5.617% 4/15/47 (j)	84	62
COMM pass-thru certificates floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (g)(j)	6	6
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (g)(j)	35	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	$ 600	$ 609
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	16	16
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	68	76
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (g)(j)	268	242
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	24	24
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (j)(l)	16	0*
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (g)(j)(l)	24	0*
Series 2006-C1 Class A3, 5.392% 2/15/39 (j)	183	186
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (g)(j)	28	28
Class C:
0.3541% 2/15/22 (g)(j)	84	83
0.4541% 2/15/22 (g)(j)	30	29
Class F, 0.5041% 2/15/22 (g)(j)	60	58
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (j)(l)	924	2
Class B, 5.487% 2/15/40 (g)(j)	115	17
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,194	1,312
Series 2001-1 Class X1, 2.0442% 5/15/33 (g)(j)(l)	34	0*
Series 2007-C1 Class XP, 0.1582% 12/10/49 (j)(l)	494	1
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (g)(j)	28	28
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (j)	60	66
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (g)(j)(l)	1,155	4
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(j)	51	51
Class C, 2.0056% 3/6/20 (g)(j)	44	44
Class D, 2.2018% 3/6/20 (g)(j)	117	117
Class F, 2.6334% 3/6/20 (g)(j)	4	4
Class G, 2.7903% 3/6/20 (g)(j)	2	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6 Class A2, 5.506% 4/10/38	$ 125	$ 125
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	2	2
Class A4, 5.56% 11/10/39 (j)	80	88
Series 2007-GG10 Class A2, 5.778% 8/10/45	15	15
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (g)(j)	32	31
Class C, 0.3941% 11/15/18 (g)(j)	23	22
Class D, 0.4141% 11/15/18 (g)(j)	7	6
Class E, 0.4641% 11/15/18 (g)(j)	10	9
Class F, 0.5141% 11/15/18 (g)(j)	14	14
Class G, 0.5441% 11/15/18 (g)(j)	13	12
Class H, 0.6841% 11/15/18 (g)(j)	10	9
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (j)	33	33
Series 2006-LDP9 Class A3, 5.336% 5/15/47	31	34
Series 2007-CB18 Class A4, 5.44% 6/12/47	70	77
Series 2007-CB19 Class A4, 5.711% 2/12/49 (j)	1,130	1,259
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (j)	98	100
Class A4, 5.8137% 6/15/49 (j)	680	757
Series 2007-LDPX Class A3, 5.42% 1/15/49	554	609
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4	4
Series 2006-CB17 Class A3, 5.45% 12/12/43	6	6
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (j)	250	274
Series 2007-CB19:
Class B, 5.711% 2/12/49 (j)	6	2
Class C, 5.711% 2/12/49 (j)	17	3
Class D, 5.711% 2/12/49 (j)	18	2
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	6	1
Class ES, 5.5357% 1/15/49 (g)(j)	39	0*
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (j)	58	65
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	0*	0*
Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
Series 2006-C7 Class A2, 5.3% 11/15/38	39	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1 Class A4, 5.424% 2/15/40	$ 550	$ 605
Series 2006-C6 Class XCP, 0.673% 9/15/39 (j)(l)	288	0*
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (j)(l)	102	0*
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	94	103
Series 2007-C7:
Class A3, 5.866% 9/15/45	505	554
Class XCP, 0.2714% 9/15/45 (j)(l)	4,548	17
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (g)(j)	24	24
Class E, 0.4741% 9/15/21 (g)(j)	86	85
Class F, 0.5241% 9/15/21 (g)(j)	52	50
Class G, 0.5441% 9/15/21 (g)(j)	102	98
Class H, 0.5841% 9/15/21 (g)(j)	26	25
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4193% 1/12/44 (g)(j)	65	57
Series 2006-C1 Class A2, 5.6376% 5/12/39 (j)	29	29
Series 2007-C1 Class A4, 5.8499% 6/12/50 (j)	354	395
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (j)	4	4
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (j)	40	44
Class ASB, 5.133% 12/12/49 (j)	40	42
Series 2007-5 Class A4, 5.378% 8/12/48	63	69
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	550	602
Series 2007-7 Class A4, 5.7364% 6/12/50 (j)	263	292
Series 2006-4 Class XP, 0.6175% 12/12/49 (j)(l)	798	7
Series 2007-6 Class B, 5.635% 3/12/51 (j)	75	16
Series 2007-7 Class B, 5.7364% 6/12/50 (j)	7	0*
Series 2007-8 Class A3, 5.8968% 8/12/49 (j)	65	73
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (g)(j)	16	12
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (g)(j)	43	42
Class D, 0.374% 10/15/20 (g)(j)	30	29
Class E, 0.434% 10/15/20 (g)(j)	38	36
Class F, 0.484% 10/15/20 (g)(j)	23	21
Class G, 0.524% 10/15/20 (g)(j)	28	26
Class H, 0.614% 10/15/20 (g)(j)	18	15
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Class J, 0.764% 10/15/20 (g)(j)	$ 10	$ 4
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	35	36
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (j)	21	22
Series 2006-T23 Class A3, 5.8075% 8/12/41 (j)	38	38
Series 2007-HQ12 Class A2, 5.5794% 4/12/49 (j)	358	364
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	113	125
Class B, 5.7275% 4/15/49 (j)	18	3
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	619	788
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (g)(j)	69	63
Class G, 0.5441% 9/15/21 (g)(j)	80	74
Class J, 0.7841% 9/15/21 (g)(j)	18	15
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (g)(j)	168	150
Class LXR1, 0.8841% 6/15/20 (g)(j)	9	8
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	199	201
Series 2007-C30 Class A5, 5.342% 12/15/43	540	595
Series 2007-C31 Class A4, 5.509% 4/15/47	1,070	1,171
Series 2007-C32 Class A3, 5.7482% 6/15/49 (j)	147	164
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (j)	390	426
Class A5, 5.9241% 2/15/51 (j)	50	56
Series 2005-C19 Class B, 4.892% 5/15/44	75	78
Series 2005-C22:
Class B, 5.3802% 12/15/44 (j)	166	135
Class F, 5.3802% 12/15/44 (g)(j)	125	38
Series 2007-C30 Class XP, 0.4764% 12/15/43 (g)(j)(l)	607	1
Series 2007-C31 Class C, 5.6796% 4/15/47 (j)	21	15
Series 2007-C31A Class A2, 5.421% 4/15/47	995	997
Series 2007-C32:
Class D, 5.7482% 6/15/49 (j)	56	23
Class E, 5.7482% 6/15/49 (j)	89	27
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,119)		20,488
Municipal Securities - 0.6%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	$ 100	$ 102
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	88
7.3% 10/1/39	535	669
7.5% 4/1/34	465	588
7.55% 4/1/39	500	647
7.6% 11/1/40	895	1,173
7.625% 3/1/40	150	195
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	315	350
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,690	1,483
Series 2010, 4.421% 1/1/15	260	269
Series 2010-1, 6.63% 2/1/35	320	316
Series 2010-3:
6.725% 4/1/35	475	473
7.35% 7/1/35	220	232
Series 2011:
5.665% 3/1/18	130	139
5.877% 3/1/19	510	547
TOTAL MUNICIPAL SECURITIES (Cost $7,671)		7,271
Foreign Government and Government Agency Obligations - 0.1%

Brazilian Federative Republic 5.625% 1/7/41	400	386
United Mexican States 4.75% 3/8/44	352	306
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $769)		692
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $255)	250	262
Fixed-Income Funds - 8.9%
	Shares	Value (000s)
Fidelity High Income Central Fund 2 (k)	276,528	$ 31,618
Fidelity Mortgage Backed Securities Central Fund (k)	809,450	85,122
TOTAL FIXED-INCOME FUNDS (Cost $111,910)		116,740
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.10% (b)	50,476,657	50,477
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	53,550	54
TOTAL MONEY MARKET FUNDS (Cost $50,531)		50,531
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (c) (Cost $4,049)	$ 4,049	4,049
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,169,091)		1,324,299
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(17,957)
NET ASSETS - 100%		$ 1,306,342
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/43	$ (800)	(765)
3% 9/1/43	(400)	(382)
3% 9/1/43	(200)	(191)
3% 9/1/43	(600)	(574)
4% 9/1/43	(1,500)	(1,547)
4.5% 9/1/43	(1,700)	(1,793)
5% 9/1/43	(300)	(322)
5.5% 9/1/43	(500)	(543)
5.5% 9/1/43	(500)	(543)
TOTAL FANNIE MAE		(6,660)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
4% 9/1/43	$ (200)	$ (207)
4% 9/1/43	(100)	(104)
4% 9/1/43	(100)	(104)
4% 9/1/43	(100)	(104)
TOTAL GINNIE MAE		(519)
TOTAL TBA SALE COMMITMENTS (Proceeds $7,199)		$ (7,179)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
163 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 13,295	$ 147

The face value of futures purchased as a percentage of net assets is 1%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	2.5%	$ 61	$ (58)	$ 0	$ (58)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,808,000 or 1.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $625,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,153,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 359
Legend Pictures LLC	9/23/10	$ 311
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,049,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 4,049
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 72
Fidelity High Income Central Fund 2	1,933
Fidelity Mortgage Backed Securities Central Fund	1,798
Fidelity Securities Lending Cash Central Fund	56
Total	$ 3,859
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 29,607	$ 1,933	$ -	$ 31,618	4.0%
Fidelity Mortgage Backed Securities Central Fund	104,612	3,801	19,503	85,122	0.6%
Total	$ 134,219	$ 5,734	$ 19,503	$ 116,740
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,249	$ 102,501	$ -	$ 748
Consumer Staples	93,900	91,139	2,761	-
Energy	91,860	91,860	-	-
Financials	152,911	149,466	3,445	-
Health Care	115,196	115,196	-	-
Industrials	91,628	91,628	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 171,267	$ 171,267	$ -	$ -
Materials	34,275	34,275	-	-
Telecommunication Services	19,494	19,494	-	-
Utilities	28,203	28,203	-	-
Corporate Bonds	96,843	-	96,843	-
U.S. Government and Government Agency Obligations	90,085	-	90,085	-
U.S. Government Agency - Mortgage Securities	27,596	-	27,596	-
Asset-Backed Securities	3,240	-	3,016	224
Collateralized Mortgage Obligations	4,519	-	4,504	15
Commercial Mortgage Securities	20,488	-	20,468	20
Municipal Securities	7,271	-	7,271	-
Foreign Government and Government Agency Obligations	692	-	692	-
Bank Notes	262	-	262	-
Fixed-Income Funds	116,740	116,740	-	-
Money Market Funds	50,531	50,531	-	-
Cash Equivalents	4,049	-	4,049	-
Total Investments in Securities:	$ 1,324,299	$ 1,062,300	$ 260,992	$ 1,007
Derivative Instruments:
Assets
Futures Contracts	$ 147	$ 147	$ -	$ -
Liabilities
Swaps	$ (58)	$ -	$ (58)	$ -
Total Derivative Instruments:	$ 89	$ 147	$ (58)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (7,179)	$ -	$ (7,179)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (58)
Equity Risk
Futures Contracts (a)	147	-
Total Value of Derivatives	$ 147	$ (58)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	15.5%
AAA,AA,A	4.1%
BBB	5.4%
BB	0.9%
B	1.4%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.1%
Equities	69.1%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
United Kingdom	2.4%
Ireland	1.5%
Netherlands	1.2%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $4,005 and repurchase agreements of $4,049) - See accompanying schedule: Unaffiliated issuers (cost $1,006,650)	$ 1,157,028
Fidelity Central Funds (cost $162,441)	167,271
Total Investments (cost $1,169,091)		$ 1,324,299
Cash		28
Foreign currency held at value (cost $4)		4
Receivable for investments sold Regular delivery		36,941
Delayed delivery		4,020
Receivable for TBA sale commitments		7,199
Receivable for fund shares sold		863
Dividends receivable		1,483
Interest receivable		1,569
Distributions receivable from Fidelity Central Funds		5
Other receivables		49
Total assets		1,376,460

Liabilities
Payable for investments purchased Regular delivery	$ 37,094
Delayed delivery	15,207
TBA sale commitments, at value	7,179
Payable for swaps	4
Payable for fund shares redeemed	5,070
Bi-lateral OTC swaps, at value	58
Accrued management fee	448
Distribution and service plan fees payable	504
Payable for daily variation margin for derivative instruments	44
Other affiliated payables	267
Other payables and accrued expenses	140
Collateral on securities loaned, at value	4,103
Total liabilities		70,118

Net Assets		$ 1,306,342
Net Assets consist of:
Paid in capital		$ 1,117,445
Undistributed net investment income		2,958
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,624
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		155,315
Net Assets		$ 1,306,342

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($270,308.533 ÷ 15,149.241 shares)	$ 17.84

Maximum offering price per share (100/94.25 of $17.84)	$ 18.93
Class T: Net Asset Value and redemption price per share ($820,949.488 ÷ 45,632.816 shares)	$ 17.99

Maximum offering price per share (100/96.50 of $17.99)	$ 18.64
Class B: Net Asset Value and offering price per share ($12,611.772 ÷ 706.766 shares)A	$ 17.84

Class C: Net Asset Value and offering price per share ($104,912.151 ÷ 5,907.145 shares)A	$ 17.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($97,462.392 ÷ 5,382.423 shares)	$ 18.11

Class Z: Net Asset Value, offering price and redemption price per share ($97.576 ÷ 5.388 shares)	$ 18.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Dividends		$ 15,094
Interest		8,319
Income from Fidelity Central Funds		3,859
Total income		27,272

Expenses
Management fee	$ 4,995
Transfer agent fees	2,551
Distribution and service plan fees	5,607
Accounting and security lending fees	505
Custodian fees and expenses	122
Independent trustees' compensation	8
Registration fees	97
Audit	112
Legal	8
Miscellaneous	11
Total expenses before reductions	14,016
Expense reductions	(134)	13,882
Net investment income (loss)		13,390
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,136
Fidelity Central Funds	1,095
Foreign currency transactions	(4)
Futures contracts	1,598
Swaps	(10)
Total net realized gain (loss)		72,815
Change in net unrealized appreciation (depreciation) on: Investment securities	36,090
Assets and liabilities in foreign currencies	(1)
Futures contracts	(20)
Swaps	12
Delayed delivery commitments	51
Total change in net unrealized appreciation (depreciation)		36,132
Net gain (loss)		108,947
Net increase (decrease) in net assets resulting from operations		$ 122,337

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,390	$ 14,700
Net realized gain (loss)	72,815	38,106
Change in net unrealized appreciation (depreciation)	36,132	63,324
Net increase (decrease) in net assets resulting from operations	122,337	116,130
Distributions to shareholders from net investment income	(12,715)	(14,297)
Share transactions - net increase (decrease)	50,238	27,655
Total increase (decrease) in net assets	159,860	129,488

Net Assets
Beginning of period	1,146,482	1,016,994
End of period (including undistributed net investment income of $2,958 and undistributed net investment income of $2,837, respectively)	$ 1,306,342	$ 1,146,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 14.83	$ 13.29	$ 12.61	$ 14.55
Income from Investment Operations
Net investment income (loss) C	.22	.24	.23	.24	.25
Net realized and unrealized gain (loss)	1.52	1.48	1.55	.70	(1.93)
Total from investment operations	1.74	1.72	1.78	.94	(1.68)
Distributions from net investment income	(.21)	(.24)	(.23)	(.24)	(.21)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)
Total distributions	(.21)	(.24)	(.24)	(.26) G	(.26)
Net asset value, end of period	$ 17.84	$ 16.31	$ 14.83	$ 13.29	$ 12.61
Total Return A, B	10.74%	11.72%	13.34%	7.44%	(11.30)%
Ratios to Average Net Assets D, F
Expenses before reductions	.95%	.98%	1.00%	1.00%	1.06%
Expenses net of fee waivers, if any	.95%	.98%	1.00%	1.00%	1.06%
Expenses net of all reductions	.94%	.98%	.99%	.99%	1.06%
Net investment income (loss)	1.27%	1.56%	1.53%	1.76%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 270	$ 249	$ 215	$ 203	$ 213
Portfolio turnover rate E	124%	124%	146% H	116%	215% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 14.95	$ 13.40	$ 12.70	$ 14.66
Income from Investment Operations
Net investment income (loss) C	.18	.21	.20	.21	.23
Net realized and unrealized gain (loss)	1.54	1.49	1.56	.72	(1.95)
Total from investment operations	1.72	1.70	1.76	.93	(1.72)
Distributions from net investment income	(.17)	(.21)	(.20)	(.21)	(.19)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)
Total distributions	(.17)	(.21)	(.21)	(.23) G	(.24)
Net asset value, end of period	$ 17.99	$ 16.44	$ 14.95	$ 13.40	$ 12.70
Total Return A, B	10.55%	11.44%	13.09%	7.32%	(11.54)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.17%	1.19%	1.20%	1.23%	1.29%
Expenses net of fee waivers, if any	1.17%	1.19%	1.20%	1.23%	1.29%
Expenses net of all reductions	1.16%	1.18%	1.19%	1.21%	1.29%
Net investment income (loss)	1.05%	1.36%	1.33%	1.54%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 821	$ 737	$ 673	$ 619	$ 621
Portfolio turnover rate E	124%	124%	146% H	116%	215% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 14.81	$ 13.27	$ 12.58	$ 14.51
Income from Investment Operations
Net investment income (loss) C	.08	.12	.11	.13	.16
Net realized and unrealized gain (loss)	1.52	1.47	1.54	.71	(1.92)
Total from investment operations	1.60	1.59	1.65	.84	(1.76)
Distributions from net investment income	(.06)	(.10)	(.10)	(.13)	(.13)
Distributions from net realized gain	-	-	(.01)	(.02)	(.04)
Total distributions	(.06)	(.10)	(.11)	(.15) G	(.17)
Net asset value, end of period	$ 17.84	$ 16.30	$ 14.81	$ 13.27	$ 12.58
Total Return A, B	9.85%	10.78%	12.42%	6.66%	(11.98)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.78%	1.78%	1.80%	1.82%	1.83%
Expenses net of fee waivers, if any	1.78%	1.78%	1.80%	1.82%	1.83%
Expenses net of all reductions	1.77%	1.78%	1.79%	1.81%	1.83%
Net investment income (loss)	.44%	.76%	.73%	.94%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 15	$ 19	$ 24	$ 29
Portfolio turnover rate E	124%	124%	146% H	116%	215% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.24	$ 14.77	$ 13.23	$ 12.55	$ 14.49
Income from Investment Operations
Net investment income (loss) C	.09	.13	.12	.13	.17
Net realized and unrealized gain (loss)	1.52	1.46	1.55	.71	(1.93)
Total from investment operations	1.61	1.59	1.67	.84	(1.76)
Distributions from net investment income	(.09)	(.12)	(.12)	(.15)	(.13)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)
Total distributions	(.09)	(.12)	(.13)	(.16) G	(.18)
Net asset value, end of period	$ 17.76	$ 16.24	$ 14.77	$ 13.23	$ 12.55
Total Return A, B	9.93%	10.81%	12.59%	6.69%	(12.02)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.71%	1.73%	1.74%	1.76%	1.82%
Expenses net of fee waivers, if any	1.71%	1.73%	1.74%	1.76%	1.82%
Expenses net of all reductions	1.70%	1.72%	1.73%	1.75%	1.81%
Net investment income (loss)	.51%	.81%	.79%	1.00%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$ 105	$ 80	$ 69	$ 62	$ 61
Portfolio turnover rate E	124%	124%	146% H	116%	215% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 15.06	$ 13.49	$ 12.79	$ 14.76
Income from Investment Operations
Net investment income (loss) B	.27	.29	.28	.28	.28
Net realized and unrealized gain (loss)	1.55	1.49	1.57	.72	(1.95)
Total from investment operations	1.82	1.78	1.85	1.00	(1.67)
Distributions from net investment income	(.26)	(.29)	(.27)	(.28)	(.25)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)
Total distributions	(.26)	(.29)	(.28)	(.30) F	(.30)
Net asset value, end of period	$ 18.11	$ 16.55	$ 15.06	$ 13.49	$ 12.79
Total Return A	11.08%	11.96%	13.69%	7.81%	(11.07)%
Ratios to Average Net Assets C, E
Expenses before reductions	.68%	.70%	.71%	.73%	.79%
Expenses net of fee waivers, if any	.68%	.70%	.71%	.73%	.79%
Expenses net of all reductions	.67%	.70%	.70%	.72%	.78%
Net investment income (loss)	1.54%	1.84%	1.82%	2.03%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 97	$ 66	$ 42	$ 34	$ 24
Portfolio turnover rate D	124%	124%	146% G	116%	215% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class Z

Year ended August 31,	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(.46)
Total from investment operations	(.45)
Net asset value, end of period	$ 18.11
Total Return B, C	(2.42)%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A
Expenses net of fee waivers, if any	.53% A
Expenses net of all reductions	.52% A
Net investment income (loss)	.85% A
Supplemental Data
Portfolio turnover rate F	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on August 13, 2013. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 162,198
Gross unrealized depreciation	(16,106)
Net unrealized appreciation (depreciation) on securities and other investments	$ 146,092

Tax Cost	$ 1,178,207

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,127
Undistributed long-term capital gain	$ 40,754
Net unrealized appreciation (depreciation)	$ 146,053

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 12,715	$ 14,297

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (10)	$ 12
Equity Risk
Futures Contracts	1,598	(20)

Totals (a)	$ 1,588	$ (8)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions

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4. Derivative Instruments - continued

Swaps - continued

(e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $866,875 and $800,425, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

(FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 644	$ 24
Class T	.25%	.25%	3,933	61
Class B	.75%	.25%	139	105
Class C	.75%	.25%	891	161
			$ 5,607	$ 351

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 89
Class T	28
Class B*	19
Class C*	13
$ 149

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 588.23
Class T	1,530.19
Class B	42.30
Class C	210.24
Institutional Class	181.21
Class Z	-*	.05
	$ 2,551

* Amount represents three dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of

Annual Report

8. Security Lending - continued

U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $56, including one hundred and ninety three dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $134 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 3,147	$ 3,516
Class T	7,824	9,160
Class B	52	110
Class C	447	559
Institutional Class	1,245	952
Total	$ 12,715	$ 14,297

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013A	2012	2013A	2012
Class A
Shares sold	3,876	3,904	$ 66,780	$ 60,588
Reinvestment of distributions	176	218	2,976	3,329
Shares redeemed	(4,158)	(3,340)	(70,968)	(51,423)
Net increase (decrease)	(106)	782	$ (1,212)	$ 12,494
Class T
Shares sold	11,028	11,067	$ 191,060	$ 172,863
Reinvestment of distributions	442	569	7,519	8,748
Shares redeemed	(10,672)	(11,814)	(185,185)	(183,862)
Net increase (decrease)	798	(178)	$ 13,394	$ (2,251)
Class B
Shares sold	91	87	$ 1,597	$ 1,346
Reinvestment of distributions	3	7	47	100
Shares redeemed	(330)	(407)	(5,668)	(6,287)
Net increase (decrease)	(236)	(313)	$ (4,024)	$ (4,841)
Class C
Shares sold	1,878	1,141	$ 32,570	$ 17,545
Reinvestment of distributions	24	33	408	505
Shares redeemed	(897)	(921)	(15,312)	(14,116)
Net increase (decrease)	1,005	253	$ 17,666	$ 3,934
Institutional Class
Shares sold	3,287	2,144	$ 57,536	$ 33,714
Reinvestment of distributions	70	60	1,210	930
Shares redeemed	(1,941)	(1,029)	(34,432)	(16,325)
Net increase (decrease)	1,416	1,175	$ 24,314	$ 18,319
Class Z
Shares sold	5	-	$ 100	$ -
Reinvestment of distributions	-	-	-	-
Shares redeemed	-	-	-	-
Net increase (decrease)	5	-	$ 100	$ -

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 18, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 166 funds. Mr. Curvey oversees 387 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 230 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley serves as a Trustee and Chairman of the Board of Trustees of other Fidelity funds (2013-present), and is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present) and serves as a Trustee of other Fidelity funds (2013-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present), Deputy Treasurer (2013-present), and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Vice President of other Fidelity funds (2013-present), Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as Vice President of other Fidelity funds (2009-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Assistant Secretary of other Fidelity funds (2009-present), Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon also serves as Chief Compliance Officer of other Fidelity funds (2012-present). Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President (2011-present), and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith also serves as Assistant Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class Z	10/14/2013	10/11/2013	$0.073	$0.558

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $46,790,417, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,507,236 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for a sleeve of the fund in March 2011, April 2013, and June 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Advisor Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGZ-UANN-1013
1.969411.100

Item 2. Code of Ethics

As of the end of the period, August 31, 2013, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Balanced Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$81,000	$-	$6,800	$700

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$77,000	$-	$6,600	$500

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2013A	August 31, 2012A
Audit-Related Fees	$1,115,000	$615,000
Tax Fees	$-	$-
All Other Fees	$765,000	$1,115,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2013 A	August 31, 2012 A
Deloitte Entities	$1,985,000	$1,820,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2013